UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

One State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Alan Goldberg
Paul J. Smith	Stradley Ronon Stevens & Young
One State Farm Plaza	191 North Wacker Dr., Suite 1601
Bloomington, Illinois 61710-0001	Chicago, Illinois 60606

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2016

Date of reporting period: 03/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (97.24%)
Consumer Discretionary (14.67%)
Amazon.com Inc. (a)	500	$296,820
AutoZone Inc. (a)	500	398,345
Best Buy Co. Inc.	7,900	256,276
Comcast Corp. Class A	15,600	952,848
Darden Restaurants Inc.	4,700	311,610
Foot Locker Inc.	5,200	335,400
Home Depot Inc., The	7,400	987,382
L Brands Inc.	4,000	351,240
Lear Corp.	2,800	311,276
Lowe’s Companies Inc.	4,800	363,600
Netflix Inc. (a)	3,200	327,136
NIKE Inc. Class B	5,100	313,497
O’Reilly Automotive Inc. (a)	2,600	711,516
Ross Stores Inc.	6,600	382,140
Scripps Networks Interactive Class A	4,400	288,200
Skechers U.S.A. Inc. Class A (a)	10,000	304,500
Starbucks Corp.	6,200	370,140
Time Warner Inc.	8,300	602,165
Ulta Salon, Cosmetics & Fragrance Inc. (a)	1,700	329,358
Under Armour Inc. Class A (a)	5,800	492,014
VF Corp.	9,600	621,696

		9,307,159

Consumer Staples (11.94%)
Clorox Co., The	1,200	151,272
Colgate-Palmolive Co.	9,800	692,370
ConAgra Foods Inc.	7,800	348,036
Constellation Brands Inc. Class A	2,900	438,161
Costco Wholesale Corp.	2,400	378,192
CVS Health Corp.	3,300	342,309
Estee Lauder Companies Inc. Class A, The	1,700	160,327
General Mills Inc.	8,800	557,480
Hormel Foods Corp.	14,400	622,656
JM Smucker Co., The	4,800	623,232
Kroger Co., The	13,000	497,250
McCormick & Company Inc.	8,700	865,476
Monster Beverage Corp. (a)	2,500	333,450
PepsiCo Inc.	7,000	717,360
Sysco Corp.	8,800	411,224
Walgreens Boots Alliance Inc.	5,200	438,048

		7,576,843

Energy (5.86%)
Antero Resources Corp. (a)	6,400	159,168
Chevron Corp.	7,000	667,800
EOG Resources Inc.	7,400	537,092
EQT Corp.	3,800	255,588
Exxon Mobil Corp.	9,300	777,387
Marathon Petroleum Corp.	6,600	245,388
Schlumberger Ltd.	6,200	457,250
Tesoro Corp.	4,600	395,646
Valero Energy Corp.	3,500	224,490

		3,719,809

	Shares	Value
Common Stocks (Cont.)
Financials (13.07%)
Ally Financial Inc. (a)	15,700	$293,904
American International Group Inc.	13,600	735,080
Bank of America Corp.	58,300	788,216
Chubb Ltd.	5,700	679,155
Discover Financial Services	6,000	305,520
Equinix Inc.	900	297,639
FactSet Research Systems Inc.	2,100	318,213
Hartford Financial Services Group Inc., The	13,600	626,688
Invesco Ltd.	19,200	590,784
JPMorgan Chase & Co.	16,500	977,130
Public Storage	1,100	303,413
Reinsurance Group of America Inc.	3,700	356,125
Santander Consumer USA Holdings Inc. (a)	26,800	281,132
Simon Property Group Inc.	3,700	768,453
Wells Fargo & Co.	20,100	972,036

		8,293,488

Health Care (12.29%)
Abbott Laboratories	14,800	619,084
Aetna Inc.	8,000	898,800
Allergan PLC (a)	1,000	268,030
Becton, Dickinson and Co.	4,300	652,826
Cardinal Health Inc.	10,100	827,695
Centene Corp. (a)	3,000	184,710
Cigna Corp.	4,200	576,408
DENTSPLY SIRONA Inc.	5,000	308,150
DexCom Inc. (a)	3,900	264,849
Edwards Lifesciences Corp. (a)	4,400	388,124
Gilead Sciences Inc.	3,500	321,510
Henry Schein Inc. (a)	2,000	345,260
Incyte Corp. (a)	6,100	442,067
Johnson & Johnson	10,100	1,092,820
United Therapeutics Corp. (a)	2,200	245,146
UnitedHealth Group Inc.	2,800	360,920

		7,796,399

Industrials (14.26%)
Alaska Air Group Inc.	4,200	344,484
American Airlines Group Inc.	7,100	291,171
Boeing Co., The	4,500	571,230
Delta Air Lines Inc.	7,800	379,704
Equifax Inc.	3,000	342,870
FedEx Corp.	3,100	504,432
General Dynamics Corp.	6,600	867,042
HD Supply Holdings Inc. (a)	9,700	320,779
Honeywell International Inc.	9,400	1,053,270
Lockheed Martin Corp.	1,900	420,850
Raytheon Co.	2,700	331,101
Southwest Airlines Co.	13,300	595,840
Spirit AeroSystems Holdings Class A (a)	6,500	294,840
Stanley Black & Decker Inc.	3,100	326,151
Union Pacific Corp.	10,400	827,320

See accompanying notes to schedules of investments.	1

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
United Continental Holdings Inc. (a)	10,000	$598,600
United Technologies Corp.	6,800	680,680
Waste Management Inc.	5,000	295,000

		9,045,364

Information Technology (19.71%)
Alphabet Inc. Class C (a)	500	372,475
Amdocs Ltd.	16,300	984,846
Amphenol Corp. Class A	2,800	161,896
Apple Inc.	15,500	1,689,345
Booz Allen Hamilton Holding Corp.	22,486	680,876
Broadcom Ltd.	2,000	309,000
CDW Corp. of Delaware	9,400	390,100
DST Systems Inc.	5,450	614,596
eBay Inc. (a)	13,600	324,496
Electronic Arts Inc. (a)	7,100	469,381
Facebook Inc. Class A (a)	5,300	604,730
Fidelity National Information Services Inc.	4,600	291,226
Fiserv Inc. (a)	4,800	492,384
Global Payments Inc.	5,400	352,620
Jack Henry & Associates Inc.	3,700	312,909
Juniper Networks Inc.	11,900	303,569
Lam Research Corp.	4,400	363,440
Micron Technology Inc. (a)	26,700	279,549
Microsoft Corp.	21,200	1,170,876
PayPal Holdings Inc. (a)	16,400	633,040
Texas Instruments Inc.	12,700	729,234
Total System Services Inc.	6,600	314,028
VeriSign Inc. (a)	7,400	655,196

		12,499,812

Materials (2.11%)
Dow Chemical Co., The	6,100	310,246
Sherwin-Williams Co., The	3,600	1,024,812

		1,335,058

Telecommunication Services (1.02%)
Verizon Communications Inc.	12,000	648,960

Utilities (2.31%)
NextEra Energy Inc.	5,100	603,534
WEC Energy Group Inc.	14,300	859,001
		1,462,535

Total Common Stocks
(cost $53,233,949)		61,685,427

	Shares	Value
Short-term Investments (2.77%)
JPMorgan U.S. Government Money Market Fund	1,759,617	$1,759,617

Total Short-term Investments
(cost $ 1,759,617)		1,759,617

TOTAL INVESTMENTS (100.01%)
(cost $ 54,993,566)		63,445,044
LIABILITIES, NET OF OTHER ASSETS (-0.01%)		(7,527)

NET ASSETS (100.00%)		$63,437,517

(a)	Non-income producing security.

2	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (97.72%)
Consumer Discretionary (15.08%)
1-800-FLOWERS.COM Inc. (a)	33,900	$267,132
Bassett Furniture Industries Inc.	10,000	318,600
BJ’s Restaurants Inc. (a)	3,600	149,652
Brunswick Corp.	8,030	385,280
Burlington Stores Inc. (a)	5,010	281,762
Cooper-Standard Holding Inc. (a)	4,300	308,912
Cracker Barrel Old Country Store Inc.	930	141,983
Dollar Tree Inc. (a)	3,590	296,031
Foot Locker Inc.	3,220	207,690
Harman International Industries Inc.	3,880	345,475
Helen of Troy Ltd. (a)	1,510	156,572
Isle of Capri Casinos Inc. (a)	31,700	443,800
Leggett & Platt Inc.	3,230	156,332
Lennar Corp. Class A	8,410	406,708
LGI Homes Inc. (a)	13,100	317,151
Lions Gate Entertainment Corp.	2,620	57,247
Live Nation Entertainment Inc. (a)	13,300	296,723
Marriott International Inc. Class A	2,500	177,950
Marriott Vacations Worldwide Corp.	3,800	256,500
Mohawk Industries Inc. (a)	5,240	1,000,316
Perry Ellis International Inc. (a)	13,300	244,853
Polaris Industries Inc.	2,740	269,835
Restoration Hardware Holdings Inc. (a)	2,620	109,778
Royal Caribbean Cruises Ltd.	4,090	335,994
Sally Beauty Holdings Inc. (a)	5,200	168,376
Signet Jewelers Ltd.	2,710	336,121
Sportsman’s Warehouse Holdings Inc. (a)	24,500	308,700
Stage Stores Inc.	16,300	131,378
Time Inc.	19,200	296,448
Tractor Supply Co.	4,560	412,498
Ulta Salon, Cosmetics & Fragrance Inc. (a)	850	164,679
Zagg Inc. (a)	15,000	135,150

		8,885,626

Consumer Staples (7.28%)
Cal-Maine Foods Inc.	5,900	306,268
Casey’s General Stores Inc.	4,310	488,409
Central Garden & Pet Co. Class A (a)	22,700	369,783
Constellation Brands Inc. Class A	1,600	241,744
Estee Lauder Companies Inc. Class A, The	2,220	209,368
Hormel Foods Corp.	4,340	187,662
Ingles Markets Inc. Class A	8,600	322,500
Lancaster Colony Corp.	2,300	254,311
National Beverage Corp. (a)	7,200	304,704
Sanderson Farms Inc.	4,600	414,828
Snyder’s-Lance Inc.	8,450	266,006
Spectrum Brands Holdings Inc.	900	98,352
SUPERVALU Inc. (a)	55,000	316,800
TreeHouse Foods Inc. (a)	1,330	115,378
WhiteWave Foods Co. (a)	9,590	389,738

		4,285,851

	Shares	Value
Common Stocks (Cont.)
Energy (3.87%)
Alon USA Energy Inc.	20,100	$207,432
Concho Resources Inc. (a)	2,750	277,860
Green Plains Inc.	19,200	306,432
Newfield Exploration Co. (a)	10,340	343,805
Patterson-UTI Energy Inc.	19,360	341,123
Renewable Energy Group Inc. (a)	30,600	288,864
Scorpio Tankers Inc.	37,400	218,042
Ship Finance International Ltd.	21,400	297,246

		2,280,804

Financials (28.04%)
American Campus Communities Inc.	6,140	289,133
American Equity Investment Life Holding Co.	12,100	203,280
Argo Group International Holdings Ltd.	6,400	367,296
Beneficial Bancorp Inc. (a)	22,100	302,549
Brixmor Property Group Inc.	9,150	234,423
Capitol Federal Financial Inc.	25,400	336,804
Cash America International Inc.	12,400	479,136
CBRE Group Inc. Class A (a)	23,090	665,454
Clifton Bancorp Inc.	24,200	365,904
CNO Financial Group Inc.	18,000	322,560
Colony Starwood Homes	13,100	324,225
Customers Bancorp Inc. (a)	12,200	288,286
E*TRADE Financial Corp. (a)	16,760	410,452
Equinix Inc.	1,880	621,735
Extra Space Storage Inc.	1,830	171,032
FBL Financial Group Inc. Class A	5,700	350,664
FCB Financial Holdings Inc. Class A (a)	10,500	349,230
First BanCorp (a)	50,000	146,000
Geo Group Inc., The	7,300	253,091
Gramercy Property Trust	41,200	348,140
Healthcare Trust of America Inc. Class A	9,490	279,196
Heritage Insurance Holdings Inc.	13,600	217,192
Impac Mortgage Holdings Inc. (a)	15,800	219,146
Intercontinental Exchange Inc.	2,120	498,497
Invesco Ltd.	5,790	178,158
Investors Bancorp Inc.	29,500	343,380
Ladder Capital Corp.	23,158	288,317
Lazard Ltd. Class A	5,450	211,460
Mid-America Apartment
Communities Inc.	2,250	229,972
National Western Life Group Inc. Class A	1,500	345,945
Navigators Group Inc., The (a)	4,500	377,415
Nelnet Inc. Class A	9,100	358,267
Northwest Bancshares Inc.	29,300	395,843
Old Republic International Corp.	12,420	227,038
OneBeacon Insurance Group Ltd. Class A	22,100	281,333
PrivateBancorp Inc.	7,800	301,080
Progressive Corp., The	8,070	283,580

See accompanying notes to schedules of investments.	3

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (cont.)
Prologis Inc.	10,540	$465,657
Provident Financial Services Inc.	15,300	308,907
Ramco-Gershenson Properties Trust	19,300	347,979
Selective Insurance Group Inc.	14,000	512,540
Signature Bank (a)	1,690	230,043
State Auto Financial Corp.	6,300	138,978
Summit Hotel Properties Inc.	24,800	296,856
SVB Financial Group (a)	1,400	142,870
Synovus Financial Corp.	14,150	409,076
Talmer Bancorp Inc. Class A	22,500	407,025
Valley National Bancorp	16,800	160,272
Walker & Dunlop Inc. (a)	15,000	364,050
Webster Financial Corp.	8,300	297,970
Western Alliance Bancorp (a)	8,250	275,385
Wilshire Bancorp Inc.	28,900	297,670

		16,520,491

Health Care (8.72%)
Acadia Healthcare Company Inc. (a)	6,350	349,948
Akorn Inc. (a)	3,800	89,414
AMN Healthcare Services Inc. (a)	11,600	389,876
BioMarin Pharmaceutical Inc. (a)	2,570	211,974
Boston Scientific Corp. (a)	9,890	186,032
Cross Country Healthcare Inc. (a)	21,300	247,719
Endo International PLC (a)	5,970	168,056
Envision Healthcare Holdings (a)	8,230	167,892
Horizon Pharma PLC (a)	9,930	164,540
Illumina Inc. (a)	1,550	251,270
Incyte Corp. (a)	2,350	170,304
LHC Group Inc. (a)	6,700	238,252
Medivation Inc. (a)	2,830	130,123
MEDNAX Inc. (a)	5,520	356,702
Owens & Minor Inc.	9,100	367,822
PDL BioPharma Inc.	61,400	204,462
Perrigo Co. PLC	2,090	267,374
Triple-S Management Corp. Class B (a)	15,900	395,274
Universal Health Services Inc. Class B	2,240	279,373
VCA Inc. (a)	4,050	233,644
Zoetis Inc.	6,090	269,970

		5,140,021

Industrials (13.45%)
A.O. Smith Corp.	5,820	444,124
ABM Industries Inc.	10,100	326,331
Acco Brands Corp. (a)	34,200	307,116
Acuity Brands Inc.	1,360	296,670
Advanced Drainage Systems Inc.	11,500	244,950
Atlas Air Worldwide Holdings Inc. (a)	6,700	283,209
Comfort Systems USA Inc.	10,400	330,408
Cubic Corp.	7,900	315,684
General Cable Corp.	13,100	159,951
Global Brass & Copper Holdings Inc.	18,600	464,070
HD Supply Holdings Inc. (a)	11,340	375,014
Ingersoll-Rand PLC	1,360	84,334
Insteel Industries Inc.	10,600	324,042
JetBlue Airways Corp. (a)	14,950	315,744

	Shares	Value
Common Stocks (Cont.)
Industrials (cont.)
Lennox International Inc.	2,740	$370,421
Mistras Group Inc. (a)	12,200	302,194
Owens Corning Inc.	8,690	410,863
Robert Half International Inc.	7,130	332,115
SkyWest Inc.	29,200	583,708
Snap-on Inc.	2,010	315,550
Southwest Airlines Co.	13,240	593,152
Textainer Group Holdings Ltd.	18,100	268,604
Titan Machinery Inc. (a)	21,800	252,008
Toro Co., The	2,610	224,773

		7,925,035

Information Technology (12.77%)
Amkor Technology Inc. (a)	75,700	445,873
Amphenol Corp. Class A	5,570	322,058
Analog Devices Inc.	3,080	182,305
Broadcom Ltd.	2,020	312,090
Cadence Design Systems Inc. (a)	8,730	205,853
Convergys Corp.	13,700	380,449
CoStar Group Inc. (a)	1,660	312,362
EarthLink Holdings Corp.	34,600	196,182
Euronet Worldwide Inc. (a)	6,020	446,142
Extreme Networks Inc. (a)	91,900	285,809
Fortinet Inc. (a)	6,440	197,257
Gartner Inc. (a)	2,540	226,949
j2 Global Inc.	3,300	203,214
Lam Research Corp.	5,750	474,950
M/A-COM Technology Solutions Holdings Inc. (a)	9,000	394,110
Mentor Graphics Corp.	11,900	241,927
NXP Semiconductors NV (a)	2,860	231,860
ON Semiconductor Corp. (a)	34,040	326,444
Palo Alto Networks Inc. (a)	2,330	380,116
Sanmina Corp. (a)	20,400	476,952
Tableau Software Inc. (a)	1,880	86,236
Tech Data Corp. (a)	3,800	291,726
Total System Services Inc.	5,390	256,456
TTM Technologies Inc. (a)	37,800	251,370
Tyler Technologies Inc. (a)	3,060	393,547

		7,522,237

Materials (4.92%)
American Vanguard Corp. (a)	22,100	348,736
Innospec Inc.	7,000	303,520
Louisiana-Pacific Corp. (a)	19,180	328,362
Rayonier Advanced Materials Inc.	29,900	284,050
Schnitzer Steel Industries Inc. Class A	18,300	337,452
Sherwin-Williams Co., The	960	273,283
Vulcan Materials Co.	9,700	1,024,031

		2,899,434

4	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (1.19%)
Atlantic Tele-Network Inc.	4,200	$318,486
Windstream Holdings Inc.	49,800	382,464

		700,950

Utilities (2.40%)
American Water Works Co. Inc.	5,820	401,173
Laclede Group Inc., The	6,400	433,600
Otter Tail Corp.	10,500	311,010
Talen Energy Corp. (a)	29,600	266,400

		1,412,183

Total Common Stocks
(cost $57,510,482)		57,572,632

Short-term Investments (2.95%)
JPMorgan U.S. Government Money Market Fund	1,734,785	1,734,785

Total Short-term Investments
(cost $1,734,785)		1,734,785

TOTAL INVESTMENTS (100.67%)
(cost $59,245,267)		59,307,417
LIABILITIES, NET OF OTHER ASSETS (-0.67%)		(392,432)

NET ASSETS (100.00%)		$58,914,985

(a)	Non-income producing security.

See accompanying notes to schedules of investments.	5

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (95.94%)
Australia (5.28%)
carsales.com Ltd.	53,211	$479,678
Domino’s Pizza Enterprises Ltd.	24,982	1,100,740
REA Group Ltd.	16,906	700,190

		2,280,608

Austria (0.60%)
Erste Group Bank AG (a)	9,290	261,106

Belgium (1.09%)
Anheuser-Busch InBev SA/NV	3,791	471,280

Brazil (0.12%)
Ambev SA	4,800	25,124
Ambev SA ADR	4,802	24,875

		49,999

Canada (4.48%)
Barrick Gold Corp.	5,347	72,612
Concordia Healthcare Corp.	16,509	422,529
Constellation Software Inc.	1,033	422,975
Dollarama Inc.	11,244	791,214
IMAX Corp. (a)	7,276	226,211

		1,935,541

China (2.73%)
Alibaba Group Holding Ltd. Sponsored ADR (a)	6,229	492,278
Ctrip.com International Ltd. ADR (a)	15,569	689,084

		1,181,362

Colombia (1.28%)
Bancolombia SA Sponsored ADR	6,517	222,751
Cementos Argos SA	37,194	144,040
Grupo Argos SA	8,170	54,621
Grupo Aval Acciones y Valores SA ADR	4,696	36,300
Grupo de Inversiones Suramericana	7,005	93,151

		550,863

Denmark (3.43%)
Novo Nordisk A/S Class B	27,319	1,481,822

France (10.95%)
Air Liquide SA	1,868	210,200
AXA SA	15,075	354,913
Cie Generale des Etablissements Michelin Class B	3,801	388,961
Essilor International SA	4,180	516,310
Hermes International	72	25,353
JC Decaux SA	21,355	934,815
Legrand SA	2,934	164,409
L’Oreal SA	2,080	372,658
LVMH Moet Hennessy Louis Vuitton SE	1,854	317,505
Pernod Ricard SA	3,871	431,671
Schneider Electric SE (Paris)	6,125	387,094
Unibail-Rodamco SE (Amsterdam)	2,201	605,592

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Unibail-Rodamco SE (Paris)	87	$23,938

		4,733,419

Germany (6.72%)
Allianz SE Reg.	2,196	357,207
Daimler AG Registered Shares	2,337	179,155
Fresenius Medical Care AG & Co. KGaA	2,293	203,100
Fresenius SE & Co. KGaA	4,183	305,629
Linde AG	2,402	349,991
SAP SE	12,718	1,028,946
Scout24 AG (a) (b)	13,830	479,983

		2,904,011

Hong Kong (2.19%)
MGM China Holdings Ltd.	6,000	9,143
Tencent Holdings Ltd.	45,800	935,796

		944,939

Ireland (3.01%)
Medtronic PLC	8,451	633,825
Ryanair Holdings PLC SP ADR	7,751	665,191

		1,299,016

Italy (0.79%)
Yoox Net-A-Porter Group SpA (a)	11,134	341,693

Japan (7.12%)
Dentsu Inc.	5,100	256,031
Fanuc Corp.	2,100	326,256
Hoya Corp.	1,600	60,861
Japan Tobacco Inc.	7,900	329,211
LIXIL Group Corp.	1,500	30,588
OMRON Corp.	2,600	77,391
Ono Pharmaceutical Co. Ltd.	11,500	486,894
SMC Corp.	900	209,036
START TODAY Co. Ltd.	10,900	439,700
Sundrug Co. Ltd.	6,200	463,850
Tokio Marine Holdings Inc.	11,800	398,418

		3,078,236

Malaysia (0.42%)
Genting Berhad	67,300	169,048
Genting BHD Warrants (a)	21,382	12,221

		181,269

6	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Netherlands (3.90%)
ASML Holding NV	6,917	$702,710
Heineken NV	5,289	479,362
Mobileye NV (a)	7,477	278,817
NXP Semiconductors NV (a)	2,792	226,347

		1,687,236

Spain (0.84%)
Banco Bilbao Vizcaya Argentaria SA	54,726	363,797

Sweden (1.71%)
Atlas Copco AB Class A	16,013	402,975
Investor AB B Shares	7,020	248,520
Sandvik AB	8,393	86,843

		738,338

Switzerland (6.82%)
Compagnie Financiere Richemont SA Reg.	5,033	332,637
LafargeHolcim Ltd. Reg. (a)	4,547	213,885
Nestle SA Reg.	7,276	543,685
Novartis AG Reg.	5,545	401,940
Roche Holding AG	2,463	606,305
Swatch Group AG, The	683	236,605
Syngenta AG Reg.	517	215,069
UBS Group AG	24,711	398,080

		2,948,206

United Kingdom (19.25%)
ARM Holdings PLC	30,146	439,033
Auto Trader Group PLC (b)	123,537	691,977
Diageo PLC	18,954	512,194
Domino’s Pizza Group PLC	47,908	693,583
Glencore PLC	51,978	117,430
Hargreaves Lansdown PLC	23,352	450,768
Indivior PLC	22,856	53,541
Liberty Global PLC Class A (a)	1,971	75,884
Liberty Global PLC Series C (a)	13,872	521,032
Lloyds Banking Group PLC	448,011	437,678
Nielsen Holdings PLC	12,322	648,877
Paysafe Group PLC (a)	115,076	700,282
Reckitt Benckiser Group PLC	12,968	1,253,481
Rolls-Royce Holdings PLC	44,444	435,339
Shire PLC	9,867	561,048
Standard Chartered PLC	47,853	324,779
Worldpay Group PLC (a) (b)	101,238	400,004

		8,316,930

United States (13.21%)
Alphabet Inc. Class A (a)	874	666,775
Facebook Inc. Class A (a)	5,942	677,982
Freeport-McMoRan Inc.	12,304	127,223
Las Vegas Sands Corp.	15,893	821,350
lululemon athletica inc. (a)	3,334	225,745
MasterCard Inc. Class A	9,470	894,915

	Shares	Value
Common Stocks (Cont.)
United States (Cont.)
Norwegian Cruise Line Holdings Ltd. (a)	12,404	$685,817
Schlumberger Ltd.	7,455	549,806
Wynn Resorts Ltd.	11,307	1,056,413

		5,706,026

Total Common Stocks
(cost $38,053,566)		41,455,697

Preferred Stocks (0.02%)
Colombia (0.02%)
Grupo de Inversiones Suramericana	651	8,505

Total Preferred Stocks
(cost $9,100)		8,505

Short-term Investments (4.65%)
State Street Institutional U.S. Government Money Market Fund	2,010,057	2,010,057

Total Short-term Investments
(cost $2,010,057)		2,010,057

TOTAL INVESTMENTS (100.61%)
(cost $40,072,723)		43,474,259
LIABILITIES, NET OF CASH AND OTHER ASSETS (-0.61%)		(265,172)

NET ASSETS (100.00%)		$43,209,087

(a)	Non-income producing security.
(b)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of these securities amounted to $1,571,964 or 3.64% of net assets.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	7

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
United States Dollar	$12,530,167	28.82
Euro	10,257,378	23.59
British Pound	7,071,137	16.27
Japanese Yen	3,078,236	7.08
Swiss Franc	2,948,206	6.78
Australian Dollar	2,280,608	5.25
Canadian Dollar	1,636,718	3.76
Danish Krone	1,481,822	3.41
Hong Kong Dollar	944,939	2.17
Swedish Krona	738,338	1.70
Colombian Peso	300,317	0.69
Malaysian Ringgit	181,269	0.42
Brazilian Real	25,124	0.06

Total Investments	$43,474,259	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Consumer Discretionary	$11,230,130	25.99
Information Technology	9,595,889	22.21
Health Care	5,733,804	13.27
Consumer Staples	4,907,391	11.36
Financials	4,585,503	10.61
Industrials	3,356,608	7.77
Materials	1,505,071	3.48
Energy	549,806	1.27

Total Stocks	41,464,202	95.96
Short-term Investments	2,010,057	4.65
Liabilities, Net of Cash and Other Assets	(265,172)	(0.61)

Net Assets	$43,209,087	100.00%

8	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (98.93%)
Consumer Discretionary (12.75%)
Advance Auto Parts Inc.	2,403	$385,298
Amazon.com Inc. (a)	12,807	7,602,747
AutoNation Inc. (a)	2,537	118,428
AutoZone Inc. (a)	998	795,097
Bed Bath & Beyond Inc. (a)	5,328	264,482
Best Buy Co. Inc.	9,430	305,909
BorgWarner Inc.	7,426	285,158
Cablevision Systems Corp. Class A	7,281	240,273
CarMax Inc. (a)	6,450	329,595
Carnival Corp.	14,945	788,648
CBS Corp. Class B	14,014	772,031
Chipotle Mexican Grill Inc. (a)	999	470,499
Coach Inc.	9,348	374,761
Comcast Corp. Class A	80,579	4,921,765
Darden Restaurants Inc.	3,904	258,835
Delphi Automotive PLC	9,248	693,785
Discovery Communications Inc. Class A (a)	4,925	141,003
Discovery Communications Inc. Class C (a)	8,015	216,405
Dollar General Corp.	9,669	827,666
Dollar Tree Inc. (a)	7,846	646,981
DR Horton Inc.	10,711	323,794
Expedia Inc.	3,943	425,134
Ford Motor Co.	129,481	1,747,994
GameStop Corp. Class A	3,482	110,484
GAP Inc., The	7,368	216,619
Garmin Ltd.	3,839	153,406
General Motors Co.	46,719	1,468,378
Genuine Parts Co.	4,975	494,316
Goodyear Tire & Rubber Co., The	8,840	291,543
H&R Block Inc.	7,680	202,906
Hanesbrands Inc.	12,930	366,436
Harley-Davidson Inc.	6,085	312,343
Harman International Industries Inc.	2,332	207,641
Hasbro Inc.	3,669	293,887
Home Depot Inc., The	42,073	5,613,800
Interpublic Group of Companies Inc., The	13,466	309,045
Johnson Controls Inc.	21,462	836,374
Kohl’s Corp.	6,262	291,872
L Brands Inc.	8,431	740,326
Leggett & Platt Inc.	4,455	215,622
Lennar Corp. Class A	5,908	285,711
Lowe’s Companies Inc.	30,381	2,301,361
Macy’s Inc.	10,372	457,301
Marriott International Inc. Class A	6,361	452,776
Mattel Inc.	11,087	372,745
McDonald’s Corp.	29,928	3,761,351
Michael Kors Holdings Ltd. (a)	5,875	334,640
Mohawk Industries Inc. (a)	2,086	398,217
Netflix Inc. (a)	14,221	1,453,813
Newell Rubbermaid Inc.	8,787	389,176
News Corp. Class A	12,401	158,361
News Corp. Class B	3,619	47,952
NIKE Inc. Class B	44,817	2,754,901
Nordstrom Inc.	4,365	249,722

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Omnicom Group Inc.	7,972	$663,510
O’Reilly Automotive Inc. (a)	3,219	880,912
Priceline Group Inc., The (a)	1,644	2,119,050
PulteGroup Inc.	10,466	195,819
PVH Corp.	2,695	266,967
Ralph Lauren Corp.	1,962	188,862
Ross Stores Inc.	13,364	773,776
Royal Caribbean Cruises Ltd.	5,630	462,504
Scripps Networks Interactive Class A	3,091	202,460
Signet Jewelers Ltd.	2,612	323,966
Staples Inc.	20,989	231,509
Starbucks Corp.	49,024	2,926,733
Starwood Hotels & Resorts Worldwide Inc.	5,591	466,457
Target Corp.	20,022	1,647,410
TEGNA Inc.	7,431	174,331
Tiffany & Co.	3,681	270,112
Time Warner Cable Inc.	9,409	1,925,270
Time Warner Inc.	26,222	1,902,406
TJX Companies Inc., The	22,128	1,733,729
Tractor Supply Co.	4,457	403,180
TripAdvisor Inc. (a)	3,734	248,311
Twenty-First Century Fox Inc. Class A	38,181	1,064,486
Twenty-First Century Fox Inc. Class B	13,569	382,646
Under Armour Inc. Class A (a)	6,061	514,155
Urban Outfitters Inc. (a)	2,737	90,567
VF Corp.	11,173	723,563
Viacom Inc. Class B	11,401	470,633
Walt Disney Co., The	49,800	4,945,638
Whirlpool Corp.	2,574	464,195
Wyndham Worldwide Corp.	3,723	284,549
Wynn Resorts Ltd.	2,713	253,476
Yum! Brands Inc.	13,600	1,113,160

		76,793,655

Consumer Staples (10.29%)
Altria Group Inc.	64,966	4,070,770
Archer-Daniels-Midland Co.	19,704	715,452
Brown-Forman Corp. Class B	3,354	330,268
Campbell Soup Co.	5,953	379,742
Church & Dwight Co. Inc.	4,327	398,863
Clorox Co., The	4,315	543,949
Coca-Cola Co., The	129,129	5,990,294
Coca-Cola Enterprises Inc.	6,916	350,918
Colgate-Palmolive Co.	29,535	2,086,648
ConAgra Foods Inc.	14,435	644,090
Constellation Brands Inc. Class A	5,831	881,006
Costco Wholesale Corp.	14,598	2,300,353
CVS Health Corp.	36,444	3,780,336
Dr. Pepper Snapple Group Inc.	6,264	560,127
Estee Lauder Companies Inc. Class A, The	7,343	692,518
General Mills Inc.	19,646	1,244,574
Hershey Co., The	4,793	441,387
Hormel Foods Corp.	8,842	382,328
JM Smucker Co., The	3,927	509,882

See accompanying notes to schedules of investments.	9

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Kellogg Co.	8,354	$639,499
Kimberly-Clark Corp.	11,953	1,607,798
Kraft Heinz Co., The	19,784	1,554,231
Kroger Co., The	32,442	1,240,906
McCormick & Company Inc.	3,806	378,621
Mead Johnson Nutrition Co. Class A	6,212	527,834
Molson Coors Brewing Co. Class B	6,112	587,852
Mondelez International Inc. Class A	52,073	2,089,169
Monster Beverage Corp. (a)	4,990	665,566
PepsiCo Inc.	47,959	4,914,838
Philip Morris International Inc.	51,414	5,044,228
Procter & Gamble Co., The	88,001	7,243,362
Reynolds American Inc.	27,350	1,375,978
Sysco Corp.	17,324	809,551
Tyson Foods Inc. Class A	9,763	650,802
Walgreens Boots Alliance Inc.	28,615	2,410,528
Wal-Mart Stores Inc.	52,027	3,563,329
Whole Foods Market Inc.	10,768	334,992

		61,942,589

Energy (6.69%)
Anadarko Petroleum Corp.	16,917	787,825
Apache Corp.	12,646	617,253
Baker Hughes Inc.	14,575	638,822
Cabot Oil & Gas Corp.	15,190	344,965
Cameron International Corp. (a)	6,284	421,342
Chesapeake Energy Corp.	17,333	71,412
Chevron Corp.	62,458	5,958,493
Cimarex Energy Co.	3,093	300,856
Columbia Pipeline Group Inc.	12,838	322,234
Concho Resources Inc. (a)	4,258	430,228
ConocoPhillips	41,038	1,652,600
Devon Energy Corp.	16,834	461,925
Diamond Offshore Drilling Inc.	2,021	43,916
EOG Resources Inc.	18,290	1,327,488
EQT Corp.	5,300	356,478
Exxon Mobil Corp.	137,727	11,512,600
FMC Technologies Inc. (a)	7,530	206,021
Halliburton Co.	28,570	1,020,520
Helmerich & Payne Inc.	3,501	205,579
Hess Corp.	8,791	462,846
Kinder Morgan Inc.	60,413	1,078,976
Marathon Oil Corp.	28,157	313,669
Marathon Petroleum Corp.	17,593	654,108
Murphy Oil Corp.	5,329	134,238
National-Oilwell Varco Inc.	12,399	385,609
Newfield Exploration Co. (a)	6,578	218,718
Noble Energy Inc.	14,307	449,383
Occidental Petroleum Corp.	25,372	1,736,206
ONEOK Inc.	6,804	203,167
Phillips 66	15,576	1,348,726
Pioneer Natural Resources Co.	5,418	762,529
Range Resources Corp.	5,555	179,871
Schlumberger Ltd.	41,613	3,068,959
Southwestern Energy Co. (a)	12,879	103,934
Spectra Energy Corp.	22,424	686,174

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Tesoro Corp.	3,973	$341,718
Transocean Ltd.	11,339	103,638
Valero Energy Corp.	15,630	1,002,508
Williams Companies Inc., The	22,386	359,743

		40,275,277

Financials (15.46%)
Affiliated Managers Group Inc. (a)	1,782	289,397
Aflac Inc.	13,845	874,173
Allstate Corp., The	12,580	847,515
American Express Co.	27,201	1,670,141
American International Group Inc.	38,167	2,062,926
American Tower Corp.	14,113	1,444,748
Ameriprise Financial Inc.	5,615	527,866
Aon PLC	8,921	931,798
Apartment Investment and Management Co.	5,188	216,962
Assurant Inc.	2,193	169,190
AvalonBay Communities Inc.	4,516	858,943
Bank of America Corp.	342,548	4,631,249
Bank of New York Mellon Corp.	35,656	1,313,210
BB&T Corp.	25,743	856,470
Berkshire Hathaway Inc. Class B (a)	62,117	8,813,160
BlackRock Inc.	4,170	1,420,177
Boston Properties Inc.	5,145	653,827
Capital One Financial Corp.	17,568	1,217,638
CBRE Group Inc. Class A (a)	9,512	274,136
Charles Schwab Corp., The	39,981	1,120,268
Chubb Ltd.	15,310	1,824,186
Cincinnati Financial Corp.	4,830	315,689
Citigroup Inc.	97,689	4,078,516
Citizens Financial Group Inc.	17,396	364,446
CME Group Inc.	11,160	1,071,918
Comerica Inc.	5,839	221,123
Crown Castle International Corp.	10,952	947,348
Discover Financial Services	13,778	701,576
E*TRADE Financial Corp. (a)	9,196	225,210
Equinix Inc.	2,302	761,294
Equity Residential	12,111	908,688
Essex Property Trust Inc.	2,154	503,734
Extra Space Storage Inc.	4,213	393,747
Federal Realty Investment Trust	2,291	357,511
Fifth Third Bancorp	26,357	439,898
Franklin Resources Inc.	12,502	488,203
General Growth Properties Inc.	19,180	570,221
Goldman Sachs Group Inc., The	13,011	2,042,467
Hartford Financial Services Group Inc., The	13,188	607,703
HCP Inc.	15,355	500,266
Host Hotels & Resorts Inc.	24,646	411,588
Huntington Bancshares Inc.	26,351	251,389
Intercontinental Exchange Inc.	3,966	932,565
Invesco Ltd.	13,674	420,749
Iron Mountain Inc.	6,250	211,938
JPMorgan Chase & Co.	121,664	7,204,942
KeyCorp	27,591	304,605

10	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Kimco Realty Corp.	13,556	$390,142
Legg Mason Inc.	3,551	123,149
Leucadia National Corp.	11,014	178,096
Lincoln National Corp.	7,942	311,326
Loews Corp.	8,932	341,738
M&T Bank Corp.	5,279	585,969
Macerich Co., The	4,270	338,355
Marsh & McLennan Companies Inc.	17,211	1,046,257
McGraw Hill Financial Inc.	8,810	872,014
MetLife Inc.	36,334	1,596,516
Moody’s Corp.	5,593	540,060
Morgan Stanley	50,694	1,267,857
Nasdaq Inc.	3,793	251,779
Navient Corp.	12,113	144,993
Northern Trust Corp.	7,182	468,051
People’s United Financial Inc.	10,209	162,629
PNC Financial Services Group Inc.	16,582	1,402,340
Principal Financial Group Inc.	8,995	354,853
Progressive Corp., The	19,226	675,602
Prologis Inc.	17,541	774,961
Prudential Financial Inc.	14,799	1,068,784
Public Storage	4,904	1,352,670
Realty Income Corp.	8,241	515,145
Regions Financial Corp.	43,473	341,263
Simon Property Group Inc.	10,284	2,135,884
SL Green Realty Corp.	3,253	315,151
State Street Corp.	13,186	771,645
Suntrust Banks Inc.	16,824	607,010
Synchrony Financial (a)	27,495	788,007
T. Rowe Price Group Inc.	8,285	608,616
Torchmark Corp.	3,808	206,241
Travelers Companies Inc., The	9,803	1,144,108
U.S. Bancorp	54,315	2,204,646
UDR Inc.	9,005	346,963
Unum Group	8,095	250,297
Ventas Inc.	11,256	708,678
Vornado Realty Trust	5,814	549,016
Wells Fargo & Co.	153,149	7,406,286
Welltower Inc.	11,860	822,372
Weyerhaeuser Co.	26,038	806,657
Willis Towers Watson PLC	4,604	546,354
XL Group PLC	9,595	353,096
Zions Bancorporation	6,799	164,604

		93,095,494

Health Care (14.13%)
Abbott Laboratories	48,864	2,043,983
AbbVie Inc.	53,443	3,052,664
Aetna Inc.	11,615	1,304,945
Agilent Technologies Inc.	10,874	433,329
Alexion Pharmaceuticals Inc. (a)	7,508	1,045,264
Allergan PLC (a)	13,089	3,508,245
AmerisourceBergen Corp.	6,450	558,248
Amgen Inc.	24,961	3,742,403
Anthem Inc.	8,666	1,204,487
Baxalta Inc.	22,591	912,676

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Baxter International Inc.	18,192	$747,327
Becton, Dickinson and Co.	7,032	1,067,598
Biogen Inc. (a)	7,250	1,887,320
Boston Scientific Corp. (a)	44,750	841,748
Bristol-Myers Squibb Co.	55,342	3,535,247
C.R. Bard Inc.	2,435	493,501
Cardinal Health Inc.	10,856	889,649
Celgene Corp. (a)	25,940	2,596,335
Centene Corp. (a)	5,633	346,824
Cerner Corp. (a)	10,078	533,731
Cigna Corp.	8,501	1,166,677
DaVita HealthCare Partners Inc. (a)	5,587	409,974
DENTSPLY SIRONA Inc.	7,932	488,849
Edwards Lifesciences Corp. (a)	7,056	622,410
Eli Lilly and Co.	32,202	2,318,866
Endo International PLC (a)	6,835	192,405
Express Scripts Holding Co. (a)	22,125	1,519,766
Gilead Sciences Inc.	45,315	4,162,636
HCA Holdings Inc. (a)	10,121	789,944
Henry Schein Inc. (a)	2,737	472,488
Hologic Inc. (a)	8,184	282,348
Humana Inc.	4,924	900,846
Illumina Inc. (a)	4,909	795,798
Intuitive Surgical Inc. (a)	1,233	741,095
Johnson & Johnson	91,492	9,899,434
Laboratory Corp. of America Holdings (a)	3,405	398,828
Mallinckrodt PLC (a)	3,705	227,042
McKesson Corp.	7,593	1,193,999
Medtronic PLC	46,607	3,495,525
Merck & Co. Inc.	92,176	4,877,032
Mylan NV (a)	13,549	627,996
Patterson Companies Inc.	2,844	132,331
PerkinElmer Inc.	3,543	175,237
Perrigo Co. PLC	4,887	625,194
Pfizer Inc.	200,581	5,945,221
Quest Diagnostics Inc.	4,711	336,601
Regeneron Pharmaceuticals Inc. (a)	2,594	934,981
St. Jude Medical Inc.	9,456	520,080
Stryker Corp.	10,379	1,113,563
Tenet Healthcare Corp. (a)	3,287	95,093
Thermo Fisher Scientific Inc.	13,168	1,864,457
UnitedHealth Group Inc.	31,563	4,068,471
Universal Health Services Inc. Class B	3,000	374,160
Varian Medical Systems Inc. (a)	3,240	259,265
Vertex Pharmaceuticals Inc. (a)	8,108	644,505
Waters Corp. (a)	2,700	356,184
Zimmer Biomet Holdings Inc.	5,923	631,569
Zoetis Inc.	15,062	667,698

		85,074,092

Industrials (10.03%)
3M Co.	20,072	3,344,597
ADT Corp., The	5,551	229,034
Allegion PLC	3,144	200,304
American Airlines Group Inc.	20,022	821,102

See accompanying notes to schedules of investments.	11

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
AMETEK Inc.	7,946	$397,143
Boeing Co., The	20,632	2,619,026
Caterpillar Inc.	19,371	1,482,656
CH Robinson Worldwide Inc.	4,653	345,392
Cintas Corp.	2,929	263,053
CSX Corp.	31,830	819,622
Cummins Inc.	5,341	587,190
Danaher Corp.	19,814	1,879,556
Deere & Co.	9,966	767,282
Delta Air Lines Inc.	25,707	1,251,417
Dover Corp.	5,134	330,270
Dun & Bradstreet Corp.	1,168	120,397
Eaton Corp. PLC	15,147	947,596
Emerson Electric Co.	21,332	1,160,034
Equifax Inc.	3,880	443,445
Expeditors International of Washington Inc.	5,965	291,152
Fastenal Co.	9,521	466,529
FedEx Corp.	8,522	1,386,700
Flowserve Corp.	4,377	194,383
Fluor Corp.	4,528	243,154
General Dynamics Corp.	9,680	1,271,662
General Electric Co.	309,508	9,839,259
Honeywell International Inc.	25,537	2,861,421
Illinois Tool Works Inc.	10,811	1,107,479
Ingersoll-Rand PLC	8,508	527,581
J.B. Hunt Transport Services Inc.	3,008	253,394
Jacobs Engineering Group Inc. (a)	4,063	176,944
Kansas City Southern	3,622	309,500
L-3 Communications Holdings Inc.	2,636	312,366
Lockheed Martin Corp.	8,721	1,931,702
Masco Corp.	11,286	354,945
Nielsen Holdings PLC	12,038	633,921
Norfolk Southern Corp.	9,890	823,342
Northrop Grumman Corp.	6,018	1,190,962
PACCAR Inc.	11,648	637,029
Parker Hannifin Corp.	4,542	504,525
Pentair PLC	6,140	333,156
Pitney Bowes Inc.	6,551	141,109
Quanta Services Inc. (a)	5,270	118,891
Raytheon Co.	9,960	1,221,395
Republic Services Inc.	7,900	376,435
Robert Half International Inc.	4,413	205,558
Rockwell Automation Inc.	4,401	500,614
Rockwell Collins Inc.	4,324	398,716
Roper Technologies Inc.	3,370	615,935
Ryder System Inc.	1,761	114,078
Snap-on Inc.	1,908	299,537
Southwest Airlines Co.	21,183	948,998
Stanley Black & Decker Inc.	5,059	532,257
Stericycle Inc. (a)	2,784	351,313
Textron Inc.	9,070	330,692
Tyco International PLC	14,154	519,593
Union Pacific Corp.	28,032	2,229,946
United Continental Holdings Inc. (a)	11,934	714,369
United Parcel Service Inc. Class B	22,918	2,417,161

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
United Rentals Inc. (a)	2,934	$182,465
United Technologies Corp.	25,786	2,581,179
Verisk Analytics Inc. (a)	5,087	406,553
W.W. Grainger Inc.	1,906	444,918
Waste Management Inc.	13,801	814,259
Xylem Inc.	5,907	241,596

		60,367,789

Information Technology (20.61%)
Accenture PLC Class A	20,826	2,403,320
Activision Blizzard Inc.	16,865	570,712
Adobe Systems Inc. (a)	16,587	1,555,861
Akamai Technologies Inc. (a)	5,861	325,696
Alliance Data Systems Corp. (a)	1,961	431,420
Alphabet Inc. Class A (a)	9,703	7,402,419
Alphabet Inc. Class C (a)	9,858	7,343,717
Amphenol Corp. Class A	10,144	586,526
Analog Devices Inc.	10,293	609,243
Apple Inc.	183,918	20,045,223
Applied Materials Inc.	37,330	790,649
Autodesk Inc. (a)	7,422	432,774
Automatic Data Processing Inc.	15,151	1,359,196
Broadcom Ltd.	12,317	1,902,977
CA Inc.	9,875	304,051
Cisco Systems Inc.	166,955	4,753,209
Citrix Systems Inc. (a)	5,079	399,108
Cognizant Technology Solutions Corp. Class A (a)	20,203	1,266,728
Corning Inc.	37,013	773,202
CSRA Inc.	4,532	121,911
eBay Inc. (a)	35,951	857,791
Electronic Arts Inc. (a)	10,229	676,239
EMC Corp.	64,572	1,720,844
F5 Networks Inc. (a)	2,330	246,630
Facebook Inc. Class A (a)	76,125	8,685,862
Fidelity National Information Services Inc.	9,240	584,984
First Solar Inc. (a)	2,609	178,638
Fiserv Inc. (a)	7,407	759,810
FLIR Systems Inc.	4,652	153,283
Harris Corp.	4,060	316,112
Hewlett Packard Enterprise Co.	57,026	1,011,071
HP Inc.	57,445	707,722
Intel Corp.	156,740	5,070,539
International Business Machines Corp.	29,326	4,441,423
Intuit Inc.	8,535	887,725
Juniper Networks Inc.	11,605	296,044
KLA-Tencor Corp.	5,169	376,355
Lam Research Corp.	5,191	428,777
Linear Technology Corp.	7,867	350,554
MasterCard Inc. Class A	32,541	3,075,124
Microchip Technology Inc.	6,708	323,326
Micron Technology Inc. (a)	34,660	362,890
Microsoft Corp.	262,355	14,489,867
Motorola Solutions Inc.	5,253	397,652

12	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
NetApp Inc.	9,396	$256,417
NVIDIA Corp.	16,802	598,655
Oracle Corp.	104,533	4,276,445
Paychex Inc.	10,549	569,752
PayPal Holdings Inc. (a)	36,968	1,426,965
Qorvo Inc. (a)	4,311	217,318
QUALCOMM Inc.	49,623	2,537,720
Red Hat Inc. (a)	6,021	448,625
salesforce.com inc. (a)	20,928	1,545,114
SanDisk Corp.	6,620	503,650
Seagate Technology PLC	9,911	341,434
Skyworks Solutions Inc.	6,417	499,884
Symantec Corp.	21,748	399,728
TE Connectivity Ltd.	12,291	761,059
Teradata Corp. (a)	4,389	115,167
Texas Instruments Inc.	33,286	1,911,282
Total System Services Inc.	5,553	264,212
VeriSign Inc. (a)	3,146	278,547
Visa Inc. Class A	63,669	4,869,405
Western Digital Corp.	7,815	369,181
Western Union Co.	16,782	323,725
Xerox Corp.	31,419	350,636
Xilinx Inc.	8,488	402,586
Yahoo! Inc. (a)	29,015	1,068,042

		124,112,753

Materials (2.80%)
Air Products & Chemicals Inc.	6,397	921,488
Airgas Inc.	2,140	303,110
Alcoa Inc.	42,977	411,720
Avery Dennison Corp.	3,002	216,474
Ball Corp.	4,742	338,057
CF Industries Holdings Inc.	7,647	239,657
Dow Chemical Co., The	37,129	1,888,381
E.I. du Pont de Nemours & Co.	28,938	1,832,354
Eastman Chemical Co.	4,878	352,338
Ecolab Inc.	8,887	991,078
FMC Corp.	4,466	180,292
Freeport-McMoRan Inc.	41,680	430,971
International Flavors & Fragrances Inc.	2,645	300,922
International Paper Co.	13,707	562,535
LyondellBasell Industries NV Class A	11,486	982,972
Martin Marietta Materials Inc.	2,123	338,640
Monsanto Co.	14,652	1,285,566
Mosaic Co., The	11,697	315,819
Newmont Mining Corp.	17,360	461,429
Nucor Corp.	10,487	496,035
Owens-Illinois Inc. (a)	5,437	86,775
PPG Industries Inc.	8,883	990,366
Praxair Inc.	9,400	1,075,830
Sealed Air Corp.	6,513	312,689
Sherwin-Williams Co., The	2,600	740,142
Vulcan Materials Co.	4,362	460,496
WestRock Co.	8,277	323,051

		16,839,187

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (2.76%)
AT&T Inc.	203,983	$7,990,014
CenturyLink Inc.	18,116	578,987
Frontier Communications Corp.	38,714	216,412
Level 3 Communications Inc. (a)	9,687	511,958
Verizon Communications Inc.	135,116	7,307,073

		16,604,444

Utilities (3.41%)
AES Corp., The	22,359	263,836
AGL Resources Inc.	3,986	259,648
Ameren Corp.	7,962	398,896
American Electric Power Company Inc.	16,208	1,076,212
American Water Works Co. Inc.	5,920	408,066
CenterPoint Energy Inc.	14,069	294,323
CMS Energy Corp.	9,057	384,379
Consolidated Edison Inc.	9,768	748,424
Dominion Resources Inc.	19,801	1,487,451
DTE Energy Co.	6,021	545,864
Duke Energy Corp.	22,876	1,845,636
Edison International	10,858	780,582
Entergy Corp.	5,891	467,038
Eversource Energy	10,614	619,221
Exelon Corp.	30,336	1,087,849
FirstEnergy Corp.	14,190	510,414
NextEra Energy Inc.	15,308	1,811,549
NiSource Inc.	10,591	249,524
NRG Energy Inc.	10,850	141,158
PG&E Corp.	16,386	978,572
Pinnacle West Capital Corp.	3,600	270,252
PPL Corp.	22,484	855,966
Public Service Enterprise Group Inc.	16,860	794,780
SCANA Corp.	4,675	327,951
Sempra Energy	7,845	816,272
Southern Co.	30,224	1,563,488
TECO Energy Inc.	7,718	212,477
WEC Energy Group Inc.	10,559	634,279
Xcel Energy Inc.	16,931	708,054

		20,542,161

Total Common Stocks
(cost $428,839,786)		595,647,441

See accompanying notes to schedules of investments.	13

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Short-term Investments (1.03%)
State Street Institutional U.S. Government Money Market Fund	6,199,955	$6,199,955

Total Short-term Investments
(cost $ 6,199,955)		6,199,955

TOTAL INVESTMENTS (99.96%)
(cost $ 435,039,741)		601,847,396
CASH (b) AND OTHER ASSETS, NET OF LIABILITIES (0.04%)		234,112

NET ASSETS (100.00%)		$602,081,508

(a)	Non-income producing security.

(b)	At March 31, 2016, cash in the amount of $294,600 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	62	June 2016	$6,118,829	$6,359,650	$240,821

14	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (97.74%)
Consumer Discretionary (13.61%)
1-800-FLOWERS.COM Inc. (a)	4,167	$32,836
2U Inc. (a)	4,278	96,683
Abercrombie & Fitch Co. Class A	11,294	356,213
AMC Entertainment Holdings Inc. Class A	3,421	95,754
American Axle & Manufacturing Holdings Inc. (a)	12,218	188,035
American Eagle Outfitters Inc.	29,368	489,565
American Public Education Inc. (a)	2,681	55,309
America’s Car-Mart Inc. (a)	1,325	33,125
Apollo Education Group Inc. (a)	15,152	124,474
Arctic Cat Inc.	2,029	34,087
Asbury Automotive Group Inc. (a)	4,116	246,301
Ascena Retail Group Inc. (a)	27,550	304,703
Ascent Capital Group LLC Class A (a)	2,132	31,575
Barnes & Noble Education Inc. (a)	5,153	50,499
Barnes & Noble Inc.	8,154	100,783
Bassett Furniture Industries Inc.	1,671	53,238
Beazer Homes USA Inc. (a)	5,112	44,577
bebe stores inc.	4,879	2,682
Belmond Ltd. Class A (a)	15,625	148,281
Big 5 Sporting Goods Corp.	2,816	31,286
Big Lots Inc.	8,034	363,860
Biglari Holdings Inc. (a)	266	98,875
BJ’s Restaurants Inc. (a)	3,282	136,433
Black Diamond Inc. (a)	3,942	17,818
Bloomin’ Brands Inc.	19,076	321,812
Blue Nile Inc.	1,953	50,212
Bob Evans Farms Inc.	3,201	149,455
Bojangles’ Inc. (a)	1,262	21,467
Boot Barn Holdings Inc (a)	1,902	17,879
Boyd Gaming Corp. (a)	12,833	265,130
Bravo Brio Restaurant Group Inc. (a)	2,474	19,174
Bridgepoint Education Inc. (a)	2,834	28,567
Bright Horizons Family Solutions Inc. (a)	6,069	393,150
Buckle Inc., The	4,633	156,920
Buffalo Wild Wings Inc. (a)	3,076	455,617
Build-A-Bear Workshop Inc. (a)	2,409	31,293
Burlington Stores Inc. (a)	12,206	686,465
Caesars Acquisition Co. Class A (a)	7,387	45,208
Caesars Entertainment Corp. (a)	9,239	62,825
CalAtlantic Group Inc.	12,470	416,747
Caleres Inc.	7,109	201,114
Callaway Golf Co.	12,386	112,960
Cambium Learning Group Inc. (a)	1,589	6,785
Capella Education Co.	1,993	104,912
Career Education Corp. (a)	11,253	51,089
Carmike Cinemas Inc. (a)	3,981	119,589
Carriage Services Inc.	2,465	53,269
Carrols Restaurant Group Inc. (a)	5,896	85,138
Cato Corp. Class A	4,251	163,876
Cavco Industries Inc. (a)	1,451	135,610
Central European Media Enterprises Ltd. Class A (a)	11,670	29,758
Century Communities Inc. (a)	2,398	40,934
Cheesecake Factory Inc., The	7,877	418,190

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Chegg Inc. (a)	12,425	$55,416
Cherokee Inc. (a)	1,296	23,056
Chico’s FAS Inc.	21,738	288,463
Children’s Place Inc., The	3,348	279,458
Christopher & Banks Corp. (a)	6,247	14,930
Churchill Downs Inc.	2,046	302,562
Chuy’s Holdings Inc. (a)	2,710	84,200
Citi Trends Inc.	2,483	44,272
ClubCorp Holdings Inc.	7,020	98,561
Collectors Universe Inc.	1,230	20,418
Columbia Sportswear Co.	4,644	279,058
Conn’s Inc. (a)	3,775	47,036
Container Store Group Inc., The (a)	2,620	15,379
Cooper Tire & Rubber Co.	9,311	344,693
Cooper-Standard Holding Inc. (a)	2,188	157,186
Core-Mark Holding Company Inc.	3,723	303,648
Cracker Barrel Old Country Store Inc.	3,097	472,819
Crocs Inc. (a)	11,573	111,332
Crown Media Holdings Inc. (a)	5,829	29,611
CSS Industries Inc.	1,460	40,778
Culp Inc.	1,656	43,420
Cumulus Media Inc. Class A (a)	24,441	11,348
Daily Journal Corp. (a)	186	36,398
Dana Holding Corp.	24,821	349,728
Dave & Buster’s Entertainment Inc. (a)	3,641	141,198
Deckers Outdoor Corp. (a)	5,333	319,500
Del Frisco’s Restaurant Group Inc. (a)	3,745	62,092
Denny’s Corp. (a)	12,869	133,323
Destination XL Group Inc. (a)	5,859	30,291
DeVry Education Group Inc.	10,235	176,758
Diamond Resorts International Inc. (a)	6,711	163,077
DineEquity Inc.	2,730	255,064
Dorman Products Inc. (a)	4,297	233,843
DreamWorks Animation SKG Inc. Class A (a)	12,342	307,933
Drew Industries Inc.	3,893	250,943
Duluth Holdings Inc. (a)	1,272	24,791
E.W. Scripps Co. Class A, The (a)	9,593	149,555
El Pollo Loco Holdings Inc. (a)	2,149	28,668
Eldorado Resorts Inc. (a)	4,571	52,292
Empire Resorts Inc. (a)	502	6,852
Entercom Communications Corp. Class A (a)	4,280	45,282
Entravision Communications Corp. Class A	10,443	77,696
Eros International PLC (a)	4,509	51,899
Escalade Inc.	1,657	19,503
Ethan Allen Interiors Inc.	4,133	131,512
Etsy Inc. (a)	3,216	27,979
EVINE Live Inc. (a)	7,354	8,604
Express Inc. (a)	13,545	289,998
Federal-Mogul Holdings Corp. (a)	4,902	48,432
Fenix Parts Inc. (a)	2,098	9,651
Fiesta Restaurant Group Inc. (a)	4,334	142,069
Finish Line Inc. Class A, The	7,436	156,900
Five Below Inc. (a)	8,784	363,131

See accompanying notes to schedules of investments.	15

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Flexsteel Industries Inc.	928	$40,535
Fogo De Chao Inc. (a)	914	14,268
Fox Factory Holding Corp. (a)	2,812	44,458
Francesca’s Holdings Corp. (a)	6,812	130,518
Fred’s Inc. Class A	6,068	90,474
FTD Companies Inc. (a)	2,962	77,753
Genesco Inc. (a)	3,580	258,655
Gentherm Inc. (a)	5,829	242,428
G-III Apparel Group Ltd. (a)	6,485	317,052
Global Eagle Entertainment Inc. (a)	7,610	64,837
Grand Canyon Education Inc. (a)	7,602	324,909
Gray Television Inc. (a)	10,105	118,431
Green Brick Partners Inc. (a)	3,302	25,062
Group 1 Automotive Inc.	3,786	222,200
Guess? Inc.	9,964	187,024
Habit Restaurants Inc., The Class A (a)	1,812	33,758
Harte-Hanks Inc.	8,371	21,179
Haverty Furniture Companies Inc.	3,198	67,670
Helen of Troy Ltd. (a)	4,601	477,078
Hemisphere Media Group Inc. (a)	1,669	21,914
Hibbett Sports Inc. (a)	3,716	133,404
Hooker Furniture Corp.	1,652	54,268
Horizon Global Corp. (a)	2,925	36,797
Houghton Mifflin Harcourt Co. (a)	20,215	403,087
Hovnanian Enterprises Inc. Class A (a)	19,950	31,122
HSN Inc.	5,271	275,726
Iconix Brand Group Inc. (a)	7,705	62,025
IMAX Corp.	9,715	302,039
Installed Building Products Inc. (a)	3,182	84,673
International Speedway Corp. Class A	4,507	166,353
Interval Leisure Group Inc.	6,327	91,362
Intrawest Resorts Holdings Inc. (a)	3,044	26,026
iRobot Corp. (a)	4,820	170,146
Isle of Capri Casinos Inc. (a)	3,644	51,016
J. Alexander’s Holdings Inc. (a)	2,203	23,264
Jack in the Box Inc.	5,613	358,502
JAKKS Pacific Inc. (a)	3,289	24,470
Jamba Inc. (a)	2,294	28,354
Johnson Outdoors Inc. Class A	858	19,065
Journal Media Group Inc.	3,988	47,696
K12 Inc. (a)	5,526	54,652
KB Home	12,276	175,301
Kirkland’s Inc.	2,916	51,059
Kona Grill Inc. (a)	1,279	16,563
Krispy Kreme Doughnuts Inc. (a)	10,486	163,477
La Quinta Holdings Inc. (a)	14,994	187,425
Lands’ End Inc. (a)	2,671	68,137
La-Z-Boy Inc.	8,325	222,610
LGI Homes Inc. (a)	2,191	53,044
Libbey Inc.	3,544	65,918
Liberty Tax Inc.	961	18,826
Liberty TripAdvisor Holdings Inc.
Class A (a)	12,142	269,067
LifeLock Inc. (a)	15,171	183,114
Lifetime Brands Inc.	1,738	26,192
Lithia Motors Inc. Class A	3,685	321,811

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Loral Space & Communications Inc. (a)	2,095	$73,597
Lumber Liquidators Holdings Inc. (a)	4,376	57,413
M.D.C. Holdings Inc.	6,352	159,181
M/I Homes Inc. (a)	4,030	75,160
Malibu Boats Inc. Class A (a)	2,795	45,838
Marcus Corp., The	3,045	57,703
Marine Products Corp.	1,652	12,539
MarineMax Inc. (a)	4,225	82,261
Marriott Vacations Worldwide Corp.	3,852	260,010
Mattress Firm Holding Corp. (a)	3,299	139,845
MCBC Holdings Inc. (a)	1,255	17,670
MDC Partners Inc. Class A	7,012	165,483
Media General Inc. (a)	15,424	251,565
Meredith Corp.	5,965	283,338
Meritage Homes Corp. (a)	6,438	234,729
Metaldyne Performance Group Inc.	1,854	31,166
Modine Manufacturing Co. (a)	7,757	85,405
Monarch Casino & Resort Inc. (a)	1,657	32,245
Monro Muffler Brake Inc.	5,149	367,999
Morgans Hotel Group Co. (a)	4,923	6,794
Motorcar Parts of America Inc. (a)	2,912	110,598
Movado Group Inc.	2,610	71,853
NACCO Industries Inc. Class A	677	38,867
National CineMedia Inc.	9,996	152,039
Nautilus Inc. (a)	5,036	97,296
New Home Company Inc., The (a)	1,548	18,978
New Media Investment Group Inc.	7,264	120,873
New York Times Co. Class A, The	22,266	277,434
Nexstar Broadcasting Group Inc. Class A	5,049	223,519
Noodles & Company (a)	1,864	22,107
NutriSystem Inc.	4,681	97,692
Ollie’s Bargain Outlet Holdings Inc. (a)	1,689	39,573
Outerwall Inc.	2,830	104,682
Overstock.com Inc. (a)	1,912	27,495
Oxford Industries Inc.	2,364	158,932
Papa John’s International Inc.	4,509	244,343
Papa Murphy’s Holdings Inc. (a)	1,442	17,232
Party City Holdco Inc. (a)	4,016	60,401
Penn National Gaming Inc. (a)	13,001	216,987
Performance Sports Group Ltd. (a)	7,136	22,692
Perry Ellis International Inc. (a)	2,020	37,188
PetMed Express Inc.	3,201	57,330
Pier 1 Imports Inc.	13,599	95,329
Pinnacle Entertainment Inc. (a)	9,686	339,979
Planet Fitness Inc. Class A (a)	2,415	39,220
Pool Corp.	7,021	616,023
Popeyes Louisiana Kitchen Inc. (a)	3,739	194,652
Potbelly Corp. (a)	3,404	46,328
Reading International Inc. Class A (a)	2,699	32,334
Red Robin Gourmet Burgers Inc. (a)	2,280	146,992
Regis Corp. (a)	5,858	88,983
Rent-A-Center Inc.	8,549	135,502
Restoration Hardware Holdings Inc. (a)	5,420	227,098
Ruby Tuesday Inc. (a)	9,666	52,003
Ruth’s Hospitality Group Inc.	5,687	104,698

16	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Saga Communications Inc. Class A	599	$23,996
Scholastic Corp.	4,361	162,971
Scientific Games Corp. Class A (a)	8,129	76,656
SeaWorld Entertainment Inc.	11,111	233,998
Select Comfort Corp. (a)	8,109	157,234
Sequential Brands Group Inc. (a)	5,989	38,271
Shake Shack Inc. Class A (a)	921	34,372
Shoe Carnival Inc.	2,390	64,434
Shutterfly Inc. (a)	5,735	265,932
Sinclair Broadcast Group Inc. Class A	10,723	329,732
Sizmek Inc. (a)	3,573	10,362
Skullcandy Inc. (a)	3,431	12,214
Smith & Wesson Holding Corp. (a)	8,727	232,313
Sonic Automotive Inc.	4,877	90,127
Sonic Corp.	7,964	280,014
Sotheby’s	9,049	241,880
Speedway Motorsports Inc.	1,878	37,241
Sportsman’s Warehouse Holdings Inc. (a)	2,804	35,330
Stage Stores Inc.	5,203	41,936
Standard Motor Products Inc.	3,210	111,226
Stein Mart Inc.	4,565	33,461
Steven Madden Ltd. (a)	9,107	337,323
Stoneridge Inc. (a)	4,490	65,374
Strattec Security Corp.	582	33,401
Strayer Education Inc. (a)	1,771	86,336
Sturm, Ruger & Company Inc.	3,022	206,644
Superior Industries International Inc.	3,713	81,983
Superior Uniform Group Inc.	1,065	18,978
Tailored Brands Inc.	7,748	138,689
Taylor Morrison Home Corp. Class A (a)	5,171	73,015
Tenneco Inc. (a)	9,371	482,700
Texas Roadhouse Inc. Class A	11,295	492,236
Tile Shop Holdings Inc., The (a)	4,422	65,932
Tilly’s Inc. Class A (a)	1,793	11,995
Time Inc.	17,804	274,894
Tower International Inc.	3,467	94,302
Townsquare Media Inc. (a)	1,286	14,416
TRI Pointe Group Inc. (a)	26,049	306,857
Tribune Publishing Co.	4,350	33,582
Tuesday Morning Corp. (a)	7,072	57,849
Tumi Holdings Inc. (a)	9,100	244,062
Unifi Inc. (a)	2,458	56,313
Universal Electronics Inc. (a)	2,348	145,553
Universal Technical Institute Inc.	3,792	16,344
Vail Resorts Inc.	5,872	785,086
Vera Bradley Inc. (a)	3,472	70,620
Vince Holding Corp. (a)	3,379	21,389
Vince Holding Corp. Rights (a) (b)	2,180	578
Vitamin Shoppe Inc. (a)	4,256	131,766
VOXX International Corp. (a)	3,356	15,001
Wayfair Inc. Class A (a)	3,226	139,428
WCI Communities Inc. (a)	2,449	45,502
Weight Watchers International Inc. (a)	4,626	67,216
West Marine Inc. (a)	2,951	26,825
Weyco Group Inc.	1,071	28,510

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
William Lyon Homes Class A (a)	3,317	$48,063
Wingstop Inc. (a)	1,136	25,764
Winmark Corp.	371	36,351
Winnebago Industries Inc.	4,368	98,062
Wolverine World Wide Inc.	16,713	307,853
World Wrestling Entertainment Inc.	4,903	86,587
Zagg Inc. (a)	4,647	41,869
Zoe’s Kitchen Inc. (a)	3,082	120,167
Zumiez Inc. (a)	3,286	65,457

		36,783,302

Consumer Staples (3.56%)
Alico Inc.	625	17,256
Amplify Snack Brands Inc. (a)	2,237	32,034
Andersons Inc., The	4,576	143,732
Arcadia Biosciences Inc. (a)	723	2,010
B&G Foods Inc. Class A	10,281	357,882
Boston Beer Co. Inc. (a)	1,466	271,312
Calavo Growers Inc.	2,382	135,917
Cal-Maine Foods Inc.	5,097	264,585
Casey’s General Stores Inc.	6,276	711,196
Castle Brands Inc. (a)	9,400	8,837
Central Garden & Pet Co. Class A (a)	6,961	113,395
Chefs’ Warehouse Inc., The (a)	3,105	63,000
Coca-Cola Bottling Co. Consolidated	750	119,820
Craft Brew Alliance Inc. (a)	1,922	15,818
Darling Ingredients Inc. (a)	26,859	353,733
Dean Foods Co.	15,297	264,944
Elizabeth Arden Inc. (a)	4,093	33,522
Fairway Group Holdings Corp. (a)	3,221	1,128
Farmer Brothers Co. (a)	1,256	35,005
Fresh Del Monte Produce Inc.	5,389	226,715
Fresh Market Inc., The (a)	6,977	199,054
Freshpet Inc. (a)	3,282	24,057
HRG Group Inc. (a)	12,756	177,691
Ingles Markets Inc. Class A	2,154	80,775
Inter Parfums Inc.	2,713	83,832
Inventure Foods Inc. (a)	3,389	19,148
J&J Snack Foods Corp.	2,394	259,222
John B. Sanfilippo & Son Inc.	1,343	92,788
Lancaster Colony Corp.	3,003	332,042
Landec Corp. (a)	4,484	47,082
Lifeway Foods Inc. (a)	853	9,238
Limoneira Co.	1,908	29,002
Medifast Inc.	1,813	54,734
MGP Ingredients Inc.	1,659	40,214
National Beverage Corp. (a)	1,828	77,361
Natural Grocers by Vitamin Cottage Inc. (a)	1,513	32,182
Natural Health Trends Corp.	1,276	42,299
Nature’s Sunshine Products Inc.	1,753	16,829
Nutraceutical International Corp. (a)	1,399	34,066
Oil-Dri Corporation of America	848	28,645
Omega Protein Corp. (a)	3,449	58,426
Orchids Paper Products Co.	1,513	41,623
Performance Food Group Co. (a)	2,701	63,068

See accompanying notes to schedules of investments.	17

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Post Holdings Inc. (a)	9,969	$685,568
PriceSmart Inc.	3,170	268,119
Revlon Inc. Class A (a)	1,826	66,485
Sanderson Farms Inc.	3,623	326,722
Seaboard Corp. (a)	42	126,126
Seneca Foods Corp. Class A (a)	1,259	43,738
Smart & Final Stores Inc. (a)	3,872	62,726
Snyder’s-Lance Inc.	11,191	352,293
SpartanNash Co.	6,071	184,012
SUPERVALU Inc. (a)	42,139	242,721
Synutra International Inc. (a)	3,147	15,641
Tootsie Roll Industries Inc.	3,094	108,109
TreeHouse Foods Inc. (a)	9,109	790,206
United Natural Foods Inc. (a)	8,130	327,639
Universal Corp.	3,651	207,413
USANA Health Sciences Inc. (a)	855	103,814
Vector Group Ltd.	13,867	316,722
Village Super Market Inc. Class A	1,134	27,397
WD-40 Co.	2,342	252,959
Weis Markets Inc.	1,799	81,063

		9,604,692

Energy (2.54%)
Abraxas Petroleum Corp. (a)	15,755	15,912
Adams Resources & Energy Inc.	325	12,994
Alon USA Energy Inc.	5,021	51,817
Approach Resources Inc. (a)	5,868	6,807
Archrock Inc.	11,159	89,272
Ardmore Shipping Corp.	3,058	25,840
Atwood Oceanics Inc.	10,377	95,157
Basic Energy Services Inc. (a)	6,400	17,664
Bill Barrett Corp. (a)	8,533	53,075
Bonanza Creek Energy Inc. (a)	7,974	12,679
Bristow Group Inc.	5,616	106,255
C&J Energy Services Ltd. (a)	9,046	12,755
Callon Petroleum Co. (a)	15,654	138,538
CARBO Ceramics Inc.	3,158	44,844
Carrizo Oil & Gas Inc. (a)	9,513	294,142
Clayton Williams Energy Inc. (a)	946	8,438
Clean Energy Fuels Corp. (a)	11,702	34,287
Cloud Peak Energy Inc. (a)	9,663	18,843
Contango Oil & Gas Co. (a)	2,930	34,545
Delek US Holdings Inc.	9,380	142,951
DHT Holdings Inc.	15,054	86,711
Dorian LPG Ltd. (a)	3,920	36,848
Eclipse Resources Corp. (a)	7,537	10,853
Energy Fuels, Inc. (a)	9,859	21,788
Energy XXI Ltd.	15,532	9,675
Era Group Inc. (a)	3,256	30,541
Erin Energy Corp. (a)	1,543	2,901
Evolution Petroleum Corp.	3,345	16,257
EXCO Resources Inc. (a)	25,373	25,096
Exterran Corp. (a)	5,579	86,251
Fairmount Santrol Holdings Inc. (a)	10,225	25,665
Forum Energy Technologies Inc. (a)	9,576	126,403
Frontline Ltd.	7,825	65,495

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
GasLog Ltd.	6,732	$65,570
Gastar Exploration Inc. (a)	11,913	13,104
Gener8 Maritime Inc. (a)	3,003	21,201
Geospace Technologies Corp. (a)	2,059	25,408
Green Plains Inc.	6,131	97,851
GulfMark Offshore Inc. Class A (a)	4,195	25,883
Halcon Resource Corp. (a)	11,740	11,283
Hallador Energy Co.	1,723	7,874
Helix Energy Solutions Group Inc. (a)	17,117	95,855
Hornbeck Offshore Services Inc. (a)	5,197	51,606
Independence Contract Drilling Inc. (a)	2,120	10,112
ION Geophysical Corp. (a)	1,442	11,651
Isramco Inc. (a)	144	11,765
Jones Energy Inc. Class A (a)	4,522	15,058
Key Energy Services Inc. (a)	21,639	7,993
Magnum Hunter Resources Corp. Warrants (a)(b)	3,193	0
Matador Resources Co. (a)	13,025	246,954
Matrix Service Co. (a)	4,331	76,659
McDermott International Inc. (a)	38,511	157,510
Natural Gas Services Group (a)	2,128	46,029
Navios Maritime Acquisition Corp.	13,865	22,045
Newpark Resources Inc. (a)	13,750	59,400
Nordic American Offshore Ltd.	3,037	13,606
Nordic American Tankers Ltd.	14,387	202,713
North Atlantic Drilling Ltd. (a)	1,246	3,414
Northern Oil and Gas Inc. (a)	10,003	39,912
Oasis Petroleum Inc. (a)	29,205	212,612
Oil States International Inc. (a)	8,288	261,238
Pacific Ethanol Inc. (a)	4,757	22,263
Panhandle Oil & Gas Inc.	2,721	47,101
Par Pacific Holdings Inc. (a)	2,490	46,712
Parker Drilling Co. (a)	20,082	42,574
Parsley Energy Inc. Class A (a)	16,248	367,205
PDC Energy Inc. (a)	7,512	446,588
Peabody Energy Corp.	2,959	6,865
PHI Inc. (a)	2,033	38,403
Pioneer Energy Services Corp. (a)	10,798	23,756
Renewable Energy Group Inc. (a)	7,005	66,127
REX American Resources Corp. (a)	905	50,200
Rex Energy Corp. (a)	8,336	6,405
RigNet Inc. (a)	2,020	27,634
Ring Energy Inc. (a)	3,758	18,978
RSP Permian Inc. (a)	10,692	310,496
Sanchez Energy Corp. (a)	8,564	47,016
Scorpio Tankers Inc.	29,142	169,898
SEACOR Holdings Inc. (a)	2,793	152,079
SemGroup Corp. Class A	7,085	158,704
Seventy Seven Energy Inc. (a)	8,890	5,157
Ship Finance International Ltd.	9,483	131,719
Stone Energy Corp. (a)	9,506	7,510
Synergy Resources Corp. (a)	19,428	150,956
Teekay Tankers Ltd. Class A	15,540	57,032
Tesco Corp.	6,594	56,774
TETRA Technologies Inc. (a)	12,734	80,861
Tidewater Inc.	7,530	51,430

18	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
TransAtlantic Petroleum Ltd. (a)	3,831	$2,873
Triangle Petroleum Corp. (a)	7,670	4,159
Ultra Petroleum Corp. (a)	24,624	12,263
Unit Corp. (a)	8,047	70,894
Uranium Energy Corp. (a)	14,541	10,877
US Silica Holdings Inc.	10,303	234,084
W&T Offshore Inc. (a)	6,085	13,326
Western Refining Inc.	11,542	335,757
Westmoreland Coal Co. (a)	2,805	20,224

		6,870,505

Financials (25.50%)
1st Source Corp.	2,635	83,898
Acadia Realty Trust	11,161	392,086
Access National Corp.	1,198	23,756
AG Mortgage Investment Trust Inc.	4,639	60,632
Agree Realty Corp.	3,292	126,646
Alexander & Baldwin Inc.	7,916	290,359
Alexander’s Inc.	335	127,484
Allegiance Bancshares Inc. (a)	544	9,993
Altisource Asset Management Corp. (a)	148	1,746
Altisource Portfolio Solutions SA (a)	2,142	51,729
Altisource Residential Corp.	9,217	110,604
Ambac Financial Group Inc. (a)	7,316	115,593
American Assets Trust Inc.	6,002	239,600
American Capital Mortgage Investment Corp.	7,684	112,801
American Equity Investment Life Holding Co.	12,765	214,452
American National Bankshares Inc.	1,465	37,108
Ameris Bancorp	5,188	153,461
Amerisafe Inc.	3,066	161,088
Ames National Corp.	1,401	34,689
Anchor BanCorp Wisconsin Inc. (a)	1,202	54,162
Anworth Mortgage Asset Corp.	15,974	74,439
Apollo Commercial Real Estate Finance Inc.	9,431	153,725
Apollo Residential Mortgage Inc.	5,217	70,012
Ares Commercial Real Estate Corp.	4,511	49,395
Argo Group International Holdings Ltd.	4,484	257,337
Arlington Asset Investment Corp. Class A	3,748	46,962
Armada Hoffler Properties Inc.	4,804	54,045
ARMOUR Residential REIT Inc.	6,169	132,819
Arrow Financial Corp.	1,900	50,483
Ashford Hospitality Prime Inc.	4,510	52,632
Ashford Hospitality Trust Inc.	13,742	87,674
Ashford Inc. (a)	138	6,291
Associated Capital Group Inc. Class A (a)	1,023	28,664
Astoria Financial Corp.	14,514	229,902
Atlas Financial Holdings Inc. (a)	1,822	33,051
AV Homes Inc. (a)	1,911	21,709
Baldwin & Lyons Inc.	1,564	38,490
Banc of California Inc.	7,216	126,280
BancFirst Corp.	1,150	65,584

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Banco Latinoamericano de Comercio Exterior SA	4,881	$118,218
Bancorp Inc., The (a)	5,551	31,752
BancorpSouth Inc.	15,647	333,438
Bank Mutual Corp.	7,440	56,321
Bank of Marin Bancorp	946	46,562
Bank of the Ozarks Inc.	12,577	527,857
BankFinancial Corp.	3,194	37,753
Banner Corp.	3,372	141,759
Bar Harbor Bankshares	882	29,300
BBCN Bancorp Inc.	12,928	196,376
BBX Capital Corp. Class A (a)	502	8,012
Bear State Financial Inc. (a)	2,184	20,246
Beneficial Bancorp Inc. (a)	13,377	183,131
Berkshire Hills Bancorp Inc.	4,702	126,437
BGC Partners Inc. Class A	29,393	266,007
Blue Hills Bancorp Inc.	4,526	61,870
Bluerock Residential Growth REIT Inc.	3,057	33,260
BNC Bancorp	4,742	100,151
BofI Holding Inc. (a)	9,888	211,010
Boston Private Financial Holdings Inc.	13,311	152,411
Bridge Bancorp Inc.	2,319	70,660
Brookline Bancorp Inc.	11,309	124,512
Bryn Mawr Bank Corp.	2,808	72,250
BSB Bancorp Inc. (a)	1,277	28,694
C1 Financial Inc. (a)	920	22,264
Calamos Asset Management Inc. Class A	2,906	24,672
Camden National Corp.	1,241	52,122
Capital Bank Financial Corp. Class A	3,374	104,088
Capital City Bank Group Inc.	1,774	25,883
Capitol Federal Financial Inc.	22,490	298,217
Capstead Mortgage Corp.	15,339	151,703
Cardinal Financial Corp.	5,204	105,901
CareTrust REIT Inc.	7,805	99,124
Cascade Bancorp (a)	5,247	29,960
Cash America International Inc.	4,099	158,385
CatchMark Timber Trust Inc. Class A	6,295	68,175
Cathay General Bancorp	12,939	366,562
Cedar Realty Trust Inc.	13,688	98,964
Centerstate Banks Inc.	7,258	108,072
Central Pacific Financial Corp.	3,596	78,285
Century Bancorp Inc. Class A	624	24,280
Charter Financial Corp.	2,475	33,412
Chatham Lodging Trust	6,242	133,766
Chemical Financial Corp.	5,459	194,832
Chesapeake Lodging Trust	9,654	255,445
Citizens & Northern Corp.	2,103	41,808
Citizens Inc. (a)	8,028	58,123
City Holding Co.	2,466	117,825
Clifton Bancorp Inc.	4,118	62,264
CNB Financial Corp.	2,471	43,465
CNO Financial Group Inc.	30,099	539,374
CoBiz Financial Inc.	6,086	71,937
Cohen & Steers Inc.	3,284	127,813
Colony Capital Inc. Class A	17,974	301,424

See accompanying notes to schedules of investments.	19

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Colony Starwood Homes	6,168	$152,658
Columbia Banking System Inc.	9,254	276,880
Community Bank System Inc.	6,867	262,388
Community Trust Bancorp Inc.	2,596	91,691
CommunityOne Bancorp (a)	1,876	24,913
ConnectOne Bancorp Inc.	4,721	77,188
Consolidated-Tomoka Land Co.	725	33,452
CorEnergy Infrastructure Trust Inc.	2,026	40,743
Coresite Realty Corp.	3,942	275,979
Cousins Properties Inc.	35,130	364,649
Cowen Group Inc. Class A (a)	18,206	69,365
Crawford & Co. Class B	4,798	31,091
CU Bancorp (a)	2,654	56,185
CubeSmart	28,715	956,210
Customers Bancorp Inc. (a)	4,314	101,940
CVB Financial Corp.	17,266	301,292
CyrusOne Inc.	12,034	549,352
CYS Investments Inc.	25,800	210,012
DCT Industrial Trust Inc.	14,369	567,144
Diamond Hill Investment Group	479	84,955
DiamondRock Hospitality Co.	32,644	330,357
Dime Community Bancshares	5,098	89,827
Donegal Group Inc.	1,325	19,054
DuPont Fabros Technology Inc.	10,266	416,081
Dynex Capital Inc.	8,463	56,279
Eagle Bancorp Inc. (a)	4,820	231,360
Easterly Government Properties Inc.	2,155	39,911
EastGroup Properties Inc.	5,191	313,381
Education Realty Trust Inc.	10,226	425,402
eHealth Inc. (a)	2,788	26,179
EMC Insurance Group Inc.	1,290	33,089
Employers Holdings Inc.	5,173	145,568
Encore Capital Group Inc. (a)	4,213	108,443
Enova International Inc. (a)	4,230	26,691
Enstar Group Ltd. (a)	1,461	237,529
Enterprise Bancorp Inc.	1,316	34,532
Enterprise Financial Services Corp.	3,244	87,718
EPR Properties	9,265	617,234
Equity Bancshares Inc. Class A (a)	453	9,513
Equity One Inc.	12,864	368,682
Essent Group Ltd. (a)	8,954	186,243
EverBank Financial Corp.	15,733	237,411
Evercore Partners Inc. Class A	5,559	287,678
EZCORP Inc. Class A (a)	8,247	24,494
F.N.B. Corp.	32,829	427,105
Farmers Capital Bank Corp.	1,218	32,180
FBL Financial Group Inc. Class A	1,540	94,741
FCB Financial Holdings Inc. Class A (a)	4,542	151,067
Federal Agricultural Mortgage Corp. Class C	1,698	64,066
Federated National Holding Co.	2,311	45,434
FelCor Lodging Trust Inc.	23,225	188,587
Fidelity & Guaranty Life	1,916	50,276
Fidelity Southern Corp.	3,307	53,044
Fifth Street Asset Management Inc.	1,091	3,338
Financial Engines Inc.	8,414	264,452

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Financial Institutions Inc.	2,360	$68,605
First American Financial Corp.	17,518	667,611
First BanCorp (a)	19,348	56,496
First Bancorp (North Carolina)	3,299	62,186
First Bancorp Inc.	1,619	31,587
First Busey Corp.	3,914	80,159
First Business Financial Services Inc.	1,316	30,176
First Cash Financial Services Inc.	4,555	209,803
First Citizens BancShares Inc. Class A	1,236	310,323
First Commonwealth Financial Corp.	14,262	126,361
First Community Bancshares Inc.	2,766	54,877
First Connecticut Bancorp Inc.	2,695	43,012
First Defiance Financial Corp.	1,548	59,459
First Financial Bancorp	10,022	182,200
First Financial Bankshares Inc.	10,422	308,283
First Financial Corp. Indiana	1,760	60,210
First Industrial Realty Trust Inc.	17,891	406,841
First Interstate BancSystem Inc.	3,212	90,354
First Merchants Corp.	6,446	151,932
First Midwest Bancorp Inc.	12,627	227,539
First NBC Bank Holding Co. (a)	2,561	52,731
First of Long Island Corp., The	2,026	57,741
First Potomac Realty Trust	9,299	84,249
FirstMerit Corp.	26,750	563,088
Flagstar Bancorp Inc. (a)	3,222	69,144
Flushing Financial Corp.	4,818	104,165
FNFV Group (a)	11,577	125,610
Forestar Group Inc. (a)	5,467	71,290
Fox Chase Bancorp	2,012	38,872
Franklin Financial Network Inc. (a)	934	25,218
Franklin Street Properties Corp.	14,391	152,689
FRP Holdings Inc. (a)	1,156	41,154
Fulton Financial Corp.	28,449	380,648
Gain Capital Holdings Inc.	5,031	33,003
GAMCO Investors Inc.	1,023	37,912
Geo Group Inc., The	12,094	419,299
German American Bancorp Inc.	2,540	81,788
Getty Realty Corp.	4,159	82,473
Glacier Bancorp Inc.	12,254	311,497
Gladstone Commercial Corp.	3,499	57,314
Global Indemnity PLC (a)	1,355	42,181
Government Properties Income Trust	11,303	201,759
Gramercy Property Trust	67,995	574,558
Great Ajax Corp.	464	5,192
Great Southern Bancorp Inc.	1,742	64,680
Great Western Bancorp Inc.	6,690	182,436
Green Bancorp Inc. (a)	2,305	17,449
Green Dot Corp. Class A (a)	7,355	168,944
Greenhill & Co. Inc.	4,764	105,761
Greenlight Capital Re Ltd. Class A (a)	4,771	103,960
Guaranty Bancorp	2,476	38,279
Hallmark Financial Services Inc. (a)	2,453	28,210
Hampton Roads Bankshares Inc. (a)	5,921	10,480
Hancock Holding Co.	12,624	289,847
Hanmi Financial Corp.	5,153	113,469

20	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Hannon Armstrong Sustainable Infrastructure Capital Inc.	6,192	$119,010
Hatteras Financial Corp.	15,568	222,622
HCI Group Inc.	1,462	48,685
Healthcare Realty Trust Inc.	16,219	501,005
Heartland Financial USA Inc.	2,999	92,339
Heritage Commerce Corp.	3,801	38,048
Heritage Financial Corp.	4,975	87,411
Heritage Insurance Holdings Inc.	3,918	62,570
Heritage Oaks Bancorp	3,905	30,420
Hersha Hospitality Trust	7,485	159,730
HFF Inc. Class A	6,085	167,520
Highwoods Properties Inc.	15,199	726,664
Hilltop Holdings Inc. (a)	12,432	234,716
Hingham Institution for Savings	202	24,060
Home Bancshares Inc.	9,265	379,402
HomeStreet Inc. (a)	4,088	85,071
HomeTrust Bancshares Inc. (a)	3,179	58,271
Horace Mann Educators Corp.	6,620	209,788
Horizon Bancorp	1,757	43,433
Houlihan Lokey Inc.	2,013	50,124
Hudson Pacific Properties Inc.	11,992	346,809
IBERIABANK Corp.	6,183	317,002
Impac Mortgage Holdings Inc. (a)	1,386	19,224
Independence Holding Co.	1,269	20,202
Independence Realty Trust Inc.	5,200	37,024
Independent Bank Corp.	4,241	194,916
Independent Bank Corp. (Michigan)	3,613	52,569
Independent Bank Group Inc.	1,571	43,045
Infinity Property & Casualty Corp.	1,846	148,603
InfraREIT Inc. (a)	3,556	60,630
International Bancshares Corp.	8,796	216,909
INTL FCStone Inc. (a)	2,427	64,874
Invesco Mortgage Capital	18,669	227,388
Investment Technology Group Inc.	5,564	122,964
Investors Bancorp Inc.	53,734	625,464
Investors Real Estate Trust	19,774	143,559
iStar Inc. (a)	12,506	120,808
James River Group Holdings Ltd.	1,861	60,036
Janus Capital Group Inc.	23,908	349,774
JG Wentworth Co. Class A (a)	2,054	2,506
KCG Holdings Inc. Class A (a)	5,534	66,131
Kearny Financial Corp.	15,105	186,547
Kemper Corp.	6,989	206,665
Kennedy-Wilson Holdings Inc.	14,916	326,660
Kite Realty Group Trust	13,531	374,944
Ladder Capital Corp.	7,401	92,142
Ladenburg Thalmann Financial Services Inc. (a)	17,002	42,505
Lakeland Bancorp Inc.	6,187	62,798
Lakeland Financial Corp.	2,657	121,637
LaSalle Hotel Properties	18,356	464,590
LegacyTexas Financial Group Inc.	7,588	149,104
LendingTree Inc. (a)	1,028	100,518
Lexington Realty Trust	33,298	286,363
Live Oak Bancshares Inc.	633	9,495
LTC Properties Inc.	6,305	285,238

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Mack-Cali Realty Corp.	14,335	$336,872
Maiden Holdings Ltd.	8,175	105,784
MainSource Financial Group Inc.	3,460	72,971
Marcus & Millichap Inc. (a)	2,195	55,731
MarketAxess Holdings Inc.	6,022	751,726
Marlin Business Services Corp.	1,319	18,875
MB Financial Inc.	12,154	394,397
MBIA Inc. (a)	19,117	169,185
Medical Properties Trust Inc.	37,893	491,851
Medley Management Inc. Class A	1,008	5,544
Mercantile Bank Corp.	2,846	63,807
Merchants Bancshares Inc.	791	23,524
Meridian Bancorp Inc.	8,839	123,039
Meta Financial Group Inc.	1,165	53,124
MGIC Investment Corp. (a)	55,160	423,077
MidWestOne Financial Group Inc.	1,183	32,473
Moelis & Co.	2,751	77,661
Monmouth Real Estate Investment Corp. Class A	10,022	119,162
Monogram Residential Trust Inc.	26,986	266,082
National Bank Holdings Corp. Class A	4,814	98,157
National Bankshares Inc.	1,186	40,704
National Commerce Corp. (a)	1,043	24,625
National General Holdings Corp.	6,071	131,073
National Health Investors Inc.	6,061	403,178
National Interstate Corp.	1,192	35,665
National Penn Bancshares Inc.	22,481	239,198
National Storage Affiliates Trust	3,824	81,069
National Western Life Group Inc. Class A	370	85,333
Nationstar Mortgage Holdings Inc. (a)	6,321	62,578
Navigators Group Inc., The (a)	1,701	142,663
NBT Bancorp Inc.	7,087	190,995
Nelnet Inc. Class A	3,593	141,456
New Residential Investment Corp.	37,384	434,776
New Senior Investment Group Inc.	13,416	138,185
New York Mortgage Trust Inc.	17,847	84,595
New York REIT Inc.	26,391	266,549
NewStar Financial Inc. (a)	3,885	33,994
NexPoint Residential Trust Inc.	2,909	38,079
NMI Holdings Inc. Class A (a)	8,247	41,647
Northfield Bancorp Inc.	7,655	125,848
Northwest Bancshares Inc.	16,192	218,754
OceanFirst Financial Corp.	2,127	37,605
Ocwen Financial Corp. (a)	17,237	42,575
OFG Bancorp	7,286	50,929
Old National Bancorp	19,033	232,012
Old Second Bancorp Inc. (a)	4,807	34,466
OM Asset Management PLC	4,097	54,695
On Deck Capital Inc. (a)	1,912	14,894
One Liberty Properties Inc.	2,051	45,963
OneBeacon Insurance Group Ltd. Class A	3,803	48,412
Oppenheimer Holdings Inc. Class A	1,622	25,595
Opus Bank	1,707	58,038
Orchid Island Capital Inc.	3,487	36,160
Oritani Financial Corp.	7,161	121,522

See accompanying notes to schedules of investments.	21

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Pacific Continental Corp.	3,093	$49,890
Pacific Premier Bancorp Inc. (a)	4,567	97,597
Park National Corp.	2,121	190,890
Park Sterling Corp.	7,711	51,432
Parkway Properties Inc.	13,732	215,043
Patriot National Inc. (a)	1,499	11,542
Peapack-Gladstone Financial Corp.	2,875	48,588
Pebblebrook Hotel Trust	11,688	339,770
Penns Woods Bancorp Inc.	803	30,948
Pennsylvania Real Estate Investment Trust	11,192	244,545
PennyMac Financial Services Inc. Class A (a)	2,351	27,648
PennyMac Mortgage Investment Trust	12,042	164,253
Peoples Bancorp Inc.	2,920	57,057
Peoples Financial Services Corp.	1,269	47,207
People’s Utah Bancorp	513	8,121
PHH Corp. (a)	7,196	90,238
Physicians Realty Trust	17,560	326,265
PICO Holdings Inc. (a)	3,845	39,334
Pinnacle Financial Partners Inc.	5,760	282,586
Piper Jaffray Companies Inc. (a)	2,192	108,636
Potlatch Corp.	6,541	206,042
PRA Group Inc. (a)	7,863	231,094
Preferred Apartment Communities Inc. Class A	3,597	45,610
Preferred Bank	1,949	58,957
Primerica Inc.	7,842	349,204
PrivateBancorp Inc.	12,701	490,259
Prosperity Bancshares Inc.	11,310	524,671
Provident Financial Services Inc.	10,508	212,157
PS Business Parks Inc.	3,139	315,501
Pzena Investment Management Inc. Class A	1,958	14,783
QCR Holdings Inc.	1,906	45,458
QTS Realty Trust Inc. Class A	4,475	212,026
Radian Group Inc.	29,579	366,780
RAIT Financial Trust	13,513	42,431
Ramco-Gershenson Properties Trust	12,696	228,909
RE/MAX Holdings Inc. Class A	1,924	65,993
Redwood Trust Inc.	12,726	166,456
Regional Management Corp. (a)	1,843	31,534
Renasant Corp.	6,513	214,343
Republic Bancorp Inc. Class A	1,659	42,852
Resource America Inc. Class A	2,406	13,883
Resource Capital Corp.	5,059	56,914
Retail Opportunity Investments Corp.	15,969	321,296
Rexford Industrial Realty Inc.	9,096	165,183
RLI Corp.	6,923	462,872
RLJ Lodging Trust	20,483	468,651
RMR Group Inc., The Class A (a)	1,154	28,862
Rouse Properties Inc.	5,855	107,615
Ryman Hospitality Properties Inc.	7,071	364,015
S&T Bancorp Inc.	5,573	143,560
Sabra Health Care REIT Inc.	10,563	212,211
Safeguard Scientifics Inc. (a)	3,262	43,222
Safety Insurance Group Inc.	2,418	137,971

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Sandy Spring Bancorp Inc.	4,069	$113,240
Saul Centers Inc.	1,569	83,188
Seacoast Banking Corporation of Florida (a)	3,796	59,939
Select Income REIT	10,107	232,966
Selective Insurance Group Inc.	9,108	333,444
ServisFirst Bancshares Inc.	3,555	157,842
Sierra Bancorp	2,017	36,609
Silver Bay Realty Trust Corp.	5,841	86,739
Simmons First National Corp.	4,791	215,930
South State Corp.	3,891	249,919
Southside Bancshares Inc.	4,097	106,809
Southwest Bancorp Inc.	3,005	45,225
Sovran Self Storage Inc.	6,362	750,398
St. Joe Co., The (a)	8,814	151,160
STAG Industrial Inc.	10,351	210,746
State Auto Financial Corp.	2,422	53,429
State Bank Financial Corp.	5,892	116,426
State National Companies Inc.	5,045	63,567
Sterling Bancorp	19,310	307,608
Stewart Information Services Corp.	3,643	132,168
Stifel Financial Corp. (a)	11,015	326,044
Stock Yards Bancorp Inc.	2,427	93,512
Stonegate Bank	1,811	54,258
Stonegate Mortgage Corp. (a)	2,436	13,983
Store Capital Corp.	6,472	167,495
Suffolk Bancorp	1,941	48,991
Summit Hotel Properties Inc.	13,993	167,496
Sun Bancorp Inc. (a)	1,436	29,740
Sun Communities Inc.	8,154	583,908
Sunstone Hotel Investors Inc.	33,951	475,314
Talmer Bancorp Inc. Class A	8,269	149,586
Tejon Ranch Co. (a)	2,278	46,858
Terreno Realty Corp.	7,007	164,314
Territorial Bancorp Inc.	1,448	37,735
Texas Capital Bancshares Inc. (a)	7,471	286,737
Third Point Reinsurance Ltd. (a)	13,748	156,315
Tiptree Financial Inc. Class A	4,735	26,990
Tompkins Financial Corp.	2,444	156,416
TowneBank	7,349	141,027
Trico Bancshares	3,683	93,254
Tristate Capital Holdings Inc. (a)	3,684	46,418
Triumph Bancorp Inc. (a)	2,497	39,528
Trustco Bank Corp. NY	15,315	92,809
Trustmark Corp.	10,909	251,234
UMB Financial Corp.	6,388	329,812
UMH Properties Inc.	3,736	37,061
Umpqua Holdings Corp.	35,631	565,108
Union Bankshares Corp.	7,281	179,331
United Bankshares Inc.	11,252	412,948
United Community Banks Inc.	8,535	157,641
United Community Financial Corp.	8,355	49,044
United Development Funding IV (b)	5,082	8,131
United Financial Bancorp Inc.	8,238	103,716
United Fire Group Inc.	3,276	143,554
United Insurance Holdings Corp.	2,848	54,710

22	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Universal Health Realty Income Trust	2,044	$114,975
Universal Insurance Holdings Inc.	5,194	92,453
Univest Corp. of Pennsylvania	3,031	59,135
Urban Edge Properties	14,390	371,838
Urstadt Biddle Properties Inc.	4,421	92,620
Valley National Bancorp	37,388	356,682
Virtu Financial Inc. Class A	3,111	68,784
Virtus Investment Partners Inc.	1,105	86,312
Walker & Dunlop Inc. (a)	4,252	103,196
Walter Investment Management Corp. (a)	6,118	46,742
Washington Federal Inc.	15,321	347,021
Washington Real Estate Investment Trust	10,983	320,813
Washington Trust Bancorp Inc.	2,424	90,464
Waterstone Financial Inc.	4,337	59,330
Webster Financial Corp.	14,703	527,838
WesBanco Inc.	6,153	182,806
West Bancorporation	2,667	48,619
Westamerica Bancorporation	4,110	200,198
Western Alliance Bancorp (a)	13,979	466,619
Western Asset Mortgage Capital Corp.	6,956	69,908
Westwood Holdings Group Inc.	1,246	73,078
Whitestone REIT	4,316	54,252
Wilshire Bancorp Inc.	11,367	117,080
Wintrust Financial Corp.	7,666	339,910
WisdomTree Investments Inc.	18,573	212,289
World Acceptance Corp. (a)	1,158	43,911
WSFS Financial Corp.	4,923	160,096
Xenia Hotels & Resorts Inc.	18,155	283,581
Yadkin Financial Corp.	6,945	164,388

		68,891,267

Health Care (13.47%)
AAC Holdings Inc. (a)	1,276	25,252
Abaxis Inc.	3,649	165,624
Abeona Therapeutics Inc. (a)	1,604	4,106
Abiomed Inc. (a)	6,748	639,778
ACADIA Pharmaceuticals Inc. (a)	13,675	382,353
Accelerate Diagnostics Inc. (a)	3,996	57,423
Acceleron Pharma Inc. (a)	3,988	105,243
Accuray Inc. (a)	12,960	74,909
Aceto Corp.	4,780	112,617
Achillion Pharmaceuticals Inc. (a)	18,987	146,580
Aclaris Therapeutics Inc. (a)	994	18,836
Acorda Therapeutics Inc. (a)	6,946	183,722
Adamas Pharmaceuticals Inc. (a)	2,013	29,108
Addus HomeCare Corp. (a)	1,101	18,926
Adeptus Health Inc. Class A (a)	980	54,429
Aduro Biotech Inc. (a)	1,346	17,242
Advaxis Inc. (a)	4,888	44,139
Aegerion Pharmaceuticals Inc. (a)	4,080	15,096
Aerie Pharmaceuticals Inc. (a)	3,303	40,164
Affimed Therapeutics B.V. (a)	2,417	9,040
Affymetrix Inc. (a)	12,635	177,016

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Agenus Inc. (a)	12,282	$51,093
Agile Therapeutics Inc. (a)	1,598	9,924
Aimmune Therapeutics Inc. (a)	1,768	23,974
Air Methods Corp. (a)	6,340	229,635
Akebia Therapeutics Inc. (a)	5,324	47,969
Albany Molecular Research Inc. (a)	4,002	61,191
Alder Biopharmaceuticals Inc. (a)	3,714	90,956
Alimera Sciences Inc. (a)	4,523	7,915
Alliance HealthCare Services Inc. (a)	847	6,090
Almost Family Inc. (a)	1,180	43,943
AMAG Pharmaceuticals Inc. (a)	5,666	132,584
Amedisys Inc. (a)	4,548	219,850
Amicus Therapeutics Inc. (a)	18,498	156,308
AMN Healthcare Services Inc. (a)	7,753	260,578
Amphastar Pharmaceuticals Inc. (a)	5,051	60,612
Amsurg Corp. (a)	8,725	650,885
Anacor Pharmaceuticals Inc. (a)	6,633	354,534
Analogic Corp.	2,014	159,126
Angiodynamics Inc. (a)	4,184	51,421
ANI Pharmaceuticals Inc. (a)	1,247	41,974
Anika Therapeutics Inc. (a)	2,366	105,808
Antares Pharma Inc. (a)	24,704	21,495
Anthera Pharmaceuticals Inc. (a)	6,303	22,817
Applied Genetic Technologies Corp. (a)	1,340	18,733
Aralez Pharmaceuticals Inc. (a)	9,147	32,472
Aratana Therapeutics Inc. (a)	4,820	26,606
Ardelyx Inc. (a)	3,650	28,360
Arena Pharmaceuticals Inc. (a)	39,135	77,096
ARIAD Pharmaceuticals Inc. (a)	27,081	173,048
Array Biopharma Inc. (a)	22,827	67,340
Arrowhead Research Corp. (a)	9,222	44,450
Assembly Biosciences Inc. (a)	2,238	11,235
Asterias Biotherapeutics (a)	1,273	5,983
Atara Biotherapeutics Inc. (a)	2,689	51,172
AtriCure Inc. (a)	4,638	78,058
Atrion Corp.	233	92,119
aTyr Pharma Inc. (a)	962	3,790
Avalanche Biotechnologies Inc. (a)	3,138	16,223
AveXis Inc. (a)	817	22,255
Axovant Sciences Ltd. (a)	2,396	27,506
Bellicum Pharmaceutical Inc. (a)	1,382	12,922
BioCryst Pharmaceuticals Inc. (a)	11,761	33,284
BioDelivery Sciences International Inc. (a)	7,148	23,088
BioScrip Inc. (a)	11,491	24,591
BioSpecifics Technologies Corp. (a)	826	28,761
BioTelemetry Inc. (a)	4,494	52,490
BioTime Inc. (a)	8,910	25,572
Blueprint Medicines Corp. (a)	1,506	27,183
Calithera Biosciences Inc. (a)	1,717	9,753
Cambrex Corp. (a)	5,116	225,104
Cantel Medical Corp.	5,528	394,478
Capital Senior Living Corp. (a)	4,838	89,600
Cara Therapeutics Inc. (a)	3,134	19,493
Carbylan Therapeutics Inc. (a)	1,920	1,235
Cardiovascular Systems Inc. (a)	5,086	52,742

See accompanying notes to schedules of investments.	23

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Castlight Health Inc. Class B (a)	5,333	$17,759
Catabasis Pharmaceuticals Inc. (a)	468	2,359
Catalent Inc. (a)	13,472	359,298
Catalyst Pharmaceuticals Inc. (a)	11,976	14,012
Celldex Therapeutics Inc. (a)	15,905	60,121
Cellular Biomedicine Group Inc. (a)	1,576	29,392
Cempra Inc. (a)	5,732	100,425
Cepheid Inc. (a)	11,645	388,477
Cerus Corp. (a)	15,335	90,937
Chemed Corp.	2,760	373,842
ChemoCentryx Inc. (a)	4,531	11,282
Chiasma Inc. (a)	1,082	9,911
Chimerix Inc. (a)	7,277	37,185
Cidara Therapeutics Inc. (a)	741	9,411
Civitas Solutions Inc. (a)	1,907	33,239
Clovis Oncology Inc. (a)	4,460	85,632
Coherus Biosciences Inc. (a)	3,785	80,356
Collegium Pharmaceutical Inc. (a)	1,280	23,232
Computer Programs & Systems Inc.	1,814	94,546
Concert Pharmaceuticals Inc. (a)	2,423	33,098
ConforMis Inc. (a)	1,544	16,598
Conmed Corp.	4,465	187,262
Connecture Inc. (a)	996	2,550
Corcept Therapeutics Inc. (a)	9,482	44,376
Corindus Vascular Robotics Inc. (a)	3,237	3,206
Corium International Inc. (a)	1,609	6,211
CorMedix Inc. (a)	4,994	13,234
Corvel Corp. (a)	1,433	56,489
Cross Country Healthcare Inc. (a)	5,115	59,487
CryoLife Inc.	4,026	43,280
CTI BioPharma Corp. (a)	38,581	20,502
Curis Inc. (a)	17,654	28,423
Cutera Inc. (a)	2,200	24,750
Cynosure Inc. Class A (a)	3,625	159,935
Cytokinetics Inc. (a)	5,883	41,475
CytomX Therapeutics Inc. (a)	1,325	17,092
CytRx Corp. (a)	9,644	25,846
DepoMed Inc. (a)	9,584	133,505
Dermira Inc. (a)	2,570	53,148
Dicerna Pharmaceuticals Inc. (a)	2,401	12,869
Dimension Therapeutics Inc. (a)	1,018	7,971
Diplomat Pharmacy Inc. (a)	5,820	159,468
Durect Corp. (a)	17,829	24,069
Dyax Corp. Contingent Value Rights (a) (b)	23,324	25,890
Dynavax Technologies Corp. (a)	5,979	115,036
Eagle Pharmaceuticals Inc. (a)	1,386	56,133
Edge Therapeutics Inc. (a)	1,505	13,771
Editas Medicine Inc. (a)	1,166	40,274
Emergent Biosolutions Inc. (a)	4,953	180,042
Enanta Pharmaceuticals Inc. (a)	2,573	75,569
EndoChoice Holdings Inc. (a)	866	4,512
Endocyte Inc. (a)	6,481	20,091
Endologix Inc. (a)	12,107	101,215
Ensign Group Inc., The	8,172	185,014
Entellus Medical Inc. (a)	919	16,717

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Epizyme Inc. (a)	6,636	$80,428
Esperion Therapeutics Inc. (a)	2,122	35,883
Evolent Health Inc. Class A (a)	2,002	21,141
Exact Sciences Corp. (a)	15,306	103,162
Exactech Inc. (a)	1,714	34,726
ExamWorks Group Inc. (a)	6,662	196,929
Exelixis Inc. (a)	36,013	144,052
Fibrocell Science Inc. (a)	3,812	9,530
FibroGen Inc. (a)	7,700	163,933
Five Prime Therapeutics Inc. (a)	3,689	149,884
Five Star Quality Care Inc. (a)	6,908	15,819
Flex Pharma Inc. (a)	846	9,281
Flexion Therapeutics Inc. (a)	2,213	20,360
Fluidigm Corp. (a)	4,743	38,276
Foamix Pharmaceuticals Ltd. (a)	3,573	23,296
Foundation Medicine Inc. (a)	1,945	35,360
Galena Biopharma Inc. (a)	31,466	42,794
Genesis Healthcare Inc. (a)	5,731	13,296
GenMark Diagnostics Inc. (a)	7,031	37,053
Genocea Biosciences Inc. (a)	3,334	25,805
Genomic Health Inc. (a)	2,856	70,743
Geron Corp. (a)	25,848	75,476
Glaukos Corp. (a)	1,058	17,838
Global Blood Therapeutics Inc. (a)	1,100	17,446
Globus Medical Inc. Class A (a)	11,106	263,768
Greatbatch Inc. (a)	4,134	147,336
Haemonetics Corp. (a)	8,313	290,789
Halozyme Therapeutics Inc. (a)	16,961	160,621
Halyard Health Inc. (a)	7,491	215,216
Harvard Bioscience Inc. (a)	4,551	13,744
HealthEquity Inc. (a)	5,817	143,505
Healthsouth Corp.	14,869	559,520
HealthStream Inc. (a)	4,032	89,067
Healthways Inc. (a)	5,120	51,661
HeartWare International Inc. (a)	2,800	87,976
Heron Therapeutics Inc. (a)	4,658	88,455
Heska Corp. (a)	889	25,336
HMS Holdings Corp. (a)	13,769	197,585
ICU Medical Inc. (a)	2,304	239,846
Idera Pharmaceuticals Inc. (a)	14,292	28,298
Ignyta Inc. (a)	3,377	22,862
Immune Design Corp. (a)	1,800	23,400
ImmunoGen Inc. (a)	13,913	118,539
Immunomedics Inc. (a)	15,142	37,855
Impax Laboratories Inc. (a)	11,617	371,976
Imprivata Inc. (a)	1,375	17,366
INC Research Holdings Inc. Class A (a)	2,086	85,964
Infinity Pharmaceuticals Inc. (a)	7,755	40,869
Innoviva Inc.	13,780	173,490
Inogen Inc. (a)	2,533	113,934
Inovio Pharmaceuticals Inc. (a)	11,536	100,479
Insmed Inc. (a)	9,928	125,788
Insulet Corp. (a)	9,203	305,171
Insys Therapeutics Inc. (a)	3,805	60,842
Integra LifeSciences Holdings Corp. (a)	4,579	308,441

24	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Intersect ENT Inc. (a)	2,631	$49,989
Intra-Cellular Therapies Inc. (a)	4,321	120,124
Invacare Corp.	5,262	69,301
Invitae Corp. (a)	1,176	12,030
InVivo Therapeutics Holdings Corp. (a)	5,348	37,329
Invuity Inc. (a)	647	4,671
iRadimed Corp. (a)	417	7,990
Ironwood Pharmaceuticals Inc. (a)	20,202	221,010
K2M Group Holdings Inc. (a)	2,796	41,465
Karyopharm Therapeutics Inc. (a)	3,703	33,031
Keryx Biopharmaceuticals Inc. (a)	16,802	78,465
Kindred Healthcare Inc.	13,593	167,874
Kite Pharma Inc. (a)	5,256	241,303
La Jolla Pharmaceutical Co. (a)	2,154	45,040
Landauer Inc.	1,519	50,233
Lannett Company Inc. (a)	4,290	76,920
Lantheus Holdings Inc. (a)	1,738	3,285
LDR Holding Corp. (a)	4,032	102,776
LeMaitre Vascular Inc.	1,920	29,798
Lexicon Pharmaceuticals Inc. (a)	6,800	81,260
LHC Group Inc. (a)	2,100	74,676
Ligand Pharmaceuticals Inc. Class B (a)	2,836	303,707
Lion Biotechnologies Inc. (a)	7,189	36,520
LivaNova PLC (a)	7,185	387,846
Loxo Oncology Inc. (a)	1,550	42,377
Luminex Corp. (a)	7,019	136,169
MacroGenics Inc. (a)	5,157	96,694
Magellan Health Inc. (a)	3,878	263,433
MannKind Corp. (a)	39,426	63,476
Masimo Corp. (a)	7,029	294,093
Medgenics Inc. (a)	3,287	14,463
Medicines Co., The (a)	10,741	341,242
Medidata Solutions Inc. (a)	8,962	346,919
Meridian Bioscience Inc.	6,851	141,199
Merit Medical Systems Inc. (a)	7,123	131,704
Merrimack Pharmaceuticals Inc. (a)	18,904	158,226
MiMedx Group Inc. (a)	17,499	152,941
Mirati Therapeutics Inc. (a)	1,789	38,285
Molina Healthcare Inc. (a)	6,366	410,543
Momenta Pharmaceuticals Inc. (a)	9,834	90,866
MyoKardia Inc. (a)	1,114	11,931
Myriad Genetics Inc. (a)	11,266	421,686
NanoString Technologies Inc. (a)	2,102	31,992
NantKwest Inc. (a)	915	7,521
Natera Inc. (a)	1,434	13,652
National Healthcare Corp.	1,629	101,487
National Research Corp. Class A	1,572	24,445
Natus Medical Inc. (a)	5,340	205,216
Navidea Biopharmaceuticals Inc. (a)	24,410	23,055
Nektar Therapeutics (a)	21,233	291,954
Neogen Corp. (a)	6,007	302,452
NeoGenomics Inc. (a)	8,824	59,474
Neos Therapeutics Inc. (a)	827	8,923
Neurocrine Biosciences Inc. (a)	13,828	546,897
Nevro Corp. (a)	2,708	152,352

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
NewLink Genetics Corp. (a)	3,360	$61,152
Nivalis Therapeutics Inc. (a)	649	2,706
Nobilis Health Corp. (a)	4,761	14,854
Northwest Biotherapeutics Inc. (a)	7,454	10,883
Novavax Inc. (a)	43,614	225,048
Novocure Ltd. (a)	1,418	20,533
NuVasive Inc. (a)	7,830	380,930
Nuvectra Corp. (a)	1,378	7,455
NxStage Medical Inc. (a)	10,253	153,692
Ocular Therapeutix Inc. (a)	2,298	22,199
Omeros Corp. (a)	6,145	94,264
Omnicell Inc. (a)	5,854	163,151
OncoCyte Corp. (a)	445	2,051
OncoMed Pharmaceuticals Inc. (a)	2,707	27,368
Oncothyreon Inc. (a)	15,384	19,538
Ophthotech Corp. (a)	3,811	161,091
OraSure Technologies Inc. (a)	9,465	68,432
Orexigen Therapeutics Inc. (a)	16,628	9,357
Organovo Holdings Inc. (a)	14,405	31,259
Orthofix International NV (a)	3,012	125,058
Osiris Therapeutics Inc.	3,118	17,804
Otonomy Inc. (a)	3,041	45,372
OvaScience Inc. (a)	3,791	35,977
Owens & Minor Inc.	10,200	412,284
Oxford Immunotec Global PLC (a)	3,070	30,424
Pacific Biosciences of California Inc. (a)	11,402	96,917
Pacira Pharmaceuticals Inc. (a)	5,911	313,165
Paratek Pharmaceuticals Inc. (a)	1,920	29,126
Parexel International Corp. (a)	8,942	560,932
PDL BioPharma Inc.	26,602	88,585
Penumbra Inc. (a)	757	34,822
Peregrine Pharmaceuticals Inc. (a)	38,172	16,051
Pernix Therapeutics Holdings Inc. (a)	6,713	7,049
Pfenex Inc. (a)	2,597	25,529
PharMerica Corp. (a)	4,918	108,737
Phibro Animal Health Corp. Class A	2,808	75,928
Portola Pharmaceuticals Inc. (a)	8,109	165,424
PRA Health Sciences Inc. (a)	3,222	137,773
Press Ganey Holdings Inc. (a)	1,647	49,542
Prestige Brands Holdings Inc. (a)	8,479	452,694
Progenics Pharmaceuticals Inc. (a)	11,461	49,970
Proteon Therapeutics Inc. (a)	1,156	8,947
Prothena Corp. PLC (a)	5,475	225,351
Providence Service Corp. (a)	2,039	104,132
PTC Therapeutics Inc. (a)	5,458	35,150
Quality Systems Inc.	8,047	122,636
Quidel Corp. (a)	4,636	80,017
Radius Health Inc. (a)	5,401	169,807
RadNet Inc. (a)	5,609	27,091
Raptor Pharmaceutical Corp. (a)	13,004	59,818
REGENXBIO Inc. (a)	1,297	14,008
Regulus Therapeutics Inc. (a)	4,535	31,428
Relypsa Inc. (a)	5,251	71,151
Repligen Corp. (a)	5,249	140,778
Retrophin Inc. (a)	5,640	77,042

See accompanying notes to schedules of investments.	25

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Revance Therapeutics Inc. (a)	2,999	$52,363
Rigel Pharmaceuticals Inc. (a)	14,722	30,622
Rockwell Medical Inc. (a)	7,927	59,532
RTI Surgical Inc. (a)	9,588	38,352
Sage Therapeutics Inc. (a)	2,540	81,432
Sagent Pharmaceuticals Inc. (a)	3,587	43,654
Sangamo BioSciences Inc. (a)	11,157	67,500
Sarepta Therapeutics Inc. (a)	7,371	143,882
SciClone Pharmaceuticals Inc. (a)	8,124	89,364
SeaSpine Holdings Corp. (a)	1,384	20,262
Second Sight Medical Products Inc (a)	1,889	9,124
Select Medical Holdings Corp.	16,841	198,892
Sequenom Inc. (a)	19,907	28,069
Seres Therapeutics Inc. (a)	1,317	34,980
Sientra Inc. (a)	1,513	10,349
Sorrento Therapeutics Inc. (a)	4,558	24,522
Spark Therapeutics Inc. (a)	1,478	43,616
Spectranetics Corp., The (a)	6,871	99,767
Spectrum Pharmaceuticals Inc. (a)	11,137	70,831
STAAR Surgical Co. (a)	6,555	48,441
Stemline Therapeutics Inc. (a)	2,480	11,557
STERIS PLC	13,778	978,927
Sucampo Pharmaceuticals Inc. Class A (a)	4,006	43,786
Supernus Pharmaceuticals Inc. (a)	5,708	87,047
Surgery Partners Inc. (a)	2,588	34,317
Surgical Care Affiliates Inc. (a)	3,531	163,415
SurModics Inc. (a)	2,214	40,760
Synergy Pharmaceuticals Inc. (a)	16,312	45,021
Synta Pharmaceuticals Corp. (a)	14,044	3,371
T2 Biosystems Inc. (a)	1,886	18,596
Tandem Diabetes Care Inc. (a)	2,771	24,135
Team Health Holdings Inc. (a)	11,669	487,881
Teladoc Inc. (a)	1,651	15,850
Teligent Inc. (a)	6,490	31,801
Tesaro Inc. (a)	3,812	167,842
Tetraphase Pharmaceuticals Inc. (a)	5,829	26,988
TG Therapeutics Inc. (a)	6,623	56,428
TherapeuticsMD Inc. (a)	23,337	149,357
Theravance Biopharma Inc. (a)	4,688	88,134
Threshold Pharmaceuticals Inc. (a)	9,681	4,453
Tobira Therapeutics Inc. (a)	290	2,372
Tokai Pharmaceuticals Inc. (a)	1,439	8,073
TransEnterix Inc. (a)	8,605	36,571
Trevena Inc. (a)	4,879	40,349
Triple-S Management Corp. Class B (a)	3,930	97,700
Trovagene Inc. (a)	4,704	21,874
Trupanion Inc. (a)	2,780	27,383
U.S. Physical Therapy Inc.	2,033	101,101
Ultragenyx Pharmaceutical Inc. (a)	6,225	394,105
Unilife Corp. (a)	19,201	13,057
Universal American Corp.	8,089	57,755
Utah Medical Products Inc.	646	40,401
Vanda Pharmaceuticals Inc. (a)	6,683	55,870
Vascular Solutions Inc. (a)	2,815	91,572
Veracyte Inc. (a)	2,099	11,335

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Verastem Inc. (a)	5,060	$7,995
Versartis Inc. (a)	3,577	28,688
Vitae Pharmaceuticals Inc. (a)	2,108	13,976
Vital Therapies Inc. (a)	3,564	32,325
VIVUS Inc. (a)	15,735	22,029
Vocera Communications Inc. (a)	4,221	53,818
Voyager Therapeutics Inc. (a)	1,081	9,437
vTv Therapeutics Inc. Class A (a)	819	4,226
WellCare Health Plans Inc. (a)	7,122	660,566
West Pharmaceutical Services Inc.	11,619	805,429
Wright Medical Group NV (a)	14,353	238,260
XBiotech Inc. (a)	634	5,991
Xencor Inc. (a)	4,558	61,168
Xenoport Inc. (a)	9,833	44,347
XOMA Corp. (a)	15,224	11,768
Zafgen Inc. (a)	2,643	17,655
Zeltiq Aesthetics Inc. (a)	5,141	139,630
ZIOPHARM Oncology Inc. (a)	18,484	137,151
Zogenix Inc. (a)	3,889	35,934
Zynerba Pharmaceuticals Inc. (a)	543	5,131

		36,386,815

Industrials (12.66%)
Aaon Inc.	6,623	185,440
AAR Corp.	5,730	133,337
ABM Industries Inc.	9,077	293,278
Acacia Research Corp.	8,391	31,802
Acco Brands Corp. (a)	17,427	156,494
Accuride Corp. (a)	6,594	10,221
Actuant Corp. Class A	9,623	237,784
Advanced Drainage Systems Inc.	5,397	114,956
Advisory Board Co., The (a)	6,899	222,493
Aegion Corp. (a)	5,942	125,317
Aerojet Rocketdyne Holdings Inc. (a)	10,081	165,127
Aerovironment Inc. (a)	3,235	91,615
Air Transport Services Group Inc. (a)	8,584	132,022
Aircastle Ltd.	10,144	225,603
Alamo Group Inc.	1,531	85,292
Albany International Corp. Class A	4,558	171,335
Allegiant Travel Co.	2,164	385,322
Allied Motion Technologies Inc.	969	17,442
Altra Industrial Motion Corp.	4,259	118,315
Ameresco Inc. Class A (a)	3,363	16,042
American Railcar Industries Inc.	1,433	58,366
American Science & Engineering Inc.	1,214	33,616
American Woodmark Corp. (a)	2,079	155,073
Apogee Enterprises Inc.	4,761	208,960
Applied Industrial Technologies Inc.	6,495	281,883
ARC Document Solutions Inc. (a)	6,566	29,547
ArcBest Corp.	4,213	90,959
Argan Inc.	2,123	74,645
Astec Industries Inc.	3,072	143,370
Astronics Corp. (a)	3,562	135,890
Atlas Air Worldwide Holdings Inc. (a)	4,040	170,771
AZZ Inc.	4,166	235,796

26	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Barnes Group Inc.	8,879	$311,031
Barrett Business Services Inc.	1,197	34,414
Beacon Roofing Supply Inc. (a)	8,025	329,105
Blount International Inc. (a)	7,913	78,972
Blue Bird Corp. (a)	864	9,374
BMC Stock Holdings Inc. (a)	6,066	100,817
Brady Corp.	7,693	206,480
Briggs & Stratton Corp.	7,204	172,320
Brink’s Co., The	7,877	264,588
Builders FirstSource Inc. (a)	7,968	89,799
CAI International Inc. (a)	2,816	27,203
Casella Waste Systems Inc. Class A (a)	6,749	45,218
CBIZ Inc. (a)	8,149	82,223
CDI Corp.	2,355	14,789
CEB Inc.	5,449	352,714
CECO Environmental Corp.	4,803	29,827
Celadon Group Inc.	4,345	45,536
Chart Industries Inc. (a)	4,922	106,906
CIRCOR International Inc.	2,763	128,176
Civeo Corp. (a)	17,224	21,186
Clarcor Inc.	8,128	469,717
Columbus McKinnon Corp.	3,248	51,188
Comfort Systems USA Inc.	6,086	193,352
Commercial Vehicle Group Inc. (a)	4,569	12,108
Continental Building Products Inc. (a)	5,061	93,932
Covenant Transport Group Inc. Class A (a)	1,851	44,776
CRA International Inc. (a)	1,447	28,419
Cubic Corp.	3,475	138,861
Curtiss-Wright Corp.	7,303	552,618
Deluxe Corp.	8,080	504,919
DigitalGlobe Inc. (a)	10,503	181,702
Douglas Dynamics Inc.	3,633	83,232
Ducommun Inc. (a)	1,875	28,594
DXP Enterprises Inc. (a)	2,035	35,735
Dycom Industries Inc. (a)	5,528	357,496
Eagle Bulk Shipping Inc. (a)	3,184	1,146
Echo Global Logistics Inc. (a)	4,831	131,210
EMCOR Group Inc.	10,119	491,783
Encore Wire Corp.	3,345	130,221
EnerSys	7,201	401,240
Engility Holdings Inc. (a)	2,849	53,447
Ennis Inc.	4,220	82,501
Enphase Energy Inc. (a)	4,382	10,210
EnPro Industries Inc.	3,685	212,551
ESCO Technologies Inc.	4,209	164,067
Essendant Inc.	6,233	199,020
Esterline Technologies Corp. (a)	4,788	306,767
ExOne Co., The (a)	1,722	22,627
Exponent Inc.	4,236	216,078
Federal Signal Corp.	10,144	134,509
Forward Air Corp.	4,989	226,101
Franklin Covey Co. (a)	1,870	32,893
Franklin Electric Co. Inc.	7,648	246,036
Freightcar America Inc.	2,061	32,110
FTI Consulting Inc. (a)	6,788	241,042

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
FuelCell Energy Inc. (a)	4,459	$30,187
G&K Services Inc. Class A	3,223	236,085
Generac Holdings Inc. (a)	11,222	417,907
General Cable Corp.	7,888	96,312
Gibraltar Industries Inc. (a)	5,070	145,002
Global Brass & Copper Holdings Inc.	3,485	86,951
Golden Ocean Group Ltd. (a)	10,978	7,630
Gorman-Rupp Co., The	3,060	79,346
GP Strategies Corp. (a)	2,137	58,554
Graham Corp.	1,712	34,086
Granite Construction Inc.	6,357	303,865
Great Lakes Dredge & Dock Co. (a)	10,129	45,175
Greenbrier Companies Inc., The	4,272	118,078
Griffon Corp.	5,187	80,139
H&E Equipment Services Inc.	5,050	88,526
Harsco Corp.	12,901	70,310
Hawaiian Holdings Inc. (a)	7,773	366,808
HC2 Holdings Inc. (a)	4,424	16,900
Healthcare Services Group Inc.	11,533	424,530
Heartland Express Inc.	7,727	143,336
HEICO Corp.	3,158	189,891
HEICO Corp. Class A	6,402	304,735
Heidrick & Struggles International Inc.	3,003	71,171
Heritage-Crystal Clean Inc. (a)	1,816	18,051
Herman Miller Inc.	9,629	297,440
Hill International Inc. (a)	5,362	18,070
Hillenbrand Inc.	10,172	304,651
HNI Corp.	7,219	282,768
Hub Group Inc. (a)	5,815	237,194
Hurco Companies Inc.	1,117	36,850
Huron Consulting Group Inc. (a)	3,580	208,320
Hyster-Yale Materials Handling Inc.	1,530	101,898
ICF International Inc. (a)	3,205	110,156
Innerworkings Inc. (a)	5,930	47,144
Insperity Inc.	2,611	135,067
Insteel Industries Inc.	3,005	91,863
Interface Inc.	10,788	200,010
John Bean Technologies Corp.	4,714	265,917
Kadant Inc.	1,775	80,159
Kaman Corp.	4,391	187,452
Kelly Services Inc. Class A	4,891	93,516
Keyw Holding Corp., The (a)	5,583	37,071
Kforce Inc.	4,029	78,888
Kimball International Inc. Class B	5,593	63,481
KLX Inc. (a)	8,595	276,243
Knight Transportation Inc.	10,163	265,762
Knoll Inc.	7,891	170,840
Korn/Ferry International	8,175	231,271
Kratos Defense & Security Solutions Inc. (a)	7,417	36,714
L.B. Foster Co. Class A	1,654	30,037
Lawson Products Inc. (a)	1,004	19,658
Lindsay Corp.	1,826	130,760
LSI Industries Inc.	3,588	42,159
Lydall Inc. (a)	2,766	89,950
Marten Transport Ltd.	3,732	69,863

See accompanying notes to schedules of investments.	27

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Masonite International Corp. (a)	4,889	$320,230
MasTec Inc. (a)	10,795	218,491
Matson Inc.	7,025	282,194
Matthews International Corp. Class A	5,363	276,034
McGrath Rentcorp	3,866	96,959
Meritor Inc. (a)	15,015	121,021
Milacron Holdings Corp. (a)	2,458	40,532
Miller Industries Inc.	1,840	37,315
Mistras Group Inc. (a)	2,658	65,839
Mobile Mini Inc.	7,437	245,570
Moog Inc. Class A (a)	5,943	271,476
MRC Global Inc. (a)	16,528	217,178
MSA Safety Inc.	4,739	229,131
Mueller Industries Inc.	9,226	271,429
Mueller Water Products Inc.	26,100	257,868
Multi-Color Corp.	2,051	109,421
MYR Group Inc. (a)	3,115	78,218
National Presto Industries Inc.	786	65,820
Navigant Consulting Inc. (a)	7,879	124,567
Navios Maritime Holdings Inc.	13,046	14,742
Navistar International Corp. (a)	8,179	102,401
NCI Building Systems Inc. (a)	4,342	61,656
Neff Corp. Class A (a)	1,725	12,834
NL Industries Inc. (a)	1,105	2,497
NN Inc.	4,173	57,087
Nortek Inc. (a)	1,526	73,691
Northwest Pipe Co. (a)	1,641	15,130
NV5 Global Inc. (a)	796	21,357
Omega Flex Inc.	508	17,668
On Assignment Inc. (a)	8,379	309,353
Orion Marine Group Inc. (a)	4,710	24,398
P.A.M. Transportation Services Inc. (a)	493	15,184
Park-Ohio Holdings Corp.	1,418	60,719
Patrick Industries Inc. (a)	2,068	93,867
Pendrell Corp. (a)	27,207	14,420
PGT Inc. (a)	7,872	77,460
Plug Power Inc. (a)	28,560	58,548
Ply Gem Holdings Inc. (a)	3,678	51,676
Powell Industries Inc.	1,447	43,135
Power Solutions International Inc. (a)	774	10,681
PowerSecure International Inc. (a)	3,718	69,489
Preformed Line Products Co.	463	16,909
Primoris Services Corp.	6,256	152,021
Proto Labs Inc. (a)	3,767	290,398
Quad Graphics Inc.	4,586	59,343
Quanex Building Products Corp.	5,520	95,827
Radiant Logistics Inc. (a)	4,959	17,704
Raven Industries Inc.	6,183	99,052
RBC Bearings Inc. (a)	3,781	276,996
Resources Connection Inc.	6,194	96,379
Rexnord Corp. (a)	16,581	335,268
Roadrunner Transportation Systems
Inc. (a)	4,587	57,154
RPX Corp. (a)	8,848	99,628

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Rush Enterprises Inc. Class A (a)	5,680	$103,603
Safe Bulkers Inc.	5,730	4,604
Saia Inc. (a)	4,053	114,092
Scorpio Bulkers Inc. (a)	7,186	23,570
Simpson Manufacturing Co. Inc.	6,814	260,090
SkyWest Inc.	8,419	168,296
Sparton Corp. (a)	1,625	29,234
Standard Plus Corp. (a)	2,606	62,700
Standex International Corp.	2,056	159,977
Steelcase Inc.	13,557	202,270
Sun Hydraulics Corp.	3,631	120,513
Sunrun Inc. (a)	2,694	17,457
Swift Transportation Co. (a)	14,251	265,496
TAL International Group Inc.	5,357	82,712
Taser International Inc. (a)	8,645	169,701
Team Inc. (a)	4,629	140,629
Teledyne Technologies Inc. (a)	5,722	504,337
Tennant Co.	2,976	153,204
Tetra Tech Inc.	9,736	290,328
Textainer Group Holdings Ltd.	3,502	51,970
Thermon Group Holdings Inc. (a)	5,195	91,224
Titan International Inc.	7,123	38,322
Titan Machinery Inc. (a)	2,775	32,079
TRC Companies Inc. (a)	2,640	19,140
Trex Co. Inc. (a)	4,883	234,042
TriMas Corp. (a)	7,313	128,124
TriNet Group Inc. (a)	6,632	95,169
TrueBlue Inc. (a)	6,780	177,297
Tutor Perini Corp. (a)	6,067	94,281
Twin Disc Inc.	1,446	14,648
Ultrapetrol Bahamas Ltd. (a)	3,877	1,047
UniFirst Corp.	2,406	262,543
Univar Inc. (a)	6,565	112,787
Universal Forest Products Inc.	3,254	279,258
Universal Truckload Services Inc.	1,110	18,282
US Ecology Inc.	3,491	154,163
USA Truck Inc. (a)	1,536	28,938
Vectrus Inc. (a)	1,659	37,742
Veritiv Corp. (a)	1,283	47,805
Viad Corp.	3,297	96,141
Vicor Corp. (a)	2,750	28,820
Virgin American Inc. (a)	4,052	156,245
Volt Information Sciences Inc. (a)	1,315	9,902
VSE Corp.	726	49,288
Wabash National Corp. (a)	11,029	145,583
WageWorks Inc. (a)	5,809	293,993
Watts Water Technologies Inc.	4,530	249,739
Werner Enterprises Inc.	7,220	196,095
Wesco Aircraft Holdings Inc. (a)	9,802	141,051
West Corp.	8,553	195,179
Woodward Inc.	10,012	520,824
Xerium Technologies Inc. (a)	1,876	9,793
XPO Logistics Inc. (a)	11,527	353,879

28	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
YRC Worldwide Inc. (a)	5,352	$49,881

		34,197,798

Information Technology (17.61%)
6D Global Technologies Inc. (a)	1,524	457
A10 Networks Inc. (a)	5,293	31,335
ACI Worldwide Inc. (a)	18,928	393,510
Actua Corp. (a)	6,590	59,640
Acxiom Corp. (a)	12,714	272,588
Adtran Inc.	8,145	164,692
Advanced Energy Industries Inc. (a)	6,615	230,136
Advanced Micro Devices Inc. (a)	101,997	290,688
Aerohive Networks Inc. (a)	3,613	18,029
Agilysys Inc. (a)	2,449	25,004
Alarm.com Holdings Inc. (a)	1,361	32,256
Alliance Fiber Optic Products Inc. (a)	1,933	28,589
Alpha & Omega Semiconductor Ltd. (a)	2,890	34,246
Ambarella Inc. (a)	5,116	228,685
Amber Road Inc. (a)	3,180	17,204
American Software Inc. Class A	4,191	37,719
Amkor Technology Inc. (a)	16,089	94,764
Angie’s List Inc. (a)	7,288	58,814
Anixter International Inc. (a)	4,591	239,237
Apigee Corp. (a)	606	5,036
AppFolio Inc. Class A (a)	797	9,755
Applied Micro Circuits Corp. (a)	13,124	84,781
Applied Optoelectronics Inc. (a)	2,683	40,004
Aspen Technology Inc. (a)	13,831	499,714
AVG Technologies NV (a)	6,585	136,639
Avid Technology Inc. (a)	5,127	34,659
AVX Corp.	7,451	93,659
Axcelis Technologies Inc. (a)	18,081	50,627
Badger Meter Inc.	2,333	155,168
Bankrate Inc. (a)	9,988	91,590
Barracuda Networks Inc. (a)	1,320	20,328
Bazaarvoice Inc. (a)	10,317	32,499
Bel Fuse Inc.	1,736	25,346
Belden Inc.	6,930	425,363
Benchmark Electronics Inc. (a)	8,505	196,040
Benefitfocus Inc. (a)	1,266	42,221
Black Box Corp.	2,446	32,948
Blackbaud Inc.	7,586	477,084
Blackhawk Network Holdings Inc. (a)	8,812	302,252
Blucora Inc. (a)	6,640	34,262
Bottomline Technologies Inc. (a)	6,649	202,728
Box Inc. Class A (a)	2,069	25,366
Brightcove Inc. (a)	5,561	34,701
BroadSoft Inc. (a)	4,703	189,766
Brooks Automation Inc.	10,816	112,486
Cabot Microelectronics Corp.	4,005	163,845
CACI International Inc. Class A (a)	3,936	419,971
CalAmp Corp. (a)	5,803	104,048
Calix Inc. (a)	7,040	49,914
Callidus Software Inc. (a)	8,815	147,034
Carbonite Inc. (a)	3,031	24,157

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Cardtronics Inc. (a)	7,303	$262,835
Care.com Inc. (a)	2,865	17,620
Cascade Microtech Inc. (a)	2,169	44,725
Cass Information Systems Inc.	1,871	97,947
Cavium Inc. (a)	8,962	548,116
CEVA Inc. (a)	3,304	74,340
ChannelAdvisor Corp. (a)	3,495	39,319
Checkpoint Systems Inc. (a)	6,726	68,067
Ciber Inc. (a)	13,302	28,067
Ciena Corp. (a)	20,047	381,294
Cimpress NV (a)	5,311	481,655
Cirrus Logic Inc. (a)	10,289	374,622
Clearfield Inc. (a)	1,960	31,497
Coherent Inc. (a)	3,844	353,264
Cohu Inc.	4,254	50,538
CommVault Systems Inc. (a)	7,360	317,731
comScore Inc. (a)	7,950	238,818
Comtech Telecommunications Corp.	2,616	61,136
Control4 Corp. (a)	3,232	25,727
Convergys Corp.	16,072	446,319
Cornerstone OnDemand Inc. (a)	8,702	285,165
CPI Card Group Inc.	2,863	23,591
Cray Inc. (a)	6,618	277,360
CSG Systems International Inc.	5,340	241,154
CTS Corp.	5,403	85,043
Cvent Inc. (a)	3,752	80,293
Daktronics Inc.	6,536	51,634
Datalink Corp. (a)	3,452	31,551
Demandware Inc. (a)	5,381	210,397
DHI Group Inc. (a)	7,276	58,717
Diebold Inc.	10,526	304,307
Digi International Inc. (a)	4,021	37,918
Digimarc Corp. (a)	1,456	44,117
Digital Turbine Inc. (a)	7,289	8,674
Diodes Inc. (a)	6,123	123,072
DSP Group Inc. (a)	3,748	34,182
DTS Inc. (a)	2,828	61,594
EarthLink Holdings Corp.	16,716	94,780
Eastman Kodak Co. (a)	2,849	30,912
Ebix Inc.	4,362	177,926
Electro Rent Corp.	2,769	25,641
Electronics for Imaging Inc. (a)	7,597	322,037
Ellie Mae Inc. (a)	4,777	432,987
EMCORE Corp. (a)	3,146	15,730
Endurance International Group Holdings Inc. (a)	9,426	99,256
EnerNOC Inc. (a)	4,546	34,004
Entegris Inc. (a)	22,723	309,487
Envestnet Inc. (a)	6,198	168,586
EPAM Systems Inc. (a)	7,915	591,013
EPIQ Systems Inc.	5,317	79,861
ePlus Inc. (a)	929	74,794
Euronet Worldwide Inc. (a)	8,410	623,265
Everi Holdings Inc. (a)	10,369	23,745
EVERTEC Inc.	10,639	148,733
Everyday Health Inc. (a)	3,380	18,928

See accompanying notes to schedules of investments.	29

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Exar Corp. (a)	6,677	$38,393
Exlservice Holdings Inc. (a)	5,378	278,580
Extreme Networks Inc. (a)	16,553	51,480
Fabrinet (a)	5,663	183,198
Fair Isaac Corp.	5,006	531,087
Fairchild Semiconductor International Inc. (a)	18,880	377,600
FARO Technologies Inc. (a)	2,806	90,381
FEI Co.	6,724	598,503
Finisar Corp. (a)	16,785	306,158
Five9 Inc. (a)	3,884	34,529
Fleetmatics Group Ltd. PLC (a)	6,209	252,768
Formfactor Inc. (a)	9,379	68,185
Forrester Research Inc.	1,671	56,162
Gerber Scientific Inc. Escrow Shares (a) (b)	4,900	0
Gigamon Inc. (a)	4,420	137,108
Globant SA (a)	2,442	75,360
Glu Mobile Inc. (a)	19,345	54,553
Gogo Inc. (a)	9,074	99,905
GrubHub Inc. (a)	12,112	304,375
GSI Group Inc. (a)	5,585	79,084
GTT Communications Inc. (a)	3,932	65,035
Guidance Software Inc. (a)	3,097	13,317
Guidewire Software Inc. (a)	11,364	619,111
Hackett Group Inc., The	3,990	60,329
Harmonic Inc. (a)	12,021	39,309
Heartland Payment Systems Inc.	5,936	573,240
Hortonworks Inc. (a)	1,167	13,187
HubSpot Inc. (a)	3,024	131,907
II-VI Inc. (a)	8,470	183,884
Imation Corp. (a)	4,952	7,676
Immersion Corp. (a)	4,497	37,145
Imperva Inc. (a)	4,585	231,542
inContact Inc. (a)	9,849	87,558
Infinera Corp. (a)	21,571	346,430
Infoblox Inc. (a)	9,746	166,657
Inphi Corp. (a)	6,159	205,341
Insight Enterprises Inc. (a)	6,248	178,943
Instructure Inc. (a)	855	15,339
Integrated Device Technology Inc. (a)	21,894	447,513
Interactive Intelligence Group (a)	2,840	103,433
InterDigital Inc.	5,844	325,219
Internap Corp. (a)	9,244	25,236
Intersil Corp. Class A	21,346	285,396
Intralinks Holdings Inc. (a)	6,253	49,274
InvenSense Inc. (a)	12,685	106,554
Itron Inc. (a)	6,195	258,455
Ixia (a)	9,701	120,874
IXYS Corp.	3,837	43,051
j2 Global Inc.	7,802	480,447
Jive Software Inc. (a)	7,437	28,112
Kimball Electronics Inc. (a)	4,808	53,705
Knowles Corp. (a)	14,216	187,367
Kopin Corp. (a)	10,894	18,084
KVH Industries Inc. (a)	2,582	24,658
Lattice Semiconductor Corp. (a)	18,916	107,443

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Limelight Networks Inc. (a)	10,061	$18,210
Lionbridge Technologies Inc. (a)	10,324	52,239
Liquidity Services Inc. (a)	3,546	18,368
Littelfuse Inc.	3,649	449,228
LivePerson Inc. (a)	9,262	54,183
LogMeIn Inc. (a)	4,012	202,446
Luxoft Holding Inc. (a)	2,948	162,228
M/A-COM Technology Solutions Holdings Inc. (a)	3,774	165,263
Manhattan Associates Inc. (a)	11,936	678,800
ManTech International Corp. Class A	3,932	125,785
Marchex Inc. Class B	5,657	25,174
Marin Software Inc. (a)	4,531	13,684
Marketo Inc. (a)	6,057	118,535
Mattson Technology Inc. (a)	11,751	42,891
MAXIMUS Inc.	10,695	562,985
MaxLinear Inc. Class A (a)	9,049	167,406
MaxPoint Interactive Inc. (a)	675	1,195
Mentor Graphics Corp.	15,153	308,060
Mercury Systems Inc. (a)	5,442	110,473
Mesa Laboratories Inc.	470	45,284
Methode Electronics Inc.	6,240	182,458
Microsemi Corp. (a)	17,590	673,873
MicroStrategy Inc. (a)	1,510	271,377
MINDBODY, Inc. Class A (a)	1,054	14,050
MKS Instruments Inc.	8,626	324,769
MobileIron Inc. (a)	6,087	27,513
Model N Inc. (a)	3,298	35,519
ModusLink Global Solutions Inc. (a)	6,349	9,333
MoneyGram International Inc. (a)	4,673	28,599
Monolithic Power Systems Inc.	6,390	406,660
Monotype Imaging Holdings Inc.	6,443	154,117
Monster Worldwide Inc. (a)	14,783	48,193
MTS Systems Corp.	2,393	145,614
Multi-Fineline Electronix Inc. (a)	1,548	35,929
Nanometrics Inc. (a)	3,776	59,812
NeoPhotonics Corp. (a)	5,049	70,888
Netgear Inc. (a)	5,218	210,651
NetScout Systems Inc. (a)	14,927	342,873
NeuStar Inc. Class A (a)	3,878	95,399
New Relic Inc. (a)	928	24,202
Newport Corp. (a)	6,450	148,350
NIC Inc.	10,620	191,479
Nimble Storage Inc. (a)	8,144	63,849
Novatel Wireless Inc. (a)	5,907	10,455
NVE Corp.	790	44,659
Oclaro Inc. (a)	16,065	86,751
Opower Inc. (a)	4,163	28,350
OSI Systems Inc. (a)	3,204	209,830
Park City Group Inc. (a)	1,608	14,536
Park Electrochemical Corp.	3,304	52,897
Paycom Software Inc. (a)	5,150	183,340
Paylocity Holding Corp. (a)	2,491	81,555
PC Connection Inc.	1,609	41,528
PDF Solutions Inc. (a)	4,406	58,952
Pegasystems Inc.	5,747	145,859

30	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Perficient Inc. (a)	5,628	$122,240
PFSweb Inc. (a)	1,842	24,167
Photronics Inc. (a)	10,609	110,440
Plantronics Inc.	5,714	223,932
Plexus Corp. (a)	5,418	214,119
Polycom Inc. (a)	21,922	244,430
Power Integrations Inc.	4,737	235,239
Progress Software Corp. (a)	8,222	198,315
Proofpoint Inc. (a)	6,391	343,708
PROS Holdings Inc. (a)	3,884	45,792
Pure Storage Inc. Class A (a)	4,727	64,713
Q2 Holdings Inc. (a)	3,119	74,981
QAD Inc. Class A	1,587	33,724
QLIK Technologies Inc. (a)	14,820	428,594
QLogic Corp. (a)	13,582	182,542
Qualys Inc. (a)	4,013	101,569
Quantum Corp. (a)	34,190	20,856
QuinStreet Inc. (a)	5,956	20,370
Quotient Technology Inc. (a)	9,755	103,403
Rambus Inc. (a)	18,644	256,355
Rapid7 Inc. (a)	1,199	15,671
Realnetworks Inc. (a)	3,704	15,038
RealPage Inc. (a)	8,525	177,661
Reis Inc.	1,438	33,865
RetailMeNot Inc. (a)	6,168	49,406
RingCentral Inc. Class A (a)	8,605	135,529
Rocket Fuel Inc. (a)	3,904	12,298
Rofin-Sinar Technologies Inc. (a)	4,550	146,601
Rogers Corp. (a)	2,994	179,251
Rovi Corp. (a)	13,426	275,367
Rubicon Project Inc., The (a)	4,116	75,240
Ruckus Wireless Inc. (a)	12,080	118,505
Rudolph Technologies Inc. (a)	5,212	71,196
Sanmina Corp. (a)	12,697	296,856
Sapiens International Corp. NV	3,902	46,746
ScanSource Inc. (a)	4,343	175,370
Science Applications International Corp.	7,431	396,370
SciQuest Inc. (a)	4,596	63,792
SeaChange International Inc. (a)	5,604	30,934
Semtech Corp. (a)	10,708	235,469
ServiceSource International Inc. (a)	9,679	41,233
ShoreTel Inc. (a)	10,611	78,946
Shutterstock Inc. (a)	3,161	116,104
Sigma Designs Inc. (a)	5,575	37,910
Silicon Graphics International Corp. (a)	5,827	41,488
Silicon Laboratories Inc. (a)	6,923	311,258
Silver Spring Networks Inc. (a)	5,763	85,004
Sonus Networks Inc. (a)	8,115	61,106
SPS Commerce Inc. (a)	2,694	115,680
Stamps.com Inc. (a)	2,316	246,144
Stratasys Ltd. (a)	8,190	212,285
Super Micro Computer Inc. (a)	5,999	204,446
Sykes Enterprises Inc. (a)	6,356	191,824
Synaptics Inc. (a)	5,969	475,968
Synchronoss Technologies Inc. (a)	6,241	201,834

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
SYNNEX Corp.	4,651	$430,636
Syntel Inc. (a)	5,117	255,492
Systemax Inc. (a)	1,932	16,944
Take-Two Interactive Software Inc. (a)	13,715	516,644
Tangoe Inc. (a)	6,502	51,301
Tech Data Corp. (a)	5,926	454,939
TechTarget (a)	3,337	24,761
TeleNav Inc. (a)	4,601	27,146
TeleTech Holdings Inc.	2,693	74,758
Tessera Technologies Inc.	8,524	264,244
Textura Corp. (a)	3,159	58,852
TiVo Inc. (a)	15,774	150,011
Travelport Worldwide Ltd.	17,256	235,717
Travelzoo Inc. (a)	1,285	10,434
TrueCar Inc. (a)	7,862	43,949
TTM Technologies Inc. (a)	9,625	64,006
TubeMogul Inc. (a)	2,472	31,988
Tyler Technologies Inc. (a)	5,447	700,539
Ubiquiti Networks Inc. (a)	4,690	156,036
Ultra Clean Holdings Inc. (a)	5,060	27,122
Ultratech Inc. (a)	4,477	97,778
Unisys Corp. (a)	8,120	62,524
United Online Inc. (a)	2,276	26,265
Universal Display Corp. (a)	6,510	352,191
Varonis Systems Inc. (a)	1,428	26,061
VASCO Data Security International Inc. (a)	4,750	73,150
Veeco Instruments Inc. (a)	6,506	126,737
Verint Systems Inc. (a)	9,959	332,431
ViaSat Inc. (a)	6,918	508,335
Violin Memory Inc. (a)	14,211	7,421
Virnetx Holding Corp. (a)	7,117	32,667
Virtusa Corp. (a)	4,779	179,021
Vishay Intertechnology Inc.	21,979	268,364
Vishay Precision Group Inc. (a)	2,191	30,696
Web.com Group Inc. (a)	7,087	140,464
WebMD Health Corp. (a)	6,136	384,298
Wix.com Ltd. (a)	3,003	60,871
Workiva Inc. (a)	1,123	13,083
Xactly Corp. (a)	1,043	7,145
Xcerra Corp. (a)	8,975	58,517
XO Group Inc. (a)	4,360	69,978
Xura Inc. (a)	3,750	73,762
Zendesk Inc. (a)	9,269	194,000
Zix Corp. (a)	9,173	36,050

		47,579,723

Materials (3.78%)
A. Schulman Inc.	4,716	128,370
AEP Industries Inc.	661	43,626
AK Steel Holding Corp. (a)	28,803	118,956
American Vanguard Corp. (a)	4,770	75,271
Axiall Corp.	11,501	251,182
Balchem Corp.	5,041	312,643
Berry Plastics Group Inc. (a)	19,322	698,490

See accompanying notes to schedules of investments.	31

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Boise Cascade Co. (a)	6,434	$133,312
Calgon Carbon Corp.	8,490	119,030
Carpenter Technology Corp.	7,648	261,791
Century Aluminum Co. (a)	8,005	56,435
Chase Corp.	1,106	58,165
Chemtura Corp. (a)	10,887	287,417
Clearwater Paper Corp. (a)	2,890	140,194
Cliffs Natural Resources Inc. (a)	29,202	87,606
Coeur Mining Inc. (a)	21,861	122,859
Commercial Metals Co.	18,830	319,545
Core Molding Technologies Inc. (a)	1,203	15,013
Deltic Timber Corp.	1,798	108,150
Ferro Corp. (a)	11,115	131,935
Ferroglobe PLC	10,446	92,029
Flotek Industries Inc. (a)	8,488	62,217
FutureFuel Corp.	3,768	44,425
Greif Inc. Class A	5,033	164,831
Handy & Harman Ltd. (a)	451	12,335
Hawkins Inc.	1,714	61,858
Haynes International Inc.	1,989	72,598
HB Fuller Co.	8,178	347,156
Headwaters Inc. (a)	11,955	237,187
Hecla Mining Co.	59,690	165,938
Innophos Holdings Inc.	3,098	95,759
Innospec Inc.	3,890	168,670
Intrepid Potash Inc. (a)	9,106	10,108
Kaiser Aluminum Corp.	2,772	234,345
Kapstone Paper and Packaging Corp.	13,911	192,667
KMG Chemicals Inc.	1,637	37,766
Koppers Holdings Inc. (a)	3,330	74,825
Kraton Performance Polymers Inc. (a)	5,081	87,901
Kronos Worldwide Inc.	3,556	20,340
Louisiana-Pacific Corp. (a)	23,130	395,986
LSB Industries Inc. (a)	3,176	40,494
Materion Corp.	3,270	86,590
Minerals Technologies Inc.	5,649	321,146
Multi Packaging Solutions International Ltd. (a)	3,126	50,735
Myers Industries Inc.	3,956	50,874
Neenah Paper Inc.	2,696	171,627
Olin Corp.	26,781	465,186
Olympic Steel Inc.	1,518	26,277
Omnova Solutions Inc. (a)	7,404	41,166
P. H. Glatfelter Co.	6,998	145,069
PolyOne Corp.	14,450	437,113
Quaker Chemical Corp.	2,146	182,110
Rayonier Advanced Materials Inc.	6,460	61,370
Real Industry Inc. (a)	3,900	33,930
Rentech Inc. (a)	3,793	8,420
Ryerson Holding Corp. (a)	1,825	10,147
Schnitzer Steel Industries Inc. Class A	4,289	79,089
Schweitzer-Mauduit International Inc.	4,925	155,039
Senomyx Inc. (a)	7,351	19,113
Sensient Technologies Corp.	7,552	479,250
Solazyme Inc. (a)	12,399	25,170
Stepan Co.	3,108	171,841

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Stillwater Mining Co. (a)	19,749	$210,327
Summit Materials Inc. Class A (a)	5,183	100,809
SunCoke Energy Inc.	10,560	68,640
TimkenSteel Corp.	6,359	57,867
Trecora Resources (a)	3,288	31,631
Tredegar Corp.	4,051	63,682
Trinseo SA (a)	1,777	65,411
Tronox Ltd. Class A	10,298	65,804
United States Lime & Minerals Inc.	328	19,683
US Concrete Inc. (a)	2,350	140,013
Valhi Inc.	2,386	2,815
Worthington Industries Inc.	7,771	276,958

		10,214,327

Telecommunication Services (0.86%)
8x8 Inc. (a)	14,280	143,657
Atlantic Tele-Network Inc.	1,659	125,802
Boingo Wireless Inc. (a)	5,795	44,737
Cincinnati Bell Inc. (a)	34,143	132,133
Cogent Communications Holdings Inc.	7,405	289,017
Consolidated Communications Holdings Inc.	8,113	208,991
FairPoint Communications Inc. (a)	3,450	51,336
General Communication Inc. Class A (a)	5,709	104,589
Globalstar Inc. (a)	76,305	112,168
Hawaiian Telcom Holdco Inc. (a)	1,801	42,414
IDT Corp. Class B	2,681	41,797
Inteliquent Inc.	5,375	86,269
Intelsat SA (a)	4,698	11,839
Iridium Communications Inc. (a)	13,186	103,774
Leap Wireless International Inc. Contingent Value Rights (a) (b)	9,775	0
Lumos Networks Corp. (a)	3,691	47,392
NTELOS Holdings Corp. (a)	2,848	26,202
Orbcomm Inc. (a)	9,434	95,566
pdvWireless Inc. (a)	2,050	70,397
Shenandoah Telecommunications Co.	7,824	209,292
Spok Holdings Inc.	3,666	64,192
Straight Path Communications Inc. Class B (a)	1,505	46,700
Vonage Holdings Corp. (a)	30,384	138,855
Windstream Holdings Inc.	14,982	115,062

		2,312,181

Utilities (4.15%)
Abengoa Yield PLC	7,819	139,022
ALLETE Inc.	7,868	441,160
American States Water Co.	6,055	238,325
Artesian Resources Corp. Class A	1,217	34,027
Atlantic Power Corp.	20,150	49,569
Avista Corp.	10,020	408,616
Black Hills Corp.	8,309	499,620
California Water Service Group	7,725	206,412
Chesapeake Utilities Corp.	2,462	155,032

32	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
Cleco Corp.	9,788	$540,395
Connecticut Water Service Inc.	1,863	84,021
Consolidated Water Co. Ltd. Ordinary Shares	2,135	25,983
Dynegy Inc. (a)	19,674	282,715
El Paso Electric Co.	6,521	299,183
Empire District Electric Co., The	7,051	233,036
Genie Energy Ltd. Class B (a)	1,922	14,626
Idacorp Inc.	8,151	607,983
Laclede Group Inc., The	7,021	475,673
MGE Energy Inc.	5,591	292,130
Middlesex Water Co.	2,585	79,747
New Jersey Resources Corp.	13,831	503,863
Northwest Natural Gas Co.	4,418	237,909
NorthWestern Corp.	7,618	470,412
NRG Yield Inc. Class A	5,497	74,594
NRG Yield Inc. Class C	10,323	147,000
ONE Gas Inc.	8,474	517,761
Ormat Technologies Inc.	5,960	245,790
Otter Tail Corp.	6,109	180,949
Pattern Energy Group Inc.	9,075	173,060
Piedmont Natural Gas Company Inc.	12,738	762,115
PNM Resources Inc.	12,786	431,144
Portland General Electric Co.	14,382	567,945
SJW Corp.	2,625	95,419
South Jersey Industries Inc.	11,113	316,165
Southwest Gas Corp.	7,567	498,287
Spark Energy Inc. Class A	473	8,514
Talen Energy Corp. (a)	13,277	119,493
TerraForm Global Inc. Class A	7,384	17,574
Unitil Corp.	2,266	96,282
Vivint Solar Inc. (a)	3,395	8,997
WGL Holdings Inc.	8,026	580,842
York Water Co., The	2,058	62,810

		11,224,200

Total Common Stocks
(cost $231,423,508)		264,064,810

	Shares	Value
Short-term Investments (2.01%)
State Street Institutional U.S. Government Money Market Fund	5,422,553	$5,422,553

Total Short-term Investments
(cost $ 5,422,553)		5,422,553

TOTAL INVESTMENTS (99.75%)
(cost $ 236,846,061)		269,487,363
CASH (c) AND OTHER ASSETS, NET OF LIABILITIES (0.25%)		688,434

NET ASSETS (100.00%)		$270,175,797

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At March 31, 2016, cash in the amount of $303,400 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

See accompanying notes to schedules of investments.	33

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	55	June 2016	$5,885,743	$6,102,800	$217,057

34	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (98.12%)
Australia (7.05%)
AGL Energy Ltd.	15,297	$215,757
Alumina Ltd.	60,921	60,709
Amcor Ltd.	26,609	292,699
AMP Ltd.	68,009	301,846
APA Group	25,201	170,190
Aristocrat Leisure Ltd.	12,390	97,825
Asciano Ltd.	14,344	98,519
ASX Ltd.	4,386	139,291
Aurizon Holdings Ltd.	49,048	148,887
AusNet Services	36,202	41,348
Australia & New Zealand Banking Group Ltd.	65,281	1,173,966
Bank of Queensland Ltd.	8,650	80,364
Bendigo and Adelaide Bank Ltd.	9,875	67,143
BHP Billiton Ltd.	72,174	932,779
Boral Ltd.	18,123	85,854
Brambles Ltd.	34,696	322,346
Caltex Australia Ltd.	6,118	159,545
Challenger Ltd.	11,958	76,906
CIMIC Group Ltd.	2,409	64,188
Coca-Cola Amatil Ltd.	13,053	88,451
Cochlear Ltd.	1,225	96,062
Commonwealth Bank of Australia	38,510	2,211,627
Computershare Ltd.	11,101	83,223
Crown Resorts Ltd.	8,586	82,007
CSL Ltd.	10,425	810,637
Dexus Property Group	21,324	129,787
DUET Group (a)	46,642	81,518
Flight Centre Travel Group Ltd.	1,134	37,578
Fortescue Metals Group Ltd.	35,894	70,162
Goodman Group	40,027	204,654
GPT Group	38,305	146,814
Harvey Norman Holdings Ltd.	13,901	50,082
Healthscope Ltd.	31,873	64,990
Iluka Resources Ltd.	10,050	50,537
Incitec Pivot Ltd.	40,008	97,831
Insurance Australia Group Ltd.	55,173	235,994
James Hardie Industries PLC	9,491	129,937
LendLease Group	12,857	136,696
Macquarie Group Ltd.	6,703	339,583
Medibank Private Ltd.	64,241	144,285
Mirvac Group	86,117	127,735
National Australia Bank Ltd.	59,536	1,197,524
Newcrest Mining Ltd. (b)	17,517	227,733
Oil Search Ltd.	30,677	158,965
Orica Ltd.	8,751	103,103
Origin Energy Ltd.	39,234	153,081
Platinum Asset Management Ltd.	5,385	26,212
Qantas Airways Ltd.	9,119	28,450
QBE Insurance Group Ltd.	31,214	261,045
Ramsay Health Care Ltd.	2,962	139,319
REA Group Ltd.	1,076	44,564
Rio Tinto Ltd.	9,588	313,758
Santos Ltd.	36,995	114,285
Scentre Group	119,795	407,720
Seek Ltd.	7,827	97,077

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Sonic Healthcare Ltd.	8,775	$126,323
South32 Ltd. (b)	123,270	138,432
Stockland	53,807	176,119
Suncorp Group Ltd.	29,606	270,291
Sydney Airport	25,709	131,841
Tabcorp Holding Ltd.	18,751	61,519
Tatts Group Ltd.	34,276	99,317
Telstra Corp. Ltd.	95,465	390,043
TPG Telecom Ltd.	6,552	56,954
Transurban Group	44,914	390,767
Treasury Wine Estates Ltd.	16,551	122,304
Vicinity Centres	77,400	189,266
Vocus Communications Ltd.	10,199	65,124
Wesfarmers Ltd.	25,504	810,351
Westfield Corp.	45,582	349,060
Westpac Banking Corp.	74,943	1,743,534
Woodside Petroleum Ltd.	17,222	342,712
Woolworths Ltd.	29,075	492,553

		19,179,698

Austria (0.18%)
Andritz AG	1,628	89,392
Erste Group Bank AG (b)	6,580	184,938
Immoeast AG Interim Shares (a) (b)	11,178	0
Immofinanz AG Interim Shares (a) (b)	9,273	0
OMV AG	3,114	87,611
Raiffeisen Bank International AG (b)	2,781	42,135
VoestAlpine AG	2,521	84,353

		488,429

Belgium (1.43%)
Ageas	4,626	183,553
Anheuser-Busch InBev SA/NV	18,125	2,253,221
Colruyt SA	1,633	95,139
Delhaize Group	2,323	242,527
Groupe Bruxelles Lambert SA	1,747	144,143
KBC GROEP NV	5,577	287,699
Proximus SA	3,471	118,628
Solvay SA	1,708	171,322
Telenet Group Holding NV (b)	1,205	60,996
UCB SA	2,932	224,334
Umicore SA	2,218	110,419

		3,891,981

Denmark (1.96%)
A P Moller-Maersk A/S Class A	87	111,067
A P Moller-Maersk A/S Class B	153	200,698
Carlsberg A/S Class B	2,478	236,126
Chr. Hansen Holding A/S	2,161	145,068
Coloplast A/S Class B	2,444	185,189
Danske Bank A/S	16,219	458,199
DSV A/S	4,091	170,300
Genmab A/S (b)	1,210	167,683
ISS A/S	3,420	137,301
Novo Nordisk A/S Class B	44,224	2,398,773

See accompanying notes to schedules of investments.	35

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
Novozymes A/S B Shares	5,186	$233,146
Pandora A/S	2,486	325,531
TDC A/S	19,120	93,578
Tryg A/S	2,530	49,105
Vestas Wind Systems A/S	5,042	355,716
William Demant Holding A/S (b)	534	53,698

		5,321,178

Finland (1.00%)
Elisa OYJ	3,022	117,502
Fortum OYJ	10,232	154,968
Kone Corp. OYJ Class B	7,593	365,994
Metso OYJ	2,533	60,442
Neste OYJ	2,871	94,479
Nokia OYJ	130,836	777,889
Nokian Renkaat OYJ	2,726	96,221
Orion OYJ Class B	2,451	81,020
Sampo OYJ A Shares	9,979	473,962
Stora Enso OYJ R Shares	12,578	112,568
UPM-Kymmene OYJ	12,228	221,515
Wartsila OYJ Class B	3,488	157,847

		2,714,407

France (9.55%)
Accor SA	4,832	204,758
Aeroports de Paris (ADP)	670	82,834
Air Liquide SA	7,840	882,211
Airbus Group SE	13,372	887,853
Alstom SA (b)	3,480	88,959
Arkema	1,522	114,270
AtoS	1,849	150,603
AXA SA	44,391	1,045,104
BNP Paribas SA	23,843	1,200,002
Bollore	19,968	77,571
Bouygues SA	4,634	189,038
Bureau Veritas SA	6,094	135,740
Cap Gemini SA	3,581	336,499
Carrefour SA	12,664	348,443
Casino Guichard Perrachon SA	1,331	76,303
Christian Dior SE	1,246	226,001
Cie Generale des Etablissements Michelin Class B	4,164	426,108
CNP Assurances	4,035	62,925
Compagnie de Saint-Gobain	10,649	469,311
Credit Agricole SA	23,821	257,994
Danone	13,343	949,089
Dassault Systemes SA	2,986	236,926
Edenred	4,918	95,527
Electricite de France	5,505	61,789
Engie	33,525	520,340
Essilor International SA	4,688	579,057
Eurazeo SA	930	62,881
Eutelsat Communications	3,625	117,106
Fonciere des Regions	716	67,664
Gecina SA	800	110,149
Groupe Eurotunnel SE	11,022	123,538

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
Hermes International	614	$216,204
ICADE	798	61,130
Iliad SA	620	159,548
Imerys SA	864	60,257
Ingenico Group	1,257	144,393
JC Decaux SA	1,551	67,895
Kering	1,723	308,010
Klepierre	4,698	225,060
Lagardere SCA	2,775	73,732
Legrand SA	6,078	340,586
L’Oreal SA	5,650	1,012,267
LVMH Moet Hennessy Louis Vuitton SE	6,276	1,074,790
Natixis SA	21,249	104,624
Numericable - SFR SA	2,290	96,388
Orange	44,786	784,560
Pernod Ricard SA	4,791	534,264
Peugeot SA (b)	10,089	172,893
Publicis Groupe	4,334	304,333
Remy Cointreau SA	535	40,618
Renault SA	4,301	427,353
Rexel SA	6,337	90,532
Safran SA	7,060	493,904
Sanofi	26,517	2,138,108
Schneider Electric SE (Paris)	12,581	795,106
SCOR SE	3,600	127,809
SES	7,486	219,219
Societe BIC SA	636	95,674
Societe Generale	16,320	603,171
Sodexo	2,169	233,828
STMicroelectronics NV	14,634	81,229
Suez Environnement Co.	6,744	123,705
Technip SA	2,451	135,852
Thales SA	2,226	195,038
Total SA	48,701	2,219,999
Valeo SA	1,733	269,767
Veolia Environnement	9,693	233,498
Vinci SA	10,747	800,633
Vivendi	26,438	555,949
Wendel	683	74,346
Zodiac Aerospace	4,650	93,179

		25,976,044

Germany (8.57%)
Adidas AG	4,672	547,576
Allianz SE Reg.	10,355	1,684,373
Axel Springer SE	996	53,687
BASF SE	20,776	1,567,399
Bayer AG	18,616	2,188,219
Bayerische Motoren Werke (BMW) AG	7,429	682,194
Beiersdorf AG	2,283	206,111
Brenntag AG	3,582	204,613
Commerzbank AG (b)	24,453	212,611
Continental AG	2,462	560,302
Daimler AG Registered Shares	21,788	1,670,275
Deutsche Bank AG Reg.	31,215	531,017

36	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Deutsche Boerse AG	4,377	$373,494
Deutsche Lufthansa AG Reg. (b)	5,099	82,420
Deutsche Post AG	21,668	602,100
Deutsche Telekom AG	72,738	1,305,674
Deutsche Wohnen AG	7,705	239,616
E.ON SE	45,116	433,186
Evonik Industries AG	3,202	96,062
Fraport AG	916	55,566
Fresenius Medical Care AG & Co. KGaA	4,889	433,039
Fresenius SE & Co. KGaA	8,569	626,090
GEA Group AG	4,266	208,734
Hannover Rueck SE	1,339	156,022
HeidelbergCement AG	3,097	265,187
Henkel AG & Co. KGaA	2,387	234,595
Hugo Boss AG	1,539	100,941
Infineon Technologies AG	25,720	365,981
K+S AG Reg.	4,396	102,870
Kabel Deutschland Holding AG	264	29,590
Lanxess AG	2,154	103,532
Linde AG	4,157	605,708
MAN AG	832	90,053
Merck KGaA	2,988	249,257
Metro AG	3,815	118,208
Muenchener Rueckversicherungs- Gesellschaft AG Reg.	3,756	763,969
Osram Licht AG	2,093	107,899
ProSiebenSat.1 Media SE	5,053	259,805
QIAGEN NV (b)	4,693	104,560
RTL Group SA	864	73,185
RWE AG	11,474	148,515
SAP SE	22,142	1,791,391
Siemens AG Reg.	17,841	1,891,063
Symrise AG	2,828	189,861
Telefonica Deutschland Holding AG	16,784	90,928
ThyssenKrupp AG	8,455	175,678
United Internet AG Reg.	2,893	145,191
Volkswagen AG	817	118,579
Vonovia SE	10,722	385,843
Zalando SE (b) (c)	1,865	61,225

		23,293,994

Hong Kong (3.11%)
AIA Group Ltd.	272,154	1,541,914
ASM Pacific Technology Ltd.	5,900	46,128
Bank of East Asia Ltd., The	23,025	85,928
BOC Hong Kong Holdings Ltd.	86,500	258,139
Cathay Pacific Airways Ltd.	29,000	50,244
Cheung Kong Infrastructure Holdings Ltd.	13,000	127,196
Cheung Kong Property Holdings Ltd.	61,659	396,628
CK Hutchison Holdings Ltd.	60,659	785,865
CLP Holdings Ltd.	43,283	391,968
First Pacific Company Ltd.	58,500	43,739
Galaxy Entertainment Group Ltd.	51,000	190,987

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Hang Lung Properties Ltd.	50,000	$95,651
Hang Seng Bank Ltd.	17,674	313,046
Henderson Land Development Co. Ltd.	26,882	164,778
HK Electric Investments (c)	60,000	52,750
HKT Trust and HKT Ltd.	61,100	84,120
Hong Kong & China Gas Co. Ltd.	154,625	289,423
Hong Kong Exchanges & Clearing Ltd.	25,500	613,392
Hysan Development Co. Ltd.	13,000	55,386
Kerry Properties Ltd.	14,000	38,621
Li & Fung Ltd.	132,000	78,274
Link REIT	50,000	296,171
MGM China Holdings Ltd.	23,600	35,960
MTR Corporation Ltd.	32,500	160,251
New World Development Company Ltd.	123,714	118,015
NWS Holdings Ltd.	36,327	57,694
PCCW Ltd.	101,000	65,100
Power Assets Holdings Ltd.	32,000	327,535
Sands China Ltd.	56,400	229,385
Shangri-La Asia Ltd.	26,960	30,757
Sino Land Co. Ltd.	72,600	115,301
SJM Holdings Ltd.	48,000	34,094
Sun Hung Kai Properties Ltd.	39,000	476,355
Swire Pacific Ltd. Class A	13,500	145,401
Swire Properties Ltd.	26,400	71,638
Techtronic Industries Company Ltd.	32,500	128,620
WH Group Ltd. (b) (c)	135,000	97,804
Wharf Holdings Ltd., The	30,953	169,182
Wheelock and Co. Ltd.	18,000	80,401
Wynn Macau Ltd. (b)	34,800	53,833
Yue Yuen Industrial Holdings Ltd.	18,500	63,675

		8,461,349

Ireland (0.29%)
Bank of Ireland (b)	622,939	180,755
CRH PLC (Dublin)	18,744	529,594
Ryanair Holdings PLC	4,036	65,054

		775,403

Israel (0.61%)
Azrieli Group Ltd.	836	32,828
Bank Hapoalim B.M.	25,304	131,362
Bank Leumi Le-Israel (b)	30,149	108,276
Bezeq The Israeli Telecommunication Corporation Ltd.	43,805	98,835
Delek Group Ltd.	101	17,327
Israel Chemicals Ltd.	10,564	45,982
Mizrahi Tefahot Bank Ltd.	2,895	33,965
NICE Systems Ltd.	1,258	82,555
Teva Pharmaceutical Industries Ltd.	20,622	1,112,833

		1,663,963

Italy (2.09%)
Assicurazioni Generali SpA	27,047	401,021
Atlantia SpA	9,223	255,759

See accompanying notes to schedules of investments.	37

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Banco Popolare Societa Cooperativa (b)	8,104	$55,744
CNH Industrial NV	21,818	148,340
Enel Green Power SpA	41,261	88,737
Enel SpA	158,397	702,575
Eni SpA	57,493	870,103
EXOR SpA	2,361	84,627
Ferrari NV (Italy) (b)	2,845	118,162
Fiat Chrysler Automobiles NV (Italy)	20,822	168,223
Finmeccanica SpA (b)	9,416	119,466
Intesa Sanpaolo	287,380	795,941
Luxottica Group SpA	3,821	210,874
Mediobanca SpA	12,371	89,107
Prysmian SpA	4,250	96,286
Saipem SpA (b)	150,282	60,211
Snam SpA	47,044	294,690
Telecom Italia SpA (b)	255,059	275,140
Tenaris SA	10,928	136,163
Terna - Rete Elettrica Nationale SpA	34,262	195,518
UBI Banca - Unione di Banche Italiane SpA	20,407	75,515
UniCredit SpA	106,836	385,373
UnipolSai SpA	21,345	49,403

		5,676,978

Japan (22.19%)
ABC-Mart Inc.	600	38,438
ACOM Co. Ltd. (b)	7,900	39,800
Aeon Co. Ltd.	14,700	212,379
Aeon Credit Service Co. Ltd.	2,100	49,559
Aeon Mall Co. Ltd.	2,800	41,473
Air Water Inc.	3,000	44,409
Aisin Seiki Co. Ltd.	4,400	165,765
Ajinomoto Co. Inc.	12,000	270,772
Alfresa Holdings Corp.	4,000	76,734
All Nippon Airways Co. Ltd.	27,000	76,074
Alps Electric Co. Ltd.	4,000	69,730
Amada Holdings Co. Ltd.	7,900	77,073
Aozora Bank Ltd.	24,000	83,806
Asahi Glass Co. Ltd.	23,000	125,887
Asahi Group Holdings Ltd.	8,900	277,332
Asahi Kasei Corp.	29,000	196,065
ASICS Corp.	3,600	64,134
Astellas Pharma Inc.	47,200	627,614
Bandai Namco Holdings Inc.	4,100	89,399
Bank of Kyoto Ltd., The	8,000	52,175
Bank of Yokohama Ltd., The (a)	27,000	122,711
Benesse Holdings Inc.	1,700	48,940
Bridgestone Corp.	14,600	545,497
Brother Industries Ltd.	5,600	64,387
CALBEE Inc.	1,600	63,548
Canon Inc.	24,000	715,447
Casio Computer Co. Ltd.	4,900	98,875
Central Japan Railway Co.	3,200	565,960
Chiba Bank Ltd., The	16,000	79,755
Chubu Electric Power Co. Inc.	14,800	206,657

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Chugai Pharmaceutical Co. Ltd.	5,300	$164,117
Chugoku Bank Ltd., The	4,000	41,654
Chugoku Electric Power Company Inc., The	6,500	87,787
Citizen Holdings Co. Ltd.	5,900	33,446
Credit Saison Co. Ltd.	3,200	55,700
Dai Nippon Printing Co. Ltd.	13,000	115,509
Daicel Chemical Industries Ltd.	7,000	95,660
Daihatsu Motor Co. Ltd.	4,300	60,596
Dai-ichi Life Insurance Company Ltd.	24,100	291,761
Daiichi Sankyo Co. Ltd.	14,513	322,705
Daikin Industries Ltd.	5,400	403,615
Daito Trust Construction Co. Ltd.	1,600	227,180
Daiwa House Industry Co. Ltd.	13,400	376,955
Daiwa Securities Group Inc.	38,000	233,750
Denso Corp.	11,100	446,190
Dentsu Inc.	4,900	245,990
Don Quijote Holdings Co. Ltd.	2,800	97,277
East Japan Railway Co.	7,500	647,274
Eisai Co. Ltd.	5,800	348,892
Electric Power Development Co. Ltd.	3,280	102,441
FamilyMart Co. Ltd.	1,200	62,375
Fanuc Corp.	4,400	683,584
Fast Retailing Co. Ltd.	1,200	384,060
Fuji Electric Co. Ltd.	13,000	44,933
Fuji Heavy Industries Ltd.	13,200	466,214
FUJIFILM Holdings Corp.	10,600	419,215
Fujitsu Ltd.	44,000	162,872
Fukuoka Financial Group Inc.	18,000	58,697
GungHo Online Entertainment Inc.	9,500	26,758
Gunma Bank Ltd.	8,000	33,053
Hachijuni Bank Ltd., The	10,000	43,094
Hakuhodo DY Holdings Inc.	5,900	66,840
Hamamatsu Photonics KK	3,400	93,802
Hankyu Hanshin Holdings Inc.	26,000	165,871
Hikari Tsushin Inc.	400	30,459
Hino Motors Ltd.	6,000	64,881
Hirose Electric Co. Ltd.	700	77,187
Hiroshima Bank Ltd., The	11,000	40,171
Hisamitsu Pharmaceutical Co. Inc.	1,200	53,632
Hitachi Chemical Co. Ltd.	2,500	44,982
Hitachi Construction Machinery Co. Ltd.	2,400	38,129
Hitachi High-Technologies Corp.	1,400	39,433
Hitachi Ltd.	107,000	500,655
Hitachi Metals Ltd.	5,000	51,579
Hokuhoku Financial Group Inc.	29,000	38,136
Hokuriku Electric Power Co.	4,100	58,033
Honda Motor Co. Ltd.	36,700	1,006,319
Hoshizaki Electric Co. Ltd.	800	66,747
Hoya Corp.	9,300	353,754
Hulic Company Ltd.	5,900	56,408
Idemitsu Kosan Co. Ltd.	2,000	35,701
IHI Corp.	32,000	67,671
Iida Group Holdings Co. Ltd.	3,000	58,510
INPEX Corp.	20,700	156,981

38	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Isetan Mitsukoshi Holdings Ltd.	7,880	$92,072
Isuzu Motors Ltd.	14,000	144,547
Itochu Corp.	36,300	447,037
Itochu Techno-Solutions Corp.	1,200	22,647
Iyo Bank Ltd., The	6,000	39,291
J. Front Retailing Co. Ltd.	5,700	75,615
Japan Airlines Co. Ltd.	2,900	106,214
Japan Airport Terminal Co. Ltd.	1,000	35,541
Japan Exchange Group Inc.	12,200	186,882
Japan Post Bank Co. Ltd.	9,300	114,448
Japan Post Holdings Co. Ltd.	10,300	137,461
Japan Prime Realty Investment Corp.	19	77,405
Japan Real Estate Investment Corp.	28	161,713
Japan Retail Fund Investment Corp.	57	136,847
Japan Tobacco Inc.	24,800	1,033,471
JFE Holdings Inc.	11,300	152,213
JGC Corp.	5,000	74,859
Joyo Bank Ltd., The	14,000	48,016
JSR Corp.	3,900	56,068
JTEKT Corp.	5,100	66,160
JX Holdings Inc.	51,400	198,118
Kajima Corp.	20,000	125,461
Kakaku.com Inc.	3,100	57,568
Kamigumi Co. Ltd.	4,000	37,638
Kaneka Corp.	7,000	59,958
Kansai Electric Power Company Inc., The (b)	15,500	137,267
Kansai Paint Co. Ltd.	5,000	80,323
Kao Corp.	11,400	608,061
Kawasaki Heavy Industries Ltd.	34,000	98,183
KDDI Corp.	39,500	1,055,016
Keihan Electric Railway Co. Ltd.	11,000	77,507
Keikyu Corp.	10,000	87,965
Keio Corp.	12,000	105,345
Keisei Electric Railway Co. Ltd.	6,000	84,393
Keyence Corp.	1,064	580,381
Kikkoman Corp.	3,000	98,627
Kintetsu Group Holdings Co. Ltd.	41,000	166,120
Kirin Holdings Co. Ltd.	18,300	256,585
Kobe Steel Ltd.	72,000	63,335
Koito Manufacturing Company Ltd.	2,300	104,225
Komatsu Ltd.	20,200	343,891
Konami Holdings Corp.	2,400	71,012
Konica Minolta Holdings Inc.	10,000	84,944
KOSE Corp.	700	68,106
Kubota Corp.	25,000	341,308
Kuraray Co. Ltd.	7,600	92,919
Kurita Water Industries Ltd.	2,400	54,741
Kyocera Corp.	7,100	312,717
Kyowa Hakko Kirin Co. Ltd.	5,000	79,790
Kyushu Electric Power Co. Inc. (b)	10,000	95,162
Kyushu Financial Group Inc.	6,100	35,176
Lawson Inc.	1,500	125,550
LIXIL Group Corp.	6,100	124,390
M3 Inc.	4,600	115,751
Mabuchi Motor Co. Ltd.	1,200	55,871

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Makita Corp.	2,600	$161,251
Marubeni Corp.	36,500	184,859
Marui Group Co. Ltd.	5,600	80,259
Maruichi Steel Tube Ltd.	1,100	30,152
Mazda Motor Corp.	12,300	190,874
McDonald’s Holdings Company (Japan) Ltd.	1,600	37,901
MEDIPAL HOLDINGS CORP.	3,300	52,251
MEIJI Holdings Company Ltd.	2,800	225,154
Minebea Co. Ltd.	7,000	54,609
Miraca Holdings Inc.	1,400	57,533
Mitsubishi Chemical Holdings Corp.	29,400	153,472
Mitsubishi Corp.	30,100	509,757
Mitsubishi Electric Corp.	43,000	450,651
Mitsubishi Estate Company Ltd.	28,000	520,094
Mitsubishi Gas Chemical Co. Inc.	9,000	48,461
Mitsubishi Heavy Industries Ltd.	67,000	248,902
Mitsubishi Logistics Corp.	3,000	39,398
Mitsubishi Materials Corp.	25,000	70,638
Mitsubishi Motors Corp.	14,400	107,861
Mitsubishi Tanabe Pharma Corp.	4,700	81,726
Mitsubishi UFJ Financial Group Inc.	288,460	1,336,638
Mitsubishi UFJ Lease & Finance Co. Ltd.	11,600	50,917
Mitsui & Co. Ltd.	39,100	449,904
Mitsui Chemicals Inc.	20,000	66,640
Mitsui Fudosan Co. Ltd.	21,000	523,950
Mitsui OSK Lines Ltd.	25,000	50,869
mixi Inc.	800	29,713
Mizuho Financial Group Inc.	533,500	796,849
MS&AD Insurance Group Holdings Inc.	11,700	326,014
Murata Manufacturing Co. Ltd.	4,600	554,640
Nabtesco Corp.	2,400	53,866
Nagoya Railroad Co. Ltd.	20,000	93,474
NEC Corp.	56,000	140,815
Nexon Co. Ltd.	2,800	47,743
NGK Insulators Ltd.	6,000	110,836
NGK Spark Plug Co. Ltd.	4,000	76,556
NH Foods Ltd.	4,000	88,143
NHK Spring Co. Ltd.	4,100	39,235
Nidec Corp.	5,000	342,130
Nikon Corp.	7,900	120,874
Nintendo Co. Ltd.	2,400	341,197
Nippon Building Fund Inc.	32	189,649
Nippon Electric Glass Co. Ltd.	10,000	51,180
Nippon Express Co. Ltd.	20,000	90,986
Nippon Paint Co. Ltd.	3,400	75,435
Nippon Prologis REIT Inc.	35	78,338
Nippon Steel Corp.	17,500	336,177
Nippon Telegraph & Telephone Corp.	15,600	671,987
Nippon Yusen KK	38,000	73,268
Nissan Motor Co. Ltd.	55,500	513,601
Nisshin Seifun Group Inc.	4,400	69,942
Nissin Foods Holdings Co. Ltd.	1,400	65,805
Nitori Holdings Co. Ltd.	1,600	146,572
Nitto Denko Corp.	3,700	205,704

See accompanying notes to schedules of investments.	39

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
NOK Corp.	2,100	$35,863
Nomura Holdings Inc.	81,300	363,284
Nomura Real Estate Holdings Inc.	3,100	57,293
Nomura Real Estate Master Fund Inc.	81	120,912
Nomura Research Institute Ltd.	2,700	90,924
NSK Ltd.	11,000	100,671
NTT Data Corp.	2,800	140,566
NTT DoCoMo Inc.	32,100	728,022
NTT Urban Development Corp.	2,900	28,370
Obayashi Corp.	14,000	138,078
OBIC Co. Ltd.	1,300	68,728
Odakyu Electric Railway Co. Ltd.	13,000	141,499
Oji Paper Co. Ltd.	17,000	68,275
Olympus Corp.	6,300	244,902
OMRON Corp.	4,600	136,923
Ono Pharmaceutical Co. Ltd.	9,500	402,217
Oracle Corp. Japan	900	50,540
Oriental Land Co. Ltd.	4,400	311,591
Orix Corp.	29,500	420,828
Osaka Gas Co. Ltd.	43,000	165,207
OTSUKA Corp.	1,200	63,335
Otsuka Holdings Co. Ltd.	8,600	312,380
Panasonic Corp.	49,100	450,885
Park24 Co. Ltd.	2,000	55,978
Rakuten Inc.	21,300	205,439
Recruit Holdings Co Ltd.	3,400	103,772
Resona Holdings Inc.	51,100	182,343
Ricoh Co. Ltd.	16,700	170,049
RINNAI Corp.	800	70,656
Rohm Co. Ltd.	2,200	92,656
Ryohin Keikaku Co. Ltd.	500	105,735
Sankyo Co. Ltd.	1,000	37,230
Sanrio Co. Ltd.	1,100	21,512
Santen Pharmaceutical Co. Ltd.	8,100	121,847
SBI Holdings Inc.	4,345	44,128
Secom Co. Ltd.	4,700	349,373
Sega Sammy Holdings Inc.	4,068	44,351
Seibu Holdings Inc.	2,500	52,890
Seiko Epson Corp.	5,800	93,691
Sekisui Chemical Co. Ltd.	10,000	123,151
Sekisui House Ltd.	13,700	231,224
Seven & I Holdings Co. Ltd.	16,940	721,280
Seven Bank Ltd.	14,000	59,709
Shikoku Electric Power Co. Inc.	3,900	52,291
Shimadzu Corp.	6,000	94,096
Shimamura Co. Ltd.	500	62,419
Shimano Inc.	1,800	282,127
Shimizu Corp.	14,000	118,673
Shin-Etsu Chemical Co. Ltd.	9,200	476,083
Shinsei Bank Ltd.	39,000	50,940
Shionogi & Co. Ltd.	6,700	315,340
Shiseido Co. Ltd.	7,900	176,328
Shizuoka Bank Ltd., The	12,000	86,579
Showa Shell Sekiyu KK	4,300	38,589
SMC Corp.	1,200	278,715
Softbank Corp.	21,600	1,029,860

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sohgo Security Services Co. Ltd.	1,200	$65,041
Sompo Japan Nipponkoa Holdings Inc.	7,500	212,448
Sony Corp.	28,800	740,312
Sony Financial Holdings Inc.	4,200	53,664
Stanley Electric Co. Ltd.	3,500	79,146
Sumitomo Chemical Co. Ltd.	33,000	149,247
Sumitomo Corp.	25,900	257,401
Sumitomo Dainippon Pharma Co. Ltd.	3,700	42,607
Sumitomo Electric Industries Ltd.	17,400	211,654
Sumitomo Heavy Industries Ltd.	12,000	49,580
Sumitomo Metal Mining Co. Ltd.	10,000	99,294
Sumitomo Mitsui Financial Group Inc.	28,900	876,154
Sumitomo Mitsui Trust Holdings Inc.	76,000	222,574
Sumitomo Realty & Development Co. Ltd.	8,000	234,146
Sumitomo Rubber Industries Ltd.	3,700	57,171
Suntory Beverage & Food Ltd.	3,300	148,661
Suruga Bank Ltd.	4,000	70,300
Suzuken Co. Ltd.	1,800	61,176
Suzuki Motor Corp.	8,300	222,056
Sysmex Corp.	3,300	206,424
T&D Holdings Inc.	13,200	123,092
TAIHEIYO CEMENT CORP.	26,000	59,834
Taisei Corp.	24,000	158,657
Taisho Pharmaceutical Holdings Co. Ltd.	800	63,406
Taiyo Nippon Sanso Corp.	3,000	28,469
Takashimaya Co. Ltd.	6,000	50,167
Takeda Pharmaceutical Company Ltd.	17,800	812,304
TDK Corp.	2,900	161,047
Teijin Ltd.	23,000	80,110
Terumo Corp.	7,000	250,966
THK Co. Ltd.	2,400	44,270
Tobu Railway Co. Ltd.	22,000	109,663
Toho Co. Ltd.	2,700	71,036
Toho Gas Co. Ltd.	10,000	70,994
Tohoku Electric Power Co. Inc.	9,800	126,435
Tokio Marine Holdings Inc.	15,400	519,970
Tokyo Electric Power Company Inc. (b)	33,600	184,801
Tokyo Electron Ltd.	3,700	241,176
Tokyo Gas Co. Ltd.	53,000	247,093
Tokyo Tatemono Co. Ltd.	5,000	62,286
Tokyu Corp.	26,000	217,851
Tokyu Fudosan Holdings Corp.	11,900	80,782
TonenGeneral Sekiyu KK	7,000	63,317
Toppan Printing Co. Ltd.	12,000	100,653
Toray Industries Inc.	33,000	281,253
Toshiba Corp. (b)	94,000	182,914
Toto Ltd.	3,000	93,563
Toyo Seikan Kaisha Ltd.	3,800	71,175
Toyo Suisan Kaisha Ltd.	2,000	71,794
Toyoda Gosei Co. Ltd.	1,600	30,878
Toyota Industries Corp.	3,700	166,351
Toyota Motor Corp.	61,100	3,231,305

40	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Toyota Tsusho Corp.	4,800	$108,458
Trend Micro Inc.	2,300	84,197
Unicharm Corp.	8,700	189,314
United Urban Investment Corp.	56	90,510
USS Co. Ltd.	5,200	83,074
West Japan Railway Co.	3,800	234,628
Yahoo Japan Corp.	32,200	137,046
Yakult Honsha Co. Ltd.	2,000	88,587
Yamada Denki Co. Ltd.	16,100	76,105
Yamaguchi Financial Group Inc.	5,000	45,448
Yamaha Corp.	3,500	105,424
Yamaha Motor Co. Ltd.	6,000	99,800
Yamato Holdings Co. Ltd.	8,000	159,723
Yamazaki Baking Co. Ltd.	2,000	42,134
Yaskawa Electric Corp.	5,000	57,710
Yokogawa Electric Corp.	4,800	49,601
Yokohama Rubber Company Ltd., The	2,500	41,117

		60,346,882

Netherlands (3.21%)
Aegon NV	39,972	219,870
Akzo Nobel NV	5,597	381,493
Altice NV Class A (b)	8,870	158,059
Altice NV Class B (b)	2,010	36,217
ArcelorMittal	39,635	179,275
ASML Holding NV	7,851	797,596
Gemalto NV	1,814	134,108
Heineken Holding NV	2,199	171,604
Heineken NV	5,194	470,752
ING Groep NV CVA	86,912	1,051,277
Koninklijke Ahold NV	18,917	425,562
Koninklijke DSM NV	3,964	218,022
Koninklijke KPN NV	72,952	305,733
Koninklijke Philips NV	21,651	616,779
Koninklijke Vopak NV	1,674	83,366
NN Group NV	5,182	169,557
OCI NV (b)	1,933	37,854
Randstad Holding NV	2,933	162,568
Reed Elsevier NV	22,346	390,185
Royal Boskalis Westminster NV	2,014	79,168
TNT Express NV	11,588	103,985
Unibail-Rodamco SE (Amsterdam)	2,199	605,042
Unilever NV CVA	36,912	1,654,255
Wolters Kluwer - CVA	7,005	279,622

		8,731,949

New Zealand (0.17%)
Auckland International Airport Ltd.	20,331	90,359
Contact Energy Ltd.	16,795	58,044
Fletcher Building Ltd.	16,252	88,631
Meridian Energy Ltd.	27,088	49,055
Mighty River Power Ltd.	15,055	30,386
Ryman Healthcare Ltd.	7,561	43,638
Spark New Zealand Ltd.	43,136	108,827

		468,940

	Shares	Value
Common Stocks (Cont.)
Norway (0.57%)
DnB NOR ASA	22,571	$266,906
Gjensidige Forsikring ASA	4,480	76,393
Norsk Hydro ASA	30,366	125,028
Orkla ASA	17,579	159,226
Schibsted ASA Class A	1,778	51,978
Schibsted ASA Class B (b)	1,624	44,963
Statoil ASA	25,646	403,842
Telenor ASA	16,573	268,182
Yara International ASA	4,183	157,418

		1,553,936

Portugal (0.17%)
Banco Comercial Portugues SA Rights (b)	831,357	33,772
Energias de Portugal SA	54,555	194,056
Galp Energia SGPS SA B Shares	9,078	114,145
Jeronimo Martins SGPS SA	6,268	102,563

		444,536

Singapore (1.49%)
Ascendas Real Estate Investment Trust	48,762	86,464
CapitaLand Commercial Trust	43,000	46,898
Capitaland Ltd.	58,892	134,138
CapitaLand Mall Trust	58,000	89,936
City Developments Ltd.	10,031	60,803
Comfortdelgro Corp. Ltd.	47,000	101,821
DBS Group Holdings Ltd.	39,967	456,054
Genting Singapore PLC	136,500	84,562
Global Logistic Properties Ltd.	75,000	107,115
Golden Agri-Resources Ltd.	166,702	50,709
Hongkong Land Holdings Ltd.	11,600	69,484
Hutchison Port Holdings Trust	130,000	65,000
Jardine Cycle & Carriage Ltd.	2,683	79,683
Jardine Matheson Holdings Ltd.	5,500	313,940
Keppel Corp. Ltd.	33,202	143,612
Noble Group Ltd. (b)	108,654	35,470
Oversea-Chinese Banking Corporation Ltd.	68,935	452,117
Sembcorp Industries Ltd.	21,200	47,501
Sembcorp Marine Ltd.	21,200	25,952
Singapore Airlines Ltd.	11,400	96,589
Singapore Exchange Ltd.	19,000	112,068
Singapore Press Holdings Ltd.	36,030	106,926
Singapore Technologies Engineering Ltd.	36,381	87,184
Singapore Telecommunications Ltd.	177,850	504,052
StarHub Ltd.	15,000	37,282
Suntec Real Estate Investment Trust	53,000	65,864
United Overseas Bank Ltd.	28,699	401,788
UOL Group Ltd.	10,797	48,063
Wilmar International Ltd.	44,000	109,686
Yangzijiang Shipbuilding Holdings Ltd.	48,000	34,900

		4,055,661

See accompanying notes to schedules of investments.	41

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (3.11%)
Abertis Infraestructuras SA	11,178	$183,796
ACS Actividades de Construccion y Servicios SA	4,317	128,653
Aena SA (b) (c)	1,551	200,226
Amadeus IT Holding SA A Shares	9,931	425,915
Banco Bilbao Vizcaya Argentaria SA	143,256	952,310
Banco de Sabadell SA	114,202	205,582
Banco Popular Espanol SA	38,553	100,329
Banco Santander SA	325,283	1,433,920
Bankia SA	108,509	102,482
Bankinter SA	15,383	108,702
CaixaBank SA	60,070	177,514
CaixaBank SA Interim Shares (a) (b)	953	2,816
Distribuidora Internacional de Alimentacion SA	14,395	74,791
Enagas SA	4,514	135,680
Endesa SA	7,349	141,074
Ferrovial SA	10,386	223,187
Gas Natural SDG SA	7,857	158,872
Grifols SA	7,092	157,930
Iberdrola SA	123,276	822,156
Industria de Diseno Textil SA	24,727	831,866
International Consolidated Airlines Group SA	18,956	151,206
Mapfre SA	24,761	53,505
Red Electrica Corporacion SA	2,447	212,453
Repsol SA	24,729	279,140
Telefonica SA	102,547	1,149,612
Zardoya Otis SA	3,936	45,818

		8,459,535

Sweden (2.91%)
Alfa Laval AB	6,264	102,545
Assa Abloy AB Class B	22,416	442,342
Atlas Copco AB Class A	15,402	387,599
Atlas Copco AB Class B	9,023	212,731
Boliden AB	6,475	103,606
Electrolux AB Series B	5,586	146,974
Getinge AB B Shares	4,571	105,347
Hennes & Mauritz AB (H&M) B Shares	21,399	713,542
Hexagon AB B Shares	5,817	226,425
Husqvarna AB B Shares	9,274	67,799
ICA Gruppen AB	1,730	57,239
Industrivarden AB C Shares	3,651	62,242
Investment AB Kinnevik B Shares	5,361	152,082
Investor AB B Shares	10,201	361,132
Lundin Petroleum AB (b)	4,808	81,434
Millicom International Cellular SA SDR	1,498	81,873
Nordea Bank AB	68,781	660,847
Sandvik AB	24,742	256,007
Securitas AB Class B	7,197	119,237
Skandinaviska Enskilda Banken AB Class A	33,969	324,491
Skanska AB Class B	8,849	201,979
SKF AB B Shares	9,025	162,974

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Svenska Cellulosa AB Class B	13,326	$416,445
Svenska Handelsbanken AB A Shares	33,447	425,594
Swedbank AB - A Shares	20,239	436,030
Swedish Match AB	4,636	157,384
Tele2 AB B Shares	7,142	66,245
Telefonaktiebolaget LM Ericsson B Shares	68,850	689,496
TeliaSonera AB	59,627	309,731
Volvo AB B Shares	34,395	377,494

		7,908,866

Switzerland (8.98%)
ABB Ltd. Reg.	49,467	964,080
Actelion Ltd. Reg. (b)	2,277	340,289
Adecco SA Reg.	3,673	239,315
Aryzta AG	1,931	79,987
Baloise Holding AG Reg.	1,041	132,297
Barry Callebaut AG Reg.	52	56,513
Chocoladefabriken Lindt & Sprungli AG Reg.	3	224,606
Chocoladefabriken Lindt & Sprungli AG	22	136,363
Compagnie Financiere Richemont SA Reg.	11,816	780,934
Credit Suisse Group AG Reg.	40,984	580,097
Dufry AG Reg. (b)	926	113,926
Ems-Chemie Holding AG Reg	173	89,689
Galenica AG	83	124,817
Geberit AG Reg.	858	320,607
Givaudan SA Reg.	207	406,013
Julius Baer Group Ltd.	5,026	215,874
Kuehne & Nagel International AG Reg.	1,222	173,727
LafargeHolcim Ltd. Reg. (b)	10,274	483,275
Lonza Group AG Reg. (b)	1,219	206,262
Nestle SA Reg.	71,961	5,377,149
Novartis AG Reg.	51,356	3,722,649
Pargesa Holding SA	681	43,379
Partners Group Holding AG	354	142,292
Roche Holding AG	15,857	3,903,439
Schindler Holding AG	970	178,858
Schindler Holding AG Reg.	476	87,176
SGS SA Reg	121	255,704
Sika AG (b)	51	201,868
Sonova Holding AG Reg.	1,158	147,889
Sulzer AG Reg.	311	30,888
Swatch Group AG Reg., The	1,093	73,602
Swatch Group AG, The	682	236,258
Swiss Life Holding AG Reg.	736	195,722
Swiss Prime Site AG Reg.	1,448	127,700
Swiss Re AG	7,974	737,235
Swisscom AG	571	310,278
Syngenta AG Reg.	2,098	872,758
UBS Group AG	82,315	1,326,046

42	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Switzerland (Cont.)
Zurich Insurance Group AG	3,386	$786,328

		24,425,889

United Kingdom (19.27%)
3i Group PLC	21,674	142,074
Aberdeen Asset Management PLC	21,593	86,030
Admiral Group PLC	4,312	122,809
Aggreko PLC	5,866	90,737
Anglo American PLC	32,157	254,990
Antofagasta PLC	8,948	60,325
ARM Holdings PLC	31,550	459,481
Ashtead Group PLC	11,565	143,512
Associated British Foods PLC	7,935	381,673
AstraZeneca PLC	28,520	1,598,535
Auto Trader Group PLC (c)	14,794	82,867
Aviva PLC	92,143	603,604
Babcock International Group PLC	5,898	80,432
BAE Systems PLC	70,653	516,509
Barclays PLC	380,377	819,474
Barratt Developments PLC	22,784	183,415
Berkeley Group Holdings PLC, The	2,931	135,466
BHP Billiton PLC	47,871	538,212
BP PLC	413,397	2,078,985
British American Tobacco PLC	41,998	2,467,071
British Land Company PLC	22,701	228,393
BT Group PLC	190,272	1,203,790
Bunzl PLC	7,625	221,547
Burberry Group PLC	10,307	202,067
Capita PLC	15,168	227,000
Carnival PLC	4,273	230,264
Centrica PLC	115,202	376,750
Cobham PLC	26,798	83,559
Coca-Cola HBC AG CDI	4,506	95,782
Compass Group PLC	37,259	657,142
Croda International PLC	3,086	134,697
Diageo PLC	56,771	1,534,124
Direct Line Insurance Group PLC	29,969	159,345
Dixons Carphone PLC	23,089	141,368
easyJet PLC	3,283	71,624
Experian PLC	21,978	392,995
Fresnillo PLC	4,520	61,835
G4S PLC	35,279	96,576
GKN PLC	38,488	159,644
GlaxoSmithKline PLC	109,846	2,227,659
Glencore PLC	273,498	617,892
Hammerson PLC	18,272	151,817
Hargreaves Lansdown PLC	5,997	115,761
HSBC Holdings PLC	442,026	2,754,655
ICAP PLC	12,316	83,987
IMI PLC	6,391	87,431
Imperial Brands PLC	21,678	1,202,745
Inmarsat PLC	10,040	141,964
InterContinental Hotels Group PLC	5,479	225,925
Intertek Group PLC	3,712	168,844
Intu Properties PLC	20,570	92,472
Investec PLC	12,634	92,996

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
ITV PLC	86,454	$299,497
J Sainsbury PLC	27,963	110,967
Johnson Matthey PLC	4,437	174,865
Kerry Group PLC Class A (Dublin)	3,634	338,584
Kingfisher PLC	50,949	275,652
Land Securities Group PLC	18,231	288,289
Legal & General Group PLC	133,698	451,640
Lloyds Banking Group PLC	1,284,263	1,254,644
London Stock Exchange Group PLC	7,190	291,211
Marks & Spencer Group PLC	37,478	218,648
Mediclinic International PLC	8,340	107,326
Meggitt PLC	18,473	107,878
Merlin Entertainments PLC (c)	16,303	108,529
Mondi PLC	8,441	161,968
National Grid PLC	84,908	1,203,881
Next PLC	3,204	248,494
Old Mutual PLC	112,540	312,118
Paddy Power Betfair PLC	1,839	256,552
Pearson PLC	18,861	237,030
Persimmon PLC	6,954	208,243
Petrofac Ltd.	5,227	69,142
Provident Financial PLC	3,116	132,694
Prudential PLC	57,813	1,080,271
Randgold Resources Ltd.	2,005	183,436
Reckitt Benckiser Group PLC	14,451	1,396,827
Reed Elsevier PLC (London)	25,224	468,790
Rexam PLC	16,065	146,285
Rio Tinto PLC	28,006	786,572
Rolls-Royce Holdings PLC	40,859	400,223
Royal Bank of Scotland Group PLC (b)	77,132	246,709
Royal Dutch Shell PLC Class A	89,086	2,154,673
Royal Dutch Shell PLC Class B	89,733	2,190,942
Royal Mail PLC	18,321	126,489
RSA Insurance Group PLC	23,915	163,393
SABMiller PLC	21,888	1,337,943
Sage Group PLC, The	24,700	223,140
Schroders PLC	2,925	112,714
SEGRO PLC	15,713	92,596
Severn Trent PLC	5,419	169,125
Shire PLC	13,448	764,668
Sky PLC	23,289	342,516
Smith & Nephew PLC	20,131	331,923
Smiths Group PLC	9,113	140,833
Sports Direct International (b)	6,351	34,489
SSE PLC	22,788	488,320
St. James’s Place PLC	11,984	158,092
Standard Chartered PLC	73,213	496,897
Standard Life PLC	45,083	230,576
Tate & Lyle PLC	10,415	86,460
Taylor Wimpey PLC	74,910	204,743
Tesco PLC (b)	183,582	505,718
Travis Perkins PLC	5,610	147,208
TUI AG (United Kingdom)	10,564	163,712
Unilever PLC	28,962	1,311,334
United Utilities Group PLC	15,647	207,426
Vodafone Group PLC	600,108	1,906,533

See accompanying notes to schedules of investments.	43

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Weir Group PLC, The	4,892	$77,850
Whitbread PLC	4,175	237,455
William Hill PLC	18,561	87,172
William Morrison Supermarkets PLC	49,550	141,407
Wolseley PLC	5,777	326,827
Worldpay Group PLC (b) (c)	24,827	98,094
WPP PLC	29,411	687,270

		52,404,354

United States (0.21%)
AerCap Holdings NV (b)	1,812	70,233
Check Point Software Technologies Ltd. (b)	1,548	135,404
Melco Crown Entertainment Ltd. ADR	1,845	30,461
Mobileye NV (b)	1,857	69,248
NXP Semiconductors NV (b)	3,059	247,993
Taro Pharmaceutical Industries Ltd. (b)	153	21,917

		575,256

Total Common Stocks
(cost $258,186,478)		266,819,228

Preferred Stocks (0.54%)
Germany (0.48%)
Bayerische Moteren Werke (BMW) AG	1,238	98,977
Fuchs Petrolub SE	1,416	63,266
Henkel AG & Co. KGaA	3,970	437,742
Porsche Automobil Holding SE	3,312	170,686
Volkswagen AG	4,183	532,388

		1,303,059

Italy (0.06%)
Intesa Sanpaolo RSP	21,892	56,946
Telecom Italia RNC SpA	135,587	118,799

		175,745

Total Preferred Stocks
(cost $1,140,527)		1,478,804

	Shares	Value
Short-term Investments (0.11%)
State Street Institutional U.S. Government Money Market Fund	294,793	$294,793

Total Short-term Investments
(cost $ 294,793)		294,793

TOTAL INVESTMENTS (98.77%)
(cost $ 259,621,798)		268,592,825
CASH (d) AND OTHER ASSETS, NET OF LIABILITIES (1.23%)		3,334,651

NET ASSETS (100.00%)		$271,927,476

(a)	In accordance with theTrust’s valuation procedures,State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(b)	Non-income producing security.

(c)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933.These securities may be resold in transactions exempt from registration,normally to qualified institutional buyers.At March 31, 2016,the value of these securities amounted to $701,495 or 0.26% of net assets.

(d)	At March 31, 2016,cash in the amount of $222,502 has been pledged to cover,in whole or in part,initial margin requirements for open futures contracts.

SDR - Swedish Depositary Receipt

ADR - American Depositary Receipt

44	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$82,527,196	30.73
Japanese Yen	60,346,882	22.47
British Pound	51,809,218	19.29
Swiss Franc	24,425,889	9.09
Australian Dollar	19,179,698	7.14
Hong Kong Dollar	8,461,349	3.15
Swedish Krona	7,908,866	2.94
Danish Krone	5,321,178	1.98
Singapore Dollar	3,607,237	1.34
Israeli Shekel	1,663,963	0.62
Norwegian Krone	1,553,936	0.58
United States Dollar	1,318,473	0.49
New Zealand Dollar	468,940	0.18

Total Investments	$268,592,825	100.00%

SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$63,768,253	23.45
Industrials	35,609,189	13.09
Consumer Discretionary	35,385,342	13.01
Consumer Staples	33,995,533	12.50
Health Care	30,751,547	11.31
Materials	18,087,739	6.65
Information Technology	14,061,549	5.17
Telecommunication Services	13,703,520	5.04
Energy	12,498,708	4.60
Utilities	10,436,652	3.84

Total Stocks	268,298,032	98.66
Short-term Investments	294,793	0.11
Cash and Other Assets, Net of Liabilities	3,334,651	1.23

Net Assets	$271,927,476	100.00%

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	4	June 2016	$389,779	$389,702	$(77)
Euro Stoxx 50 Index	35	June 2016	1,187,150	1,169,008	(18,142)
FTSE 100 Index	10	June 2016	874,885	878,622	3,737
Nikkei 225 Index	10	June 2016	745,460	746,252	792

Total					$(13,690)

See accompanying notes to schedules of investments.	45

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

(Unaudited)

	Shares	Value
Registered Investment Companies (99.83%)
State Farm Variable Product Trust Bond Fund (a)	3,409,465	$35,697,098
State Farm Variable Product Trust Large Cap Equity Index Fund (a)	2,887,498	54,198,338

Total Registered Investment Companies
(cost $ 69,542,435)		89,895,436

TOTAL INVESTMENTS (99.83%)
(cost $ 69,542,435)		89,895,436
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.17%)		155,044

NET ASSETS (100.00%)		$90,050,480

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

46	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (74.03%)
Aerospace/Defense (0.97%)
Northrop Grumman Corp.
3.250%, 08/01/2023	$1,500,000	$1,568,216

Agriculture, Foods, & Beverage (5.79%)
Coca-Cola Co., The
1.800%, 09/01/2016	500,000	502,134
Hershey Co.
5.450%, 09/01/2016	500,000	509,526
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,039,346
PepsiCo Inc.
5.000%, 06/01/2018	1,000,000	1,084,694
Mondelez International Inc.
2.250%, 02/01/2019	500,000	510,488
Campbell Soup Co.
4.250%, 04/15/2021	1,000,000	1,082,047
Kellogg Co.
3.125%, 05/17/2022	1,000,000	1,019,792
Sysco Corp.
2.600%, 06/12/2022	1,000,000	1,005,611
Kellogg Co.
2.750%, 03/01/2023	1,000,000	1,009,300
PepsiCo Inc.
2.750%, 03/01/2023	1,000,000	1,041,659
Mondelez International Inc.
4.000%, 02/01/2024	500,000	536,825

		9,341,422

Automotive (1.27%)
Toyota Motor Credit Corp.
2.100%, 01/17/2019	1,000,000	1,020,480
2.750%, 05/17/2021	1,000,000	1,035,905

		2,056,385

Banks (2.56%)
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	502,656
Bank of America NA
6.000%, 06/15/2016	500,000	504,752
Wachovia Corp.
5.750%, 06/15/2017	500,000	526,163
Bank of New York Mellon Corp.
2.200%, 03/04/2019	1,000,000	1,015,621
Wells Fargo & Co.
3.000%, 01/22/2021	500,000	518,310
U.S. Bancorp
3.700%, 01/30/2024	500,000	542,778
Bank of New York Mellon Corp.
3.400%, 05/15/2024	500,000	522,960

		4,133,240

Chemicals (4.14%)
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	528,724
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	550,974

	Principal amount	Value
Corporate Bonds (Cont.)
Chemicals (Cont.)
Praxair Inc.
2.450%, 02/15/2022	$1,000,000	$1,024,928
Dow Chemical Co., The
3.000%, 11/15/2022	1,000,000	1,022,684
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	1,004,392
Praxair Inc.
2.700%, 02/21/2023	500,000	513,992
International Flavors & Fragrances Inc.
3.200%, 05/01/2023	500,000	495,844
Potash Corporation of
Saskatchewan Inc.
3.625%, 03/15/2024	1,000,000	1,007,078
Praxair Inc.
3.200%, 01/30/2026	500,000	524,700

		6,673,316

Commercial Service/Supply (1.29%)
Pitney Bowes Inc.
5.750%, 09/15/2017	1,000,000	1,046,114
Cintas Corp. No. 2
3.250%, 06/01/2022	1,000,000	1,042,854

		2,088,968

Computer Software & Services (0.97%)
Automatic Data Processing Inc.
2.250%, 09/15/2020	500,000	514,596
Texas Instruments Inc.
2.750%, 03/12/2021	500,000	523,592
Automatic Data Processing Inc.
3.375%, 09/15/2025	500,000	534,538

		1,572,726

Computers (1.31%)
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,067,727
3.450%, 02/19/2026	1,000,000	1,049,693

		2,117,420

Consumer & Marketing (2.94%)
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,041,733
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	534,229
Unilever Capital Corp.
4.250%, 02/10/2021	1,000,000	1,120,436
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	1,029,289
Kimberly-Clark Corp.
2.750%, 02/15/2026	1,000,000	1,022,089

		4,747,776

See accompanying notes to schedules of investments.	47

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (0.95%)
Emerson Electric Co.
5.125%, 12/01/2016	$500,000	$514,423
2.625%, 02/15/2023	1,000,000	1,014,196

		1,528,619

Financial Services (3.62%)
GE Capital International Funding Co. (a)
0.964%, 04/15/2016	1,059,000	1,059,058
JPMorgan Chase & Co.
2.200%, 10/22/2019	500,000	508,568
4.350%, 08/15/2021	1,000,000	1,092,709
General Electric Capital Corp.
3.100%, 01/09/2023	287,000	303,909
JPMorgan Chase & Co.
3.200%, 01/25/2023	500,000	512,905
3.625%, 05/13/2024	500,000	521,352
GE Capital International Funding Co. (a)
3.373%, 11/15/2025	744,000	793,919
Visa Inc.
3.150%, 12/14/2025	1,000,000	1,043,875

		5,836,295

Health Care (8.84%)
Wyeth
5.450%, 04/01/2017	500,000	522,445
Amgen Inc.
5.850%, 06/01/2017	500,000	526,340
Johnson & Johnson
5.550%, 08/15/2017	500,000	531,696
AstraZeneca PLC
5.900%, 09/15/2017	500,000	533,376
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,095,615
Pfizer Inc.
2.100%, 05/15/2019	500,000	514,903
Amgen Inc.
2.200%, 05/22/2019	500,000	511,490
Gilead Sciences Inc.
2.550%, 09/01/2020	500,000	514,908
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	1,101,864
Sanofi-Aventis
4.000%, 03/29/2021	1,000,000	1,099,656
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	1,036,985
Medtronic Inc.
2.750%, 04/01/2023	1,000,000	1,026,325
Pfizer Inc.
3.000%, 06/15/2023	1,000,000	1,055,290
Novartis Capital Corp.
3.400%, 05/06/2024	1,000,000	1,072,764
Pfizer Inc.
3.400%, 05/15/2024	500,000	536,250

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Amgen Inc.
3.625%, 05/22/2024	$500,000	$526,014
Bayer U.S. Finance LLC (a)
3.375%, 10/08/2024	500,000	527,127
Gilead Sciences Inc.
3.650%, 03/01/2026	500,000	531,317
Roche Holdings Inc. (a)
2.625%, 05/15/2026	1,000,000	998,798

		14,263,163

Machinery & Manufacturing (7.04%)
Caterpillar Inc.
5.700%, 08/15/2016	500,000	509,034
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,037,319
Honeywell International Inc.
5.300%, 03/15/2017	500,000	520,894
John Deere Capital Corp.
5.500%, 04/13/2017	500,000	523,602
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,055,663
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	530,714
Thermo Fisher Scientific Inc.
2.400%, 02/01/2019	500,000	505,897
Danaher Corp.
2.400%, 09/15/2020	500,000	516,218
John Deere Capital Corp.
2.800%, 03/04/2021	500,000	516,464
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	1,000,000	1,033,577
Deere & Co.
2.600%, 06/08/2022	1,000,000	1,021,917
Covidien International
3.200%, 06/15/2022	1,000,000	1,053,124
3M Co.
2.000%, 06/26/2022	500,000	508,787
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	996,158
John Deere Capital Corp.
3.400%, 09/11/2025	500,000	527,446
Thermo Fisher Scientific Inc.
3.650%, 12/15/2025	500,000	508,557

		11,365,371

Media & Broadcasting (2.57%)
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,022,171
Time Warner Inc.
2.100%, 06/01/2019	500,000	504,309
Comcast Corp.
3.125%, 07/15/2022	1,000,000	1,059,665
Time Warner Inc.
3.550%, 06/01/2024	500,000	514,308

48	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Media & Broadcasting (Cont.)
Thomson Reuters Corp.
3.850%, 09/29/2024	$500,000	$513,634
Walt Disney Co., The
3.150%, 09/17/2025	500,000	537,104

		4,151,191

Mining & Metals (1.91%)
Alcoa Inc.
5.550%, 02/01/2017	1,000,000	1,023,300
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	518,700
Rio Tinto Finance USA Ltd.
6.500%, 07/15/2018	500,000	545,862
Rio Tinto Finance USA PLC
3.500%, 03/22/2022	500,000	502,298
Barrick Gold Corp.
3.850%, 04/01/2022	500,000	489,910

		3,080,070

Oil & Gas (5.33%)
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	511,652
Shell International Finance
5.200%, 03/22/2017	500,000	520,417
Canadian Natural Resources
5.700%, 05/15/2017	500,000	515,412
Weatherford International Inc.
6.350%, 06/15/2017	500,000	495,000
EOG Resources Inc.
5.875%, 09/15/2017	500,000	529,426
Husky Energy Inc.
6.200%, 09/15/2017	500,000	522,204
ConocoPhillips
5.200%, 05/15/2018	500,000	528,853
Apache Corp.
3.250%, 04/15/2022	1,000,000	962,145
Shell International Finance
2.375%, 08/21/2022	500,000	495,424
EOG Resources Inc.
2.625%, 03/15/2023	500,000	473,796
Chevron Corp.
3.326%, 11/17/2025	1,000,000	1,029,389
Devon Energy Corp.
5.850%, 12/15/2025	1,000,000	965,238
Trans-Canada Pipelines
4.875%, 01/15/2026	1,000,000	1,056,248

		8,605,204

Retailers (6.71%)
Target Corp.
5.875%, 07/15/2016	1,000,000	1,014,099
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	512,204
McDonald’s Corp.
5.300%, 03/15/2017	1,000,000	1,041,679

	Principal amount	Value
Corporate Bonds (Cont.)
Retailers (Cont.)
Wal-Mart Stores Inc.
5.375%, 04/05/2017	$1,000,000	$1,045,681
Target Corp.
5.375%, 05/01/2017	500,000	523,590
CVS Caremark Corp.
5.750%, 06/01/2017	309,000	325,541
Wal-Mart Stores Inc.
5.800%, 02/15/2018	500,000	545,604
CVS Caremark Corp.
2.250%, 12/05/2018	1,000,000	1,024,301
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	1,119,670
TJX Companies Inc., The
2.750%, 06/15/2021	500,000	518,794
Walgreen Co.
3.100%, 09/15/2022	500,000	504,614
Home Depot Inc.
2.700%, 04/01/2023	1,000,000	1,038,583
3.350%, 09/15/2025	500,000	541,812
Lowe’s Companies Inc.
3.375%, 09/15/2025	1,000,000	1,072,213

		10,828,385

Telecom & Telecom Equipment (1.97%)
AT&T Inc.
4.450%, 05/15/2021	1,000,000	1,092,432
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	997,059
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,087,261

		3,176,752

Transportation (2.26%)
Burlington Northern Santa Fe
3.000%, 03/15/2023	1,500,000	1,560,645
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,062,876
Canadian National Railway Co.
2.750%, 03/01/2026	1,000,000	1,024,109

		3,647,630

Utilities & Energy (11.59%)
Ohio Power Co.
6.000%, 06/01/2016	1,000,000	1,007,387
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	509,118
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	512,656
Consolidated Edison Co. of New York
5.300%, 12/01/2016	1,000,000	1,026,649
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,050,892
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,037,613

See accompanying notes to schedules of investments.	49

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Atmos Energy Corp.
6.350%, 06/15/2017	$500,000	$527,850
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,048,432
Union Electric Co.
6.400%, 06/15/2017	500,000	528,934
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	529,008
Commonwealth Edison Co.
6.150%, 09/15/2017	500,000	534,434
Florida Power Corp.
5.800%, 09/15/2017	500,000	532,926
Virginia Electric & Power Co.
5.950%, 09/15/2017	500,000	533,033
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	541,641
Florida Power Corp.
5.650%, 06/15/2018	500,000	545,956
Pacificorp
5.650%, 07/15/2018	500,000	547,492
Appalachian Power Co.
4.600%, 03/30/2021	500,000	543,382
Southern California Edison Co.
3.875%, 06/01/2021	1,000,000	1,087,420
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	500,000	511,058
Northern States Power Co.
2.150%, 08/15/2022	500,000	499,221
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	992,568
Indiana Michigan Power Co.
3.200%, 03/15/2023	1,000,000	1,011,085
Kansas City Power & Light Co.
3.150%, 03/15/2023	1,000,000	1,005,658
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	1,000,815
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	1,048,032

		18,713,260

Total Corporate Bonds
(cost $114,766,555)		119,495,409

U.S. Treasury Obligations (23.74%)
U.S. Treasury Notes
3.250%, 03/31/2017	8,000,000	8,207,504
3.500%, 02/15/2018	10,000,000	10,515,230
2.750%, 02/15/2019	7,500,000	7,903,418
3.625%, 02/15/2020	6,000,000	6,585,935
2.000%, 02/15/2025	5,000,000	5,106,835

Total U.S. Treasury Obligations
(cost $36,889,295)		38,318,922

	Shares	Value
Short-term Investments (1.60%)
JPMorgan U.S. Government Money Market Fund	2,578,974	$2,578,974

Total Short-term Investments
(cost $ 2,578,974)		2,578,974

TOTAL INVESTMENTS (99.37%)
(cost $ 154,234,824)		160,393,305
OTHER ASSETS, NET OF LIABILITIES (0.63%)		1,009,025

NET ASSETS (100.00%)		$161,402,330

(a)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2016, the value of these securities amounted to $3,378,902 or 2.09% of net assets.

50	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2016

(Unaudited)

	Principal amount	Value
Short-term Investments (100.12%)
Agriculture, Foods, & Beverage (5.06%)
PepsiCo Inc. (a)
0.400%, 04/12/2016	$1,577,000	$1,576,807

Automotive (14.48%)
American Honda Finance Corp.
0.450%, 04/21/2016	1,400,000	1,399,650
PACCAR Financial Corp.
0.370%, 04/28/2016	1,531,000	1,530,575
Toyota Motor Credit Corp.
0.410%, 04/04/2016	1,577,000	1,576,946

		4,507,171

Government Agency Securities (b) (40.54%)
Federal Home Loan Bank
0.315%, 04/12/2016	2,000,000	1,999,807
0.335%, 04/20/2016	2,179,000	2,178,615
0.305%, 05/16/2016	1,630,000	1,629,379
0.305%, 05/26/2016	2,400,000	2,398,882
0.370%, 06/01/2016	1,272,000	1,271,203
Federal Home Loan Mortgage Corp.
0.285%, 05/03/2016	1,321,000	1,320,665
0.340%, 06/09/2016	1,825,000	1,823,811

		12,622,362

Health Care (5.05%)
Roche Holdings Inc. (a)
0.420%, 04/18/2016	1,573,000	1,572,688

Machinery & Manufacturing (8.76%)
Caterpillar Financial Services Corp.
0.450%, 04/06/2016	1,577,000	1,576,901
Honeywell International Inc. (a)
0.450%, 04/08/2016	1,150,000	1,149,899

		2,726,800

Media & Broadcasting (4.44%)
Walt Disney Co., The (a)
0.480%, 04/22/2016	1,383,000	1,382,613

Oil & Gas (10.27%)
Chevron Corp. (a)
0.470%, 04/25/2016	1,622,000	1,621,492
Exxon Mobil Corp.
0.440%, 04/13/2016	1,575,000	1,574,769

		3,196,261

	Shares	Value
Registered Investment Companies (0.00%)
JPMorgan U.S. Government Money Market Fund	1,169	$1,169

	Principal amount	Value
Short-term Investments (Cont.)
U.S. Government Obligations (11.52%)
U.S. Treasury Bill
0.079%, 04/28/2016	$1,688,000	$1,687,900
0.288%, 06/02/2016	1,900,000	1,899,059

		3,586,959

Total Short-term Investments
(cost $ 31,172,830)		31,172,830

TOTAL INVESTMENTS (100.12%)
(cost $ 31,172,830)		31,172,830
LIABILITIES, NET OF OTHER ASSETS (-0.12%)		(38,716)

NET ASSETS (100.00%)		$31,134,114

(a)	Securities exempt from registration under Section 4(a)(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 6, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to schedules of investments.	51

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and other equity securities of large capitalization companies.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in common stock and other equity securities of small and mid-capitalization companies.

The International Equity Fund seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)1 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2 by investing in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the MSCI Europe, Australasia and Far East Free Index® (the “EAFE Free”)3 by investing in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 15 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.
The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund typically invests 80% or more of its assets in investment grade bonds or bonds determined to be of comparable quality.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 5 Income Taxes.

Foreign Currency Translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at March 31, 2016. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Short Sales

The Large Cap Index, Small Cap Index, International Index Funds, and indirectly, the Balanced Fund, may enter into covered short sale transactions to dispose of certain securities received as part of corporate actions (e.g., corporate mergers or spin-offs) that no longer are included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of these Funds.

Money Market Fund Reform

In July 2014, the Securities and Exchange Commission adopted amendments to the rules under the Investment Company Act of 1940 governing the operations of registered money market funds such as Money Market Fund. The amendments are generally intended to increase the transparency of risks associated with investments in money market funds and address circumstances in which money market funds may face heavy redemptions. In response to the revised amendments, in December 2015 the Board of Trustees approved the transition of the Money Market Fund to a Government money market fund. A Government money market fund invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully. The change, planned for 2016, will allow the Money Market Fund to maintain a stable net asset value per share and not require liquidity fees or temporary suspensions of redemptions.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Spot and forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent event”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potential global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including understanding a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of March 31, 2016:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$61,685,427	$—	$—	$61,685,427
Short-term Investments	1,759,617	—	—	1,759,617
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	57,572,632	—	—	57,572,632
Short-term Investments	1,734,785	—	—	1,734,785
International Equity Fund					—	—	—	—
Common Stocks (a)	41,455,697	—	—	41,455,697
Preferred Stocks (a)	8,505	—	—	8,505
Short-term Investments	2,010,057	—	—	2,010,057
Large Cap Index Fund					240,821	—	—	240,821
Common Stocks (a)	595,647,441	—	—	595,647,441
Short-term Investments	6,199,955	—	—	6,199,955
Small Cap Index Fund					217,057	—	—	217,057
Common Stocks (a)	264,030,211	26,468	8,131	264,064,810
Short-term Investments	5,422,553	—	—	5,422,553
International Index Fund					(13,690)	—	—	(13,690)
Common Stocks (a)	266,612,183	207,045	0	266,819,228
Preferred Stocks (a)	1,478,804	—	—	1,478,804
Short-term Investments	294,793	—	—	294,793
Balanced Fund					—	—	—	—
Registered Investment Companies	89,895,436	—	—	89,895,436
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	119,495,409	—	119,495,409
U.S. Treasury Obligations	—	38,318,922	—	38,318,922
Short-term Investments	2,578,974	—	—	2,578,974
Money Market Fund					—	—	—	—
Short-term Investments	1,169	31,171,661	—	31,172,830

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

On December 31, 2015, substantially all of the common stocks and preferred stocks in the International Equity Fund and International Index Fund were fair valued using the independent statistical fair value service in accordance with valuation procedures approved by the Trust’s Board of Trustees, and were therefore valued using Level 2 inputs. On March 31, 2016, substantially all of the common stocks and preferred stocks in these Funds were valued at last traded price (except as noted in the Schedule of Investments), because the Trust’s valuation procedures did not require the use of the independent

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

statistical fair value service. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, common stocks and preferred stocks valued on March 31, 2016 at $41,464,202 were transferred from Level 2 to Level 1 in the International Equity Fund and $268,090,987 of common stocks and preferred stocks were transferred from Level 2 to Level 1 in the International Index Fund. For the remaining Funds, there were no transfers of securities between Level 1 and Level 2 as of March 31, 2016 as compared to December 31, 2015.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Cap Index Fund Investments in Securities (a)
Balance as of December 31, 2015	$3,079
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(3,079)
Purchases	—
Issuances	—
Sales	—
Transfers in	8,131
Transfers out	—

Balance as of March 31, 2016	$8,131

(a) Using the end of the reporting period method for determining when transfers between levels are recognized.

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2015 or for the period ended March 31, 2016. The remaining Funds (other than the Small Cap Index Fund, as noted in the preceding table) did not hold any Level 3 securities as of December 31, 2015, or for the period ended March 31, 2016.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 4 Derivative Instruments.

4.	Derivative Instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds, other than the Balanced Fund, entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Unrealized gains and losses on open futures contracts are reflected in other assets in the Schedules of Investments. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds may engage in portfolio hedging with the objective to protect against variations in exchange rates. Portfolio hedging involves the selling of forward foreign currency contracts with respect to the actual or anticipated portfolio security position denominated or quoted in the particular currency. These Funds bear the market risk that arise from changes in foreign currency rates and the potential for any credit risk should a counterparty fail to perform under a forward foreign currency contract, and as a result, might realize a loss. As of March 31, 2016, neither Fund has entered into a forward foreign currency contract.

For unrealized gain (loss) of derivative instruments held by the Funds, see the Schedules of Investments.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

5.	Income Taxes

As of March 31, 2016, each Fund’s aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$55,015,148	$10,140,863	$(1,710,967)	$8,429,896
Small/Mid Cap Equity Fund	59,262,012	4,624,972	(4,579,567)	45,405
International Equity Fund	40,554,310	5,725,207	(2,805,258)	2,919,949
Large Cap Index Fund	435,476,664	232,675,024	(66,304,292)	166,370,732
Small Cap Index Fund	237,037,434	81,725,139	(49,275,210)	32,449,929
International Index Fund	261,728,703	79,681,030	(72,816,908)	6,864,122
Balanced Fund	69,542,581	20,352,855	—	20,352,855
Bond Fund	154,234,824	6,280,154	(121,673)	6,158,481
Money Market Fund	31,172,830	—	—	—

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

(1) The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and State Farm Variable Product Trust (together the “Licensees”). Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Licensees. The Licensees’ products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(2) Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3) The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date May 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Joe R. Monk Jr.
Joe R. Monk Jr.
President

Date May 16, 2016

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date May 16, 2016